                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-06465

                                   ----------

                           THE TRAVELERS SERIES TRUST
               (Exact name of registrant as specified in charter)

                                 One Cityplace,
                          Hartford, Connecticut, 06103
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:
          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       The Travelers Series Trust                         1666 K Street, N.W.
          501 Boylston Street,                           Washington, D.C. 20006
      Boston Massachusetts, 02116

       Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPITAL APPRECIATION FUND

Schedule of Investments (unaudited)
September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.3%

CONSUMER DISCRETIONARY -- 23.7%

INTERNET & CATALOG RETAIL -- 4.0%
1,032,175   eBay, Inc. *                                          $   42,525,610
                                                                  --------------

MEDIA -- 5.2%
1,568,785   XM Satellite Radio Holdings, Inc., Class A Shares *       56,335,069
                                                                  --------------

MULTILINE RETAIL -- 1.0%
  232,800   J.C. Penney Co., Inc.                                     11,039,376
                                                                  --------------

SPECIALTY RETAIL -- 8.3%
  762,922   Advance Auto Parts *                                      29,509,823
  857,325   Lowe's Cos., Inc.                                         55,211,730
  236,670   Staples, Inc.                                              5,045,805
                                                                  --------------
                                                                      89,767,358
                                                                  --------------

TEXTILES, APPAREL & LUXURY GOODS -- 5.2%
  413,880   Coach, Inc. *                                             12,979,277
  526,005   NIKE, Inc., Class B Shares                                42,964,088
                                                                  --------------
                                                                      55,943,365
                                                                  --------------
            TOTAL CONSUMER DISCRETIONARY                             255,610,778
                                                                  --------------

ENERGY -- 6.9%

OIL & GAS -- 6.9%
1,004,130   Murphy Oil Corp.                                          50,075,963
  397,580   Suncor Energy, Inc.                                       24,065,517
                                                                  --------------
            TOTAL ENERGY                                              74,141,480
                                                                  --------------

FINANCIALS -- 11.0%

BANKS -- 5.6%
  636,190   Commerce Bancorp, Inc.                                    19,524,671
  709,220   Wells Fargo & Co.                                         41,539,016
                                                                  --------------
                                                                      61,063,687
                                                                  --------------

DIVERSIFIED FINANCIAL SERVICES -- 4.4%
  285,470   American Express Co.                                      16,397,397
  172,875   Goldman Sachs Group, Inc.                                 21,018,142
  183,095   SLM Corp.                                                  9,821,216
                                                                  --------------
                                                                      47,236,755
                                                                  --------------

INSURANCE -- 1.0%
    3,901   Berkshire Hathaway, Inc., Class B Shares *                10,653,631
                                                                  --------------
            TOTAL FINANCIALS                                         118,954,073
                                                                  --------------

HEALTH CARE -- 29.9%

BIOTECHNOLOGY -- 11.2%
  827,980   Genentech, Inc. *                                         69,724,196
  714,505   Gilead Sciences, Inc. *                                   34,839,264
  224,045   Invitrogen Corp. *                                        16,854,905
                                                                  --------------
                                                                     121,418,365
                                                                  --------------

HEALTH CARE PROVIDERS & SERVICES -- 10.7%
2,058,665   UnitedHealth Group, Inc.                                 115,696,973
                                                                  --------------

PHARMACEUTICALS -- 8.0%
  391,314   Roche Holding AG                                          54,583,597
  946,100   Teva Pharmaceutical Industries Ltd., Sponsored ADR        31,618,662
                                                                  --------------
                                                                      86,202,259
                                                                  --------------
            TOTAL HEALTH CARE                                        323,317,597
                                                                  --------------

INDUSTRIALS -- 1.8%

AEROSPACE & DEFENSE -- 1.8%
  318,105   Lockheed Martin Corp.                                     19,417,129
                                                                  --------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

CAPITAL APPRECIATION FUND

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

INFORMATION TECHNOLOGY -- 18.3%

COMMUNICATIONS EQUIPMENT -- 1.2%
  287,440   QUALCOMM, Inc.                                        $   12,862,940
                                                                  --------------

COMPUTERS & PERIPHERALS -- 9.3%
1,882,840   Apple Computer, Inc. *                                   100,939,053
                                                                  --------------

INTERNET SOFTWARE & SERVICES -- 2.0%
  646,300   Yahoo!, Inc. *                                            21,870,792
                                                                  --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
  327,070   Texas Instruments, Inc.                                   11,087,673
                                                                  --------------

SOFTWARE -- 4.8%
  904,725   Electronic Arts, Inc. *                                   51,469,805
                                                                  --------------
            TOTAL INFORMATION TECHNOLOGY                             198,230,263
                                                                  --------------

MATERIALS -- 0.7%

CHEMICALS -- 0.7%
  405,770   Huntsman Corp. *                                           7,932,804
                                                                  --------------

UTILITIES -- 1.0%

ELECTRIC UTILITIES -- 1.0%
  643,070   AES Corp. *                                               10,565,640
                                                                  --------------
            TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
               (Cost -- $621,294,740)                              1,008,169,764
                                                                  --------------

    PAR
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.3%

REPURCHASE AGREEMENT -- 7.3%
$78,816,000   State Street Bank & Trust Co.,
                 dated 9/30/05, 2.450% due 10/3/05;
                 Proceeds due at maturity - $78,832,092;
                 (Fully collateralized by U.S. Treasury Note,
                 3.375% due 10/15/09; Market value -
                 $80,395,263)
                 (Cost -- $78,816,000)                               78,816,000
                                                                 --------------
              TOTAL INVESTMENTS -- 100.6%
              (Cost -- $700,110,740#)                             1,086,985,764
                                                                 --------------
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%        (6,313,223)
                                                                 --------------
              TOTAL NET ASSETS -- 100.0%                         $1,080,672,541
                                                                 ==============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

CONVERTIBLE SECURITIES PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

   FACE
  AMOUNT     RATING++                     SECURITY                       VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES -- 72.9%

AEROSPACE/DEFENSE -- 4.0%
$1,000,000      B+      Armor Holdings, Inc., 2.000%, 0.000% due
                        11/1/11 (a)                                   $1,003,761
 1,600,000      BB+     L-3 Communications Corp., 3.000% due
                        8/1/35 (b)                                     1,644,011
 1,500,000     BBB+     Lockheed Martin Corp., 3.540% due
                        8/15/33 (c)                                    1,572,971
                                                                      ----------
                                                                       4,220,743
                                                                      ----------

AIRLINES -- 0.5%
   600,000     CCC+     Continental Airlines, Inc., 4.500% due
                        2/1/07                                           492,043
                                                                      ----------

BIOTECHNOLOGY -- 6.2%
 3,900,000      A+      Amgen, Inc., 0.907% due 3/1/32                 3,105,384
   800,000      NR      Enzon Pharmaceuticals, 4.500% due 7/1/08         730,009
 1,500,000      NR      InterMune, Inc., 0.250% due 3/1/11             1,318,134
   300,000      NR      Invitrogen Corp., 3.250% due 6/15/25 (b)         310,508
 1,000,000      NR      Nektar Therapeutics, 3.250% due 9/28/12 (b)    1,057,509
                                                                      ----------
                                                                       6,521,544
                                                                      ----------

BUILDING MATERIALS -- 1.7%
 1,500,000      NR      NCI Building Systems, Inc., 2.125% due
                        11/15/24                                       1,732,543
                                                                      ----------

COMMERCIAL SERVICES -- 1.0%
 1,000,000      NR      Euronet Worldwide, Inc., 1.625% due
                        12/15/24                                       1,056,293
                                                                      ----------

COMPUTERS -- 1.0%
 1,000,000      NR      Electronics For Imaging, Inc., 1.500% due
                        6/1/23                                         1,032,515
    85,000     CCC+     Silicon Graphics, 6.500% due 6/1/09               66,739
                                                                      ----------
                                                                       1,099,254
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES -- 0.5%
   500,000      A+      Merrill Lynch & Co., Inc., 0.000% due
                        3/13/32                                          510,668
                                                                      ----------

ELECTRONICS -- 0.8%
 1,000,000      B+      Solectron Corp., 0.500% due 2/15/34              755,043
                                                                      ----------

ENVIRONMENTAL CONTROL -- 2.0%
 1,800,000      BB-     Waste Connections, Inc., 4.193% due
                        5/1/22 (c)                                     2,059,243
                                                                      ----------

PHARMACEUTICALS -- 7.3%
 1,700,000      NR      BioMarin Pharmaceutical, Inc., 3.500% due
                        6/15/08                                        1,623,509
   600,000      NR      Cv Therapeutics, Inc., 2.750% due 5/16/12        969,758
 1,700,000      NR      NPS Pharmaceuticals, Inc., 3.000% due
                        6/15/08                                        1,491,759
 1,300,000     CCC+     Sepracor, Inc., 0.049% due 10/15/24            1,327,634
 2,100,000      BBB     Teva Pharmaceutical Industries Ltd., 0.250%
                        due 2/1/24                                     2,176,134
                                                                      ----------
                                                                       7,588,794
                                                                      ----------

HEALTHCARE-SERVICES -- 4.1%
 1,600,000      B+      LifePoint Hospitals Inc, 3.250% due
                        8/15/25 (b)                                    1,610,022
   700,000      BB+     Pacificare Health Systems, Inc., 3.000%
                        due 10/15/32                                   2,667,022
                                                                      ----------
                                                                       4,277,044
                                                                      ----------

INDUSTRIAL CONGLOMERATES -- 4.6%
 1,800,000      B+      Actuant Corp., 2.000% due 11/15/23             2,290,522
 1,300,000      A+      Danaher Corp., 1.619% due 1/22/21              1,044,886
 2,800,000      BB-     Roper Industries, Inc., 1.481%, 0.000% due
                        1/15/09 (a)                                    1,543,522
                                                                      ----------
                                                                       4,878,930
                                                                      ----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

CONVERTIBLE SECURITIES PORTFOLIO

September 30, 2005

   FACE
  AMOUNT     RATING++                    SECURITY                       VALUE
--------------------------------------------------------------------------------
INTERNET -- 1.7%
$  650,000      NR      RealNetworks Inc, 2.607% due 7/1/10          $   584,202
   950,000      NR      Sina Corp., 0.000% due 7/15/23                 1,186,327
                                                                     -----------
                                                                       1,770,529
                                                                     -----------

MEDIA -- 6.0%
 1,500,000     CCC-     Charter Communications, Inc., 5.875% due
                        11/16/09 (b)                                   1,245,017

 1,100,000      B+      Interpublic Group, 4.500% due 3/15/23          1,288,418

                        Liberty Media Corp.:
 1,500,000     BB+      0.750% due 3/30/23 (b)                         1,672,518
 3,400,000     BB+      4.000% due 11/15/29 (b)                        2,116,509
                                                                     -----------
                                                                       6,322,462
                                                                     -----------


OIL & GAS SERVICES -- 5.6%
   800,000      NR      Grey Wolf, Inc., 3.454% due 4/1/24 (c)         1,179,163
   700,000      BBB     Halliburton Co., 3.125% due 7/15/23            1,318,639
 1,500,000      NR      Nabors Industries, Inc., Series B, 0.000%
                        due 6/15/23                                    1,711,890
 1,300,000      BB-     Pride International, Inc., 3.250% due
                        5/1/33                                         1,641,265
                                                                     -----------
                                                                       5,850,957
                                                                     -----------

PACKAGING & CONTAINERS -- 1.8%
 1,900,000      BBB     Sealed Air Corp., 3.000% due 6/30/33 (b)       1,835,918
                                                                     -----------
UTILITIES -- 1.6%
 2,900,000      CCC     Calpine Corp., 4.750% due 11/15/23             1,595,043
                                                                     -----------

RETAIL -- 6.2%
                        Best Buy Co., Inc.:
 1,400,000     BBB-     2.250% due 1/15/22 (b)                         1,538,261
   300,000     BBB-     2.250% due 1/15/22                               329,636
 5,000,000     BBB-     CBRL Group, Inc., 3.015% due 4/3/32            2,312,511
 2,100,000      NR      Men's Wearhouse, Inc., 3.125% due 10/15/23     2,344,136
                                                                     -----------
                                                                       6,524,544
                                                                     -----------

SEMICONDUCTORS -- 1.7%
 1,800,000      CCC     Conexant Systems, Inc., 4.000% due 2/1/07      1,746,043
                                                                     -----------

SOFTWARE -- 5.0%
 1,200,000      NR      i2 Technologies, Inc., 5.250% due 12/15/06     1,155,015
 1,400,000      NR      Mentor Graphics, 5.397% due 8/6/23 (c)         1,256,669
 1,700,000      NR      Mercury Interactive Corp., 2.154% due
                        5/1/08                                         1,678,772
 2,200,000      NR      Open Solutions, Inc., 1.467%, 0.000% due
                        2/2/35 (a)(b)                                  1,160,522
                                                                     -----------
                                                                       5,250,978
                                                                     -----------

TELECOMMUNICATIONS -- 9.2%
 2,725,000      NR      ADC Telecommunications, Inc., 3.996% due
                        6/15/13 (c)                                    2,881,695
 1,800,000       B      Ciena Corp., 3.750% due 2/1/08                 1,653,757
 1,000,000      CCC     Dobson Communications, 1.500% due
                        10/1/25 (b)                                      971,257
   700,000      BB-     Nextel Partners, Inc., 1.500% due 11/15/08     1,379,007
 1,600,000      NR      NII Holdings, Inc., 2.750% due 8/15/25 (b)     1,720,008
   900,000      NR      Tekelec, Inc., 2.250% due 6/15/08 (b)          1,083,382
                                                                     -----------
                                                                       9,689,106
                                                                     -----------
                        TOTAL CONVERTIBLE BONDS & NOTES
                           (Cost -- $74,200,176)                      75,777,722
                                                                     -----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

CONVERTIBLE SECURITIES PORTFOLIO

September 30, 2005

 SHARES                           SECURITY                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 12.1%

CONSUMER DISCRETIONARY -- 0.8%

SPECIALTY RETAIL -- 0.8%
 34,000   Staples, Inc.                                              $   725,047
                                                                     -----------

ENERGY--0.7%

ENERGY EQUIPMENT & SERVICES -- 0.7%
 15,000   Rowan Companies, Inc.                                          532,517
                                                                     -----------

FINANCIALS -- 4.6%

BANKS -- 1.8%
 60,659   Commerce Bancorp, Inc.                                       1,861,680
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES -- 1.6%
 13,000   Capital One Financial Corp.                                  1,033,788
  9,000   Merrill Lynch & Co., Inc.                                      552,178
                                                                     -----------
                                                                       1,585,966
                                                                     -----------

THRIFTS & MORTGAGES -- 1.2%
 38,000   Countrywide Financial Corp.                                  1,253,295
                                                                     -----------

HEALTH CARE -- 0.6%

BIOTECHNOLOGY -- 0.6%
 72,000   Enzon Pharmaceuticals, Inc. *                                  477,526
                                                                     -----------

INFORMATION TECHNOLOGY -- 5.1%

COMMUNICATIONS EQUIPMENT -- 1.4%
 50,000   Corning, Inc. *                                                966,521
150,000   Nortel Networks Corp. *                                        489,021
                                                                     -----------
                                                                       1,455,542
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
250,000   Solectron Corp. *                                              977,542
                                                                     -----------

INTERNET SOFTWARE & SERVICES -- 0.6%
100,000   RealNetworks, Inc. *                                           571,041
                                                                     -----------

IT SERVICES -- 2.1%
 40,000   Affiliated Computer Services, Inc., Class A Shares *         2,184,042
                                                                     -----------
                                                                       5,188,167
                                                                     -----------

TELECOMMUNICATION SERVICES -- 0.3%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
  4,900   Sprint Nextel Corp.                                            116,429
                                                                     -----------
          TOTAL COMMON STOCKS
             (Cost -- $11,691,821)                                    11,740,627
                                                                     -----------
CONVERTIBLE PREFERRED STOCKS -- 10.8%

CONSUMER DISCRETIONARY -- 2.1%

INDUSTRIALS -- 2.1%
 46,000   United Rentals Trust I, 6.500%                               1,863,333
                                                                     -----------

ENERGY -- 3.6%

UTILITIES -- 1.2%
    900   NRG Energy, Inc., 4.000%                                     1,099,292
                                                                     -----------

OIL & GAS -- 2.4%
 14,000   Chesapeake Energy Corp., 5.000%                              2,303,167
                                                                     -----------
          TOTAL ENERGY                                                 3,402,459
                                                                     -----------

FINANCIALS -- 5.1%

BANKS -- 2.0%
          Washington Mutual Capital Trust I, Cumulative,
 25,000      5.375% (b)                                                1,302,417
  4,000      5.375%                                                      208,667
 33,000   Sovereign Capital Trust IV, 4.375%                           1,464,041

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

CONVERTIBLE SECURITIES PORTFOLIO

September 30, 2005

 SHARES                            SECURITY                             VALUE
--------------------------------------------------------------------------------
FINANCIALS  (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES -- 1.4%
  6,900   Doral Financial Corp., 4.750%                             $  1,102,638
  6,000   State Street Corp., 6.750%                                   1,289,296

REAL ESTATE -- 1.7%
 30,000   Host Marriott Finance Trust, 6.750%                          1,657,000
 16,000   Simon Property Group, Inc., 6.000%                           1,009,100
                                                                    ------------
          TOTAL FINANCIALS                                             5,060,367
                                                                    ------------
          TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost -- $10,072,628)                                    10,326,159
                                                                    ------------
          TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
             (Cost -- $99,024,113)                                   100,817,632

   PAR
  AMOUNT                            SECURITY                           VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.6%

REPURCHASE AGREEMENT -- 2.6%
$2,782,000   State Street Bank & Trust Co., dated 9/30/05,
                1.700% due 10/3/05; Proceeds due at maturity -
                $2,782,394; (Fully collateralized by U.S.
                Treasury Bond, 3.625% due 5/15/13; Market value -
                $2,842,125) (Cost -- $2,782,000)                       2,782,000
                                                                    ------------
             TOTAL INVESTMENTS -- 98.4% (Cost -- $101,806,113#)      103,599,632
                                                                    ------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%             1,664,315
                                                                    ------------
             TOTAL NET ASSETS -- 100.0%                             $105,263,947
                                                                    ------------

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

DISCIPLINED MID CAP STOCK PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%

CONSUMER DISCRETIONARY -- 16.2%

AUTO COMPONENTS -- 0.9%
    25,061   BorgWarner, Inc.                                      $  1,414,944
    11,772   Lear Corp.                                                 399,895
                                                                   ------------
                                                                      1,814,839
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
    39,692   Applebee's International, Inc.                             821,227
    15,784   Brinker International, Inc. *                              592,847
     9,416   CBRL Group, Inc.                                           316,943
    31,114   Darden Restaurants, Inc.                                   944,932
     6,129   Harrah's Entertainment, Inc.                               399,550
    24,686   International Speedway Corp., Class A Shares             1,295,274
                                                                   ------------
                                                                      4,370,773
                                                                   ------------
HOUSEHOLD DURABLES -- 4.0%
     8,102   Harman International Industries, Inc.                      828,591
     9,525   HNI Corp.                                                  573,595
    26,368   Lennar Corp., Class A Shares                             1,575,752
    18,867   Mohawk Industries, Inc. *                                1,514,077
     5,304   Ryland Group, Inc.                                         362,900
    14,700   Stanley Works                                              686,196
    28,902   Toll Brothers, Inc. *                                    1,291,052
    60,002   Tupperware Corp.                                         1,366,846
                                                                   ------------
                                                                      8,199,009
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
    16,350   Brunswick Corp.                                            616,886
    32,120   Marvel Entertainment, Inc. *                               573,984
                                                                   ------------
                                                                      1,190,870
                                                                   ------------
MEDIA -- 1.5%
    18,756   Belo Corp., Class A Shares                                 428,762
    23,993   Entercom Communications Corp. *                            757,939
    19,445   Media General, Inc.                                      1,128,004
    20,056   Scholastic Corp. *                                         741,270
                                                                   ------------
                                                                      3,055,975
                                                                   ------------
MULTILINE RETAIL -- 0.7%
    13,495   Neiman-Marcus Group, Inc., Class A Shares                1,348,825
                                                                   ------------
SPECIALTY RETAIL -- 5.4%
    15,598   Abercrombie & Fitch Co., Class A Shares                    777,560
    40,893   Aeropostale, Inc. *                                        868,976
    53,293   American Eagle Outfitters, Inc.                          1,253,984
    32,673   AutoNation, Inc. *                                         652,480
    44,969   Barnes & Noble, Inc.                                     1,695,331
    38,415   Chico's FAS, Inc. *                                      1,413,672
    27,756   Foot Locker, Inc.                                          608,967
    45,224   Michaels Stores, Inc.                                    1,495,106
    41,410   Pacific Sunwear of California, Inc. *                      887,830
    40,977   Rent-A-Center, Inc. *                                      791,266
    32,021   United Rentals, Inc. *                                     631,134
                                                                   ------------
                                                                     11,076,306
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
    16,895   Columbia Sportswear Co. *                                  783,928
    14,617   Polo Ralph Lauren Corp.                                    735,235
    11,348   Timberland Co., Class A Shares*                            383,336
                                                                   ------------
                                                                      1,902,499
                                                                   ------------
             TOTAL CONSUMER DISCRETIONARY                            32,959,096
                                                                   ------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

DISCIPLINED MID CAP STOCK PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

CONSUMER STAPLES -- 3.7%

BEVERAGES -- 0.4%
    33,344   Constellation Brands, Inc., Class A Shares*           $    866,944
                                                                   ------------
FOOD & STAPLES RETAILING -- 0.7%
    35,788   BJ's Wholesale Club, Inc. *                                994,907
    12,286   SUPERVALU, Inc.                                            382,340
                                                                   ------------
                                                                      1,377,247
                                                                   ------------
FOOD PRODUCTS -- 1.9%
    54,347   Dean Foods Co.                                           2,111,924
    17,509   Pilgrim's Pride Corp.                                      637,328
    31,041   Tyson Foods, Inc., Class A Shares                          560,290
     4,199   Whole Foods Market, Inc.                                   564,556
                                                                   ------------
                                                                      3,874,098
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.7%
    37,075   Church & Dwight Co., Inc.                                1,369,550
                                                                   ------------
             TOTAL CONSUMER STAPLES                                   7,487,839
                                                                   ------------
ENERGY -- 7.7%

ENERGY EQUIPMENT & SERVICES -- 4.1%
    48,739   Grant Prideco, Inc. *                                    1,981,240
    28,122   Helmerich & Payne, Inc.                                  1,698,288
    16,880   National-Oilwell Varco, Inc. *                           1,110,704
    61,614   Patterson-UTI Energy, Inc.                               2,223,033
    27,440   Tidewater, Inc.                                          1,335,505
                                                                   ------------
                                                                      8,348,770
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 3.6%
    22,022   Equitable Resources, Inc.                                  860,179
    21,428   Forest Oil Corp. *                                       1,116,399
    45,830   Newfield Exploration Co. *                               2,250,253
    39,258   Noble Energy, Inc.                                       1,841,200
    25,500   Pioneer Natural Resources Co.                            1,400,460
                                                                   ------------
                                                                      7,468,491
                                                                   ------------
             TOTAL ENERGY                                            15,817,261
                                                                   ------------
FINANCIALS -- 17.8%

COMMERCIAL BANKS -- 3.0%
    26,086   Associated Banc-Corp.                                      795,101
    14,699   BOK Financial Corp                                         708,051
    18,525   Comerica, Inc.                                           1,091,122
    25,739   North Fork Bancorp, Inc.                                   656,345
    26,993   SVB Financial Group *                                    1,312,940
    18,231   Westcorp *                                               1,073,806
     8,062   Zions Bancorp                                              574,095
                                                                   ------------
                                                                      6,211,460
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
     9,752   Affiliated Managers Group, Inc. *                          706,240
    25,110   American Capital Strategies Ltd.                           920,533
    37,413   AmeriCredit Corp. *                                        893,048
     8,204   Bear Stearns Cos., Inc.                                    900,389
     8,339   Blackrock, Inc., Class A Shares                            739,002
    60,142   E*TRADE Financial Corp. *                                1,058,499
    50,021   Friedman, Billings, Ramsey Group, Inc.,
                Class A Shares                                          509,714
    38,132   IndyMac Bancorp, Inc.                                    1,509,265
    12,090   Investors Financial Services Corp.                         397,761
    38,738   Providian Financial Corp. *                                684,888
                                                                   ------------
                                                                      8,319,339
                                                                   ------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

DISCIPLINED MID CAP STOCK PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)

INSURANCE -- 7.1%
    28,901   American Financial Group, Inc.                        $    980,611
     7,001   AmerUs Group Co.                                           401,647
    35,657   Aon Corp.                                                1,143,877
    10,182   Everest Re Group Ltd.                                      996,818
    20,282   Fidelity National Financial, Inc.                          902,955
    29,859   First American Corp.                                     1,363,660
    59,573   HCC Insurance Holdings, Inc.                             1,699,618
    18,920   MGIC Investment Corp.                                    1,214,664
    32,286   Ohio Casualty Corp.                                        875,596
    33,525   Old Republic International Corp.                           894,112
    17,174   PMI Group, Inc.                                            684,727
    38,115   Radian Group Inc.                                        2,023,906
    34,881   W.R. Berkley Corp.                                       1,377,102
                                                                   ------------
                                                                     14,559,293
                                                                   ------------
REAL ESTATE -- 3.6%
    15,485   AMB Property Corp.                                         695,276
    28,578   CBL & Associates Properties, Inc.                        1,171,412
    18,188   Developers Diversified Realty Corp.                        849,380
    27,209   General Growth Properties, Inc.                          1,222,500
    41,953   Highwoods Properties, Inc.                               1,238,033
    26,344   Hospitality Properties Trust                             1,129,104
    10,283   Mack-Cali Realty Corp.                                     462,118
    13,695   New Century Financial Corp.                                496,718
                                                                   ------------
                                                                      7,264,541
                                                                   ------------
             TOTAL FINANCIALS                                        36,354,633
                                                                   ------------
HEALTH CARE -- 11.7%

BIOTECHNOLOGY -- 1.8%
    10,819   Cephalon, Inc. *                                           502,218
    22,784   Invitrogen Corp. *                                       1,714,040
    55,873   Millennium Pharmaceuticals, Inc. *                         521,295
    19,826   Protein Design Labs, Inc. *                                555,128
     7,068   Techne Corp. *                                             402,735
                                                                   ------------
                                                                      3,695,416
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
    14,899   Bausch & Lomb, Inc.                                      1,202,051
    10,538   Fisher Scientific International, Inc. *                    653,883
    15,292   Intuitive Surgical, Inc. *                               1,120,751
    31,627   STERIS Corp.                                               752,406
    26,758   Thermo Electron Corp. *                                    826,822
    16,751   Varian Medical Systems, Inc. *                             661,832
                                                                   ------------
                                                                      5,217,745
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.9%
    20,554   Apria Healthcare Group, Inc. *                             655,878
    25,355   Community Health Systems, Inc. *                           984,028
     9,405   Coventry Health Care, Inc. *                               809,018
    22,533   Health Net, Inc. *                                       1,066,262
    23,046   LifePoint Hospitals, Inc. *                              1,007,802
    36,961   Lincare Holdings, Inc. *                                 1,517,249
    34,252   Omnicare, Inc.                                           1,925,990
    18,980   PacifiCare Health Systems, Inc. *                        1,514,224
    12,823   Triad Hospitals, Inc. *                                    580,497
                                                                   ------------
                                                                     10,060,948
                                                                   ------------
PHARMACEUTICALS -- 2.4%
    40,789   Barr Pharmaceuticals, Inc. *                             2,240,132
    41,220   IVAX Corp. *                                             1,086,559
    71,048   King Pharmaceuticals, Inc. *                             1,092,718

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

DISCIPLINED MID CAP STOCK PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
    26,768   Perrigo Co.                                           $    383,050
                                                                   ------------
                                                                      4,802,459
                                                                   ------------
             TOTAL HEALTH CARE                                       23,776,568
                                                                   ------------
INDUSTRIALS -- 14.8%

AEROSPACE & DEFENSE -- 1.1%
     4,062   L-3 Communications Holdings, Inc.                          321,182
    35,965   Precision Castparts Corp.                                1,909,742
                                                                   ------------
                                                                      2,230,924
                                                                   ------------
AIR FREIGHT & LOGISTICS -- 1.3%
    33,792   CNF, Inc.                                                1,774,080
    29,203   Ryder System, Inc.                                         999,327
                                                                   ------------
                                                                      2,773,407
                                                                   ------------
AIRLINES -- 0.4%
    25,565   Alaska Air Group, Inc. *                                   742,919
                                                                   ------------
BUILDING PRODUCTS -- 0.2%
    12,724   Crane Co.                                                  378,412
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 5.9%
    61,158   Adesa, Inc.                                              1,351,592
    36,099   Alliance Data System Corp. *                             1,413,276
    12,332   Banta Corp.                                                627,575
    40,024   Career Education Corp. *                                 1,423,253
    15,574   CheckFree Corp. *                                          589,009
    12,427   Dun & Bradstreet Corp. (The) *                             818,567
    12,436   Education Management Corp. *                               400,937
    33,524   Korn/Ferry International *                                 549,458
     6,575   Manpower, Inc.                                             291,864
    91,612   MPS Group, Inc. *                                        1,081,022
    23,236   Republic Services, Inc.                                    819,998
    39,920   Rollins, Inc.                                              779,238
    22,271   Valassis Communications, Inc. *                            868,124
    26,184   West Corp. *                                               979,020
                                                                   ------------
                                                                     11,992,933
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.3%
    16,361   Granite Construction, Inc.                                 625,644
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.9%
    24,233   AMETEK, Inc.                                             1,041,292
    24,058   Thomas & Betts Corp. *                                     827,836
                                                                   ------------
                                                                      1,869,128
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
    24,485   Teleflex, Inc.                                           1,726,192
                                                                   ------------
MACHINERY -- 2.8%
     7,706   Cummins Inc.                                               678,051
     9,235   Eaton Corp.                                                586,884
    23,136   Flowserve Corp. *                                          840,994
    16,098   Harsco Corp.                                             1,055,546
    24,358   Oshkosh Truck Corp.                                      1,051,291
     9,867   PACCAR, Inc.                                               669,871
    25,345   Timken Co. (The)                                           750,972
                                                                   ------------
                                                                      5,633,609
                                                                   ------------
MARINE -- 0.3%
    11,636   Overseas Shipholding Group, Inc.                           678,728
                                                                   ------------
ROAD & RAIL -- 0.8%
    18,973   GATX Corp.                                                 750,382

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

DISCIPLINED MID CAP STOCK PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
ROAD & RAIL (CONTINUED)
    20,228   Yellow Roadway Corp. *                                $    837,844
                                                                   ------------
                                                                      1,588,226
                                                                   ------------
             TOTAL INDUSTRIALS                                       30,240,122
                                                                   ------------
INFORMATION TECHNOLOGY -- 13.3%

COMMUNICATIONS EQUIPMENT -- 2.1%
    42,663   CommScope, Inc. *                                          739,777
    49,704   Harris Corp.                                             2,077,627
   106,783   Powerwave Technologies, Inc. *                           1,387,111
                                                                   ------------
                                                                      4,204,515
                                                                   ------------
COMPUTERS & PERIPHERALS -- 0.7%
   114,048   Western Digital Corp. *                                  1,474,641
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
    42,591   Amphenol Corp., Class A Shares                           1,718,121
    32,969   Arrow Electronics, Inc. *                                1,033,908
    26,581   Avnet, Inc. *                                              649,906
    10,808   CDW Corp.                                                  636,807
     9,014   Diebold, Inc.                                              310,622
    37,496   Jabil Circuit, Inc. *                                    1,159,376
                                                                   ------------
                                                                      5,508,740
                                                                   ------------
IT SERVICES -- 1.1%
    21,406   Cognizant Technology Solutions Corp.,
                Class A Shares*                                         997,306
     9,982   Computer Sciences Corp. *                                  472,248
    13,914   DST Systems, Inc. *                                        762,905
                                                                   ------------
                                                                      2,232,459
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
    22,509   Cree, Inc. *                                               563,175
    24,670   International Rectifier Corp. *                          1,112,124
    57,305   Lam Research Corp. *                                     1,746,083
    62,514   MEMC Electronic Materials, Inc. *                        1,424,694
    78,514   Microchip Technology, Inc.                               2,364,842
                                                                   ------------
                                                                      7,210,918
                                                                   ------------
SOFTWARE -- 3.2%
    83,122   Activision, Inc. *                                       1,699,845
    64,245   Cadence Design Systems, Inc. *                           1,038,199
    35,788   Fair Isaac Corp.                                         1,603,302
    12,962   Jack Henry & Associates, Inc.                              251,463
    34,454   Sybase, Inc. *                                             806,913
    39,765   Transaction Systems Architects, Inc. (The),
                Class A Shares *                                      1,107,455
                                                                   ------------
                                                                      6,507,177
                                                                   ------------
             TOTAL INFORMATION TECHNOLOGY                            27,138,450
                                                                   ------------
MATERIALS -- 5.4%

CHEMICALS -- 3.4%
    32,453   Albemarle Corp.                                          1,223,478
    17,035   Cytec Industries, Inc.                                     738,978
    23,086   FMC Corp. *                                              1,320,981
    26,005   Lubrizol Corp.                                           1,126,797
    16,456   PPG Industries, Inc.                                       974,031
    18,834   Scotts Miracle-Gro Co., Class A Shares                   1,656,073
                                                                   ------------
                                                                      7,040,338
                                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
    14,233   Sonoco Products Co.                                        388,703
                                                                   ------------
METALS & MINING -- 1.5%
     8,986   Nucor Corp.                                                530,084
    20,228   Peabody Energy Corp.                                     1,706,232

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

DISCIPLINED MID CAP STOCK PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                             VALUE
--------------------------------------------------------------------------------
METALS & MINING  (CONTINUED)
     6,559   Southern Peru Copper Corp.                            $    367,042
    23,734   Worthington Industries, Inc.                               499,126
                                                                   ------------
                                                                      3,102,484
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.3%
    16,602   Georgia-Pacific Corp.                                      565,464
                                                                   ------------
             TOTAL MATERIALS                                         11,096,989
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.3%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
   135,025   Cincinnati Bell, Inc. *                                    595,460
                                                                   ------------
UTILITIES -- 6.9%

ELECTRIC UTILITIES -- 4.7%
    15,400   Black Hills Corp.                                          667,898
    51,088   Energy East Corp.                                        1,286,907
    20,159   IDACORP, Inc.                                              607,391
    45,789   NSTAR                                                    1,324,218
    74,557   Pepco Holdings, Inc.                                     1,734,941
    11,269   Pinnacle West Capital Corp.                                496,738
    43,681   PNM Resources, Inc.                                      1,252,334
    16,543   Puget Energy, Inc.                                         388,430
    28,308   Westar Energy, Inc.                                        683,072
    31,082   Wisconsin Energy Corp.                                   1,240,793
                                                                   ------------
                                                                      9,682,722
                                                                   ------------
GAS UTILITIES -- 1.5%
    55,584   MDU Resources Group, Inc.                                1,981,570
    29,617   ONEOK, Inc.                                              1,007,570
                                                                   ------------
                                                                      2,989,140
                                                                   ------------
MULTI-UTILITIES -- 0.7%
    16,278   Questar Corp.                                            1,434,417
                                                                   ------------
             TOTAL UTILITIES                                         14,106,279
                                                                   ------------
             TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
                (Cost -- $171,598,979)                              199,572,697
                                                                   ------------

    PAR
   AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.5%

REPURCHASE AGREEMENT -- 2.4%

$4,818,000   State Street Bank & Trust Co., dated 09/30/05,
                1.700% due 10/3/05; Proceeds due at maturity -
                $4,818,683; (Fully collateralized by
                U.S. Treasury Bond, 7.500% due 11/15/16;
                Market value - $4,919,303)
                (Cost - $4,818,000)                                   4,818,000
                                                                   ------------

U.S. GOVERNMENT OBLIGATION -- 0.1%
   200,000   United States Treasury Bills, due 12/15/05 (a)(b)
             (Cost -- $198,608)                                         198,608
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost -- $5,016,608)                                     5,016,608
                                                                   ------------
             TOTAL INVESTMENTS -- 100.3%
             (Cost-- $176,615,587#)                                 204,589,305
                                                                   ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3)%            (550,034)
                                                                   ------------
             TOTAL NET ASSETS -- 100.0%                            $204,039,271
                                                                   ============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a)  All or a portion of this security is segregated for open futures contracts.
(b) All or a portion of this security is held as collateral for open futures contracts.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     Radian - Radian Assets Assurance

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

EQUITY INCOME PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

  Shares     Security Description                                      Value
--------------------------------------------------------------------------------
Common Stocks -- 98.6%

CONSUMER DISCRETIONARY -- 12.1%

Automobiles -- 1.2%

    47,000   Monaco Coach Corp.                                     $    692,780
    41,100   Toyota Motor Corp., Sponsored ADR                         3,796,407
                                                                    ------------
                                                                       4,489,187
                                                                    ------------
Hotels, Restaurants & Leisure -- 0.6%

    59,500   McDonald's Corp.                                          1,992,655
     7,900   Wynn Resorts Ltd. *                                         356,685
                                                                    ------------
                                                                       2,349,340
                                                                    ------------
Media -- 6.3%

    15,800   Clear Channel Communications, Inc.                          519,662
    26,923   Comcast Corp., Special Class A Shares*                      774,844
    28,300   E.W. Scripps Co., Class A Shares                          1,414,151
    62,900   Gannett Co., Inc.                                         4,329,407
   125,900   New York Times Co., Class A                               3,745,525
   360,500   News Corp., Class B Shares                                5,948,250
     5,200   Omnicom Group, Inc.                                         434,876
   124,000   Time Warner, Inc.                                         2,245,640
     5,500   Tribune Co.                                                 185,424
    17,100   Univision Communications, Inc., Class A Shares*             453,663
    87,600   Walt Disney Co. (The)                                     2,113,788
    36,446   XM Satellite Radio Holdings, Inc., Class A Shares*        1,308,776
                                                                    ------------
                                                                      23,474,006
                                                                    ------------
Retail - Multiline -- 3.1%

    30,600   Dollar General Corp.                                        561,204
    15,000   Federated Department Stores, Inc.                         1,003,050
   222,300   Wal-Mart Stores, Inc.                                     9,741,186
                                                                    ------------
                                                                      11,305,440
                                                                    ------------
Retail - Speciality -- 0.9%

    47,400   Home Depot, Inc.  (The)                                   1,807,836
    22,400   Office Depot, Inc. *                                        665,280
    38,200   Staples, Inc.                                               814,424
                                                                    ------------
                                                                       3,287,540
                                                                    ------------
                                                                      44,905,513
                                                                    ------------
CONSUMER STAPLES -- 4.5%

Beverages -- 1.8%

   121,800   Coca-Cola Co.                                             5,260,542
    13,400   Coca-Cola Enterprises, Inc.                                 261,300
    17,500   PepsiCo, Inc.                                               992,425
                                                                    ------------
                                                                       6,514,267
                                                                    ------------
Food & Drug Retailing -- 0.9%

    84,400   CVS Corp.                                                 2,448,444
    17,400   Sysco Corp.                                                 545,838
    10,800   Walgreen Co.                                                469,260
                                                                    ------------
                                                                       3,463,542
                                                                    ------------
Food Products -- 0.4%

    12,000   Archer-Daniels-Midland Co.                                  295,920
    18,700   Nestle SA, Sponsored ADR                                  1,370,710
                                                                    ------------
                                                                       1,666,630
                                                                    ------------
Personal Products -- 0.1%

    8,100    Alberto-Culver Co.                                          362,475
                                                                    ------------
Tobacco -- 1.3%

   64,300    Altria Group, Inc.                                        4,739,553
                                                                    ------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

EQUITY INCOME PORTFOLIO

September 30, 2005

  Shares     Security Description                                      Value
--------------------------------------------------------------------------------
                                                                      16,746,467
                                                                    ------------
ENERGY -- 9.7%

Energy Equipment & Services -- 2.5%

   106,600   Halliburton Co.                                        $  7,304,232
    24,100   Schlumberger Ltd.                                         2,033,558
                                                                    ------------
                                                                       9,337,790
                                                                    ------------
Oil & Gas -- 7.2%

    18,500   Amerada Hess Corp.                                        2,543,750
    47,300   BP PLC, Sponsored ADR                                     3,351,205
    40,100   Canadian Natural Resources Ltd.                           1,812,495
   221,310   Exxon Mobil Corp.                                        14,062,037
    34,200   Total SA, (ADR)                                           4,645,044
                                                                    ------------
                                                                      26,414,531
                                                                    ------------
                                                                      35,752,321
                                                                    ------------
FINANCIALS -- 29.7%

Banks -- 8.6%

   163,300   Bank of America Corp.                                     6,874,930
    17,200   Cathay General Bancorp                                      609,912
    62,926   East West Bancorp., Inc.                                  2,142,001
    96,500   Hudson City Bancorp, Inc.                                 1,148,350
    58,600   Mellon Financial Corp.                                    1,873,442
    82,000   Mitsubishi UFJ Financial Group, Inc.,
             Sponsored ADR *                                           1,068,460
    81,000   Northern Trust Corp.                                      4,094,550
     7,000   SunTrust Banks, Inc.                                        486,150
    10,800   Synovus Financial Corp.                                     299,376
    44,800   U.S. Bancorp                                              1,257,984
    73,407   UCBH Holdings, Inc.                                       1,344,816
    22,700   UnionBanCal Corp.                                         1,582,644
   115,548   Wachovia Corp.                                            5,498,929
    61,950   Wells Fargo & Co.                                         3,628,412
                                                                    ------------
                                                                      31,909,956
                                                                    ------------
Financials - Diversified -- 9.0%

    50,133   American Capital Strategies Ltd.                          1,837,876
    18,500   Bank of New York Co., Inc. (The)                            544,085
    34,600   CapitalSource, Inc. *                                       754,280
    40,700   Fannie Mae                                                1,824,174
    22,400   Freddie Mac                                               1,264,704
     9,130   Genworth Financial, Inc., Class A Shares                    294,351
    21,000   Goldman Sachs Group, Inc.                                 2,553,180
    29,444   Investors Financial Services Corp.                          968,708
   130,428   JPMorgan Chase & Co.                                      4,425,422
    13,200   Lehman Brothers Holdings, Inc.                            1,537,536
    65,400   Merrill Lynch & Co., Inc.                                 4,012,290
    42,400   Nomura Holdings, Inc., Sponsored ADR                        658,896
    41,500   Nuveen Investments, Class A Shares                        1,634,685
   134,200   SLM Corp.                                                 7,198,488
    55,700   State Street Corp.                                        2,724,844
    28,000   Washington Mutual, Inc.                                   1,098,160
                                                                    ------------
                                                                      33,331,679
                                                                    ------------
Insurance -- 5.4%

    54,800   Allstate Corp. (The)                                      3,029,892
   183,800   American International Group, Inc.                       11,388,248
    33,000   Hartford Financial Services Group, Inc.                   2,546,610
     7,900   Manulife Financial Corp.                                    421,228
    37,600   Prudential Financial, Inc.                                2,540,256
                                                                    ------------
                                                                      19,926,234
                                                                    ------------
Real Estate -- 5.7%

    15,800   Duke Realty Corp. (a)                                       535,304
     8,500   Equity Lifestyle Properties, Inc.                           382,500

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

EQUITY INCOME PORTFOLIO

September 30, 2005

   Shares    Security Description                                      Value
--------------------------------------------------------------------------------
Real Estate  (continued)

   164,600   Equity Office Properties Trust                         $  5,384,066
    21,100   Equity Residential (a)                                      798,635
   243,404   General Growth Properties, Inc.                          10,936,142
    13,000   Mitsui Fudosan Co., Ltd. *                                  195,869
    40,800   ProLogis                                                  1,807,848
    40,700   United Dominion Realty Trust, Inc.                          964,590
                                                                    ------------
                                                                      21,004,954
                                                                    ------------
Thrifts & Mortgages -- 1.0%

    11,900   Countrywide Financial Corp.                                 392,462
    59,200   Golden West Financial Corp.                               3,515,888
                                                                    ------------
                                                                       3,908,350
                                                                    ------------
                                                                     110,081,173
                                                                    ------------
HEALTH CARE -- 8.5%

Biotechnology -- 0.5%

     8,500   Amgen, Inc. *                                               677,195
    32,900   Biogen Idec, Inc. *                                       1,298,892
                                                                    ------------
                                                                       1,976,087
                                                                    ------------
Health Care Equipment & Supplies -- 1.2%

    10,900   Becton, Dickinson & Co.                                     571,487
    13,200   Cooper Cos., Inc.                                         1,011,252
    38,200   Medtronic, Inc.                                           2,048,284
    21,400   Varian, Inc. *                                              734,448
                                                                    ------------
                                                                       4,365,471
                                                                    ------------
Health Care Providers & Services -- 2.2%

     8,300   Aetna, Inc.                                                 714,962
    21,200   Cardinal Health, Inc.                                     1,344,928
    42,000   Health Net, Inc. *                                        1,987,440
    50,500   UnitedHealth Group, Inc.                                  2,838,100
       700   WebMD Health Corp., Class A Shares *                         17,254
    14,700   WellPoint, Inc. *                                         1,114,554
                                                                    ------------
                                                                       8,017,238
                                                                    ------------
Pharmaceuticals -- 4.6%

    43,300   Abbott Laboratories                                       1,835,920
    56,800   Amylin Pharmaceuticals, Inc. *                            1,976,072
    44,800   Hospira, Inc. *                                           1,835,456
    10,900   Novartis AG, Sponsored ADR                                  555,900
   141,330   Pfizer, Inc.                                              3,529,010
    27,300   Roche Holding AG, Sponsored ADR                           1,903,643
   116,100   Wyeth                                                     5,371,947
                                                                    ------------
                                                                      17,007,948
                                                                    ------------
                                                                      31,366,744
                                                                    ------------
INDUSTRIALS -- 8.2%

Aerospace & Defense -- 0.8%

    22,400   Boeing Co. (The)                                          1,522,080
    33,300   Hexcel Corp. *                                              609,057
    15,900   United Technologies Corp.                                   824,256
                                                                    ------------
                                                                       2,955,393
                                                                    ------------
Airlines -- 0.0%

     9,100   AirTran Holdings, Inc. *                                    115,206
                                                                    ------------
Commercial Services & Supplies -- 0.0%

    17,200   Service Corporation International                           142,588
                                                                    ------------
Electrical Equipment -- 0.3%

    23,741   American Power Conversion Corp.                             614,892

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

EQUITY INCOME PORTFOLIO

September 30, 2005

  Shares     Security Description                                      Value
--------------------------------------------------------------------------------
Electrical Equipment  (continued)

    30,100   Matsushita Electric Industrial Co., Ltd. (ADR)         $    515,011
                                                                    ------------
                                                                       1,129,903
                                                                    ------------
Industrial - Diversified -- 2.5%

   175,250   General Electric Co.                                      5,900,667
    48,600   Honeywell International, Inc.                             1,822,500
    25,000   Rockwell Automation, Inc.                                 1,322,500
                                                                    ------------
                                                                       9,045,667
                                                                    ------------
Machinery -- 1.3%

    42,100   Caterpillar, Inc.                                         2,473,375
    11,700   Danaher Corp.                                               629,811
    26,600   Dover Corp.                                               1,085,014
     7,900   Illinois Tool Works, Inc.                                   650,407
                                                                    ------------
                                                                       4,838,607
                                                                    ------------
Road & Rail -- 3.3%

    81,600   Burlington Northern Santa Fe Corp.                        4,879,680
     3,900   Canadian National Railway Co.                               276,861
    11,900   Canadian Pacific Railway Ltd.                               511,224
    96,700   Laidlaw International, Inc.                               2,337,239
   102,980   Norfolk Southern Corp.                                    4,176,869
                                                                    ------------
                                                                      12,181,873
                                                                    ------------
                                                                      30,409,237
                                                                    ------------
INFORMATION TECHNOLOGY -- 14.5%

Communications Equipment -- 1.3%

   106,400   Cisco Systems, Inc. *                                     1,907,752
     4,400   Corning, Inc. *                                              85,052
    76,600   Motorola, Inc.                                            1,692,094
    11,900   Nokia Oyj, (ADR)                                            201,229
    19,900   QUALCOMM, Inc.                                              890,525
                                                                    ------------
                                                                       4,776,652
                                                                    ------------
Computers, Peripherals & Services -- 1.3%

    13,600   EMC Corp. *                                                 175,984
   153,500   Hewlett-Packard Co.                                       4,482,200
                                                                    ------------
                                                                       4,658,184
                                                                    ------------
Electronic Equipment & Instruments -- 0.3%

    33,200   Arrow Electronics, Inc. *                                 1,041,152
                                                                    ------------
Energy Equipment & Services -- 0.7%

   107,200   Avnet, Inc. *                                             2,621,040
                                                                    ------------
Internet Software & Services -- 0.2%

    20,600   Yahoo!, Inc. *                                              697,104
                                                                    ------------
Semiconductor Equipment & Products -- 8.8%

    61,000   Advanced Micro Devices, Inc. *                            1,537,200
    88,540   Analog Devices, Inc.                                      3,288,375
   162,900   Applied Materials, Inc.                                   2,762,784
    54,963   Cirrus Logic, Inc. *                                        417,169
     9,800   FormFactor, Inc. *                                          223,636
     6,700   Freescale Semiconductor, Inc., Class A Shares*              156,847
    99,600   Freescale Semiconductor, Inc., Class B Shares*            2,348,568
   231,300   Intel Corp.                                               5,701,545
   101,700   KLA-Tencor Corp.                                          4,958,892
    85,400   Lam Research Corp. *                                      2,602,138
    39,000   MEMC Electronic Materials, Inc. *                           888,810
    65,116   MKS Instruments, Inc. *                                   1,121,949
   180,800   National Semiconductor Corp.                              4,755,040
    40,700   Varian Semiconductor Equipment Associates, Inc. *         1,724,459
                                                                    ------------
                                                                      32,487,412
                                                                    ------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

EQUITY INCOME PORTFOLIO

September 30, 2005

  Shares     Security Description                                      Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY  - continued

Software -- 1.9%

   279,700   Microsoft Corp.                                        $  7,196,681
                                                                    ------------
                                                                      53,478,225
                                                                    ------------
MATERIALS -- 3.1%

Chemicals -- 1.9%

    15,000   Airgas, Inc.                                                444,450
    10,900   Albemarle Corp.                                             410,930
    22,900   Chemtura Corp.                                              284,418
    17,000   E.I. du Pont de Nemours & Co.                               665,890
    57,701   FMC Corp. *                                               3,301,651
    26,900   Praxair, Inc.                                             1,289,317
    13,393   Sigma-Aldrich Corp.                                         857,956
                                                                    ------------
                                                                       7,254,612
                                                                    ------------
Containers & Packaging -- 0.2%

    18,600   Ball Corp.                                                  683,364
                                                                    ------------
Metals & Mining -- 1.0%

     8,200   Goldcorp, Inc.                                              164,328
    39,600   Newmont Mining Corp.                                      1,867,932
    18,700   Peabody Energy Corp.                                      1,577,345
                                                                    ------------
                                                                       3,609,605
                                                                    ------------
                                                                      11,547,581
                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.4%

Telecommunication Services - Diversified -- 3.4%

    73,800   ALLTEL Corp.                                              4,805,118
    92,300   BellSouth Corp.                                           2,427,490
   130,400   Sprint Nextel Corp.                                       3,100,912
    73,000   Verizon Communications, Inc.                              2,386,370
                                                                    ------------
                                                                      12,719,890
                                                                    ------------
UTILITIES -- 4.9%

Electric Utilities -- 2.9%

    51,400   CMS Energy Corp. *                                          845,530
    36,200   Dominion Resources, Inc.                                  3,118,268
    59,300   Edison International                                      2,803,704
     3,600   Entergy Corp.                                               267,552
    50,400   Exelon Corp.                                              2,693,376
     7,300   ITC Holdings Corp.                                          211,554
    13,200   Public Service Enterprise Group, Inc.                       849,552
                                                                    ------------
                                                                      10,789,536
                                                                    ------------
Energy Equipment & Services -- 0.7%

    23,900   TXU Corp.                                                 2,697,832
                                                                    ------------
Gas Utilities -- 0.5%

   141,200   El Paso Corp.                                             1,962,680
                                                                    ------------
Independent Power Producers & Energy Traders -- 0.4%

    21,200   Constellation Energy Group, Inc.                          1,305,920
                                                                    ------------
Oil & Gas -- 0.4%

    34,300   AGL Resources, Inc.                                       1,272,873
                                                                    ------------
                                                                      18,028,841
                                                                    ------------
                          Total Common Stocks
                           (Cost $343,034,329)                       365,035,992
                                                                    ------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

EQUITY INCOME PORTFOLIO

September 30, 2005

   Face
  Amount     Rating++            Security                              Value
--------------------------------------------------------------------------------
             Convertible Bonds & Notes -- 0.1%
  Shares     Security Description                                      Value
--------------------------------------------------------------------------------
Airlines  -- 0.1%

$   60,000   AirTran Holdings, Inc., 7.000% due 07/01/23*           $     81,975
   270,000   America West Airlines, Inc., 7.500% due 01/18/09            249,075
                                                                    ------------
                                                                         331,050
                                                                    ------------
Semiconductor Equipment & Products  -- 0.0%

   180,000   ASM International NV, 4.250% due 12/06/11(b)                168,075
                                                                    ------------
Total Convertible Bonds & Notes (Cost $513,222)                          499,125
                                                                    ------------
Total Investments Before Short-term Investments
 (Cost $343,547,551)                                                 365,535,117
                                                                    ------------

    Par
   Amount    Security Description                                      Value
--------------------------------------------------------------------------------
Short-term Investment -- 1.3%


Repurchase Agreement  -- 1.3%

4,825,000   State Street Bank & Trust Co., dated
             9/30/05, 1.700%, due 10/3/05, Proceeds
             due at maturity - $4,825,684;
             (Fully collateralized by U.S.
             Treasury Bond, 3.375% due 10/15/09;
             Market value - $4,923,975)
             (Cost-- $4,825,000)                                      4,825,000
                                                                  -------------
                TOTAL INVESTMENTS -- 100.0% (Cost $348,372,551#)    370,360,117
                                                                  -------------
                Liabilities In Excess of Other Assets -- 0.0%           (47,676)
                                                                  -------------
                TOTAL NET ASSETS -- 100.0%                        $ 370,312,441
                                                                  =============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a)  REIT - Real Estate Investment Trust
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

FEDERATED HIGH YIELD PORTFOLIO

Portfolio of Investments (unaudited)
September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 94.1%

ADVERTISING -- 2.1%
                        Advanstar Communications, Inc.:
$  125,000       B         10.750% due 8/15/10                       $   140,313
   250,000     CCC         Series B, 12.000% due 2/15/11                 268,125
   175,000              Advanstar, Inc., Series B, 0.000%/
                           15.000% due 10/15/11 (a)                      182,000
                        Lamar Media Corp.:
   175,000       B         7.250% due 1/1/13                             183,750
   100,000       B         6.625% due 8/15/15 (b)                        102,250
                        Vertis, Inc.:
    50,000     CCC         9.750% due 4/1/09                              51,875
   475,000     CCC         Series B, 10.875% due 6/15/09                 469,062
   400,000     CCC+     WDAC Subsidiary Corp., 8.375%
                           due 12/1/14 (b)                               389,000
                                                                     -----------
                        TOTAL ADVERTISING                              1,786,375
                                                                     -----------

AEROSPACE/DEFENSE -- 1.7%
   175,000       B      Alliant Techsystems, Inc., 8.500%
                           due 5/15/11                                   185,063
   150,000       B      Argo-Tech Corp., 9.250% due 6/1/11               159,750
   125,000       B-     K&F Acquisition, Inc., 7.750%
                           due 11/15/14                                  126,875
   425,000      BB+     L-3 Communications Corp., 6.125%
                           due 1/15/14                                   422,875
   200,000      BB+     L-3 Communications Corp., 6.375%
                           due 10/15/15 (b)                              202,500
    75,000       B-     Safety Products Holdings, Inc., 11.750%
                           due 1/1/12 (b)(e)                              76,125
    50,000       B-     Standard Aero Holdings, Inc., 8.250%
                           due 9/1/14                                     48,625
   225,000       B-     TransDigm, Inc., 8.375% due 7/15/11              236,812
                                                                     -----------
                        TOTAL AEROSPACE/ DEFENSE                       1,458,625
                                                                     -----------

AGRICULTURE -- 0.2%
   175,000       B      Hines Nurseries, Inc., 10.250%
                           due 10/1/11                                   178,500
                                                                     -----------

APPAREL -- 0.2%
   150,000      BB      Phillips-Van Heusen Corp., 8.125%
                           due 5/1/13                                    158,250
                                                                     -----------

AUTO MANUFACTURERS -- 1.7%
   300,000       B      Cooper-Standard Automotive, Inc., 8.375%
                           due 12/15/14                                  253,500
   725,000      BB+     Ford Motor Co., 7.450% due 7/16/31               569,125
                        General Motors Corp.:
   275,000      BB         7.125% due 7/15/13                            235,813
   500,000      BB         8.375% due 7/15/33                            392,500
                                                                     -----------
                        TOTAL AUTO MANUFACTURERS                       1,450,938
                                                                     -----------

AUTO PARTS & EQUIPMENT -- 2.4%
   225,000     CCC-     Advanced Accesory Systems LLC, 10.750%
                           due 6/15/11                                   194,062
   150,000     CCC+     American Tire Distributors Holdings,
                           Inc., 10.750% due 4/1/13 (b)                  137,250
   200,000       B-     Rexnord Corp., 10.125% due 12/15/12              220,000
   250,000       B-     Stanadyne Corp., Series 1, 10.000%
                           due 8/15/14                                   248,750
   125,000       B-     Stanadyne Holdings, Inc., 0.000%/
                           12.000% due 2/15/15 (a)                        68,125
   250,000       B+     Stoneridge, Inc., 11.500% due 5/1/12             266,250
   250,000       B-     Tenneco Automotive, Inc., 8.625%
                           due 11/15/14                                  253,125
                        TRW Automotive, Inc.:
    75,000      BB-        9.375% due 2/15/13                             81,750
   310,000      BB-        11.000% due 2/15/13                           351,075
   225,000       B      United Components, Inc., 9.375%
                           due 6/15/13                                   225,000
                                                                     -----------
                        TOTAL AUTO PARTS & EQUIPMENT                   2,045,387
                                                                     -----------

BEVERAGES -- 0.4%
   150,000      BB      Constellation Brands, Inc., Series B,
                           8.000% due 2/15/08                            158,250

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 1

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
BEVERAGES (CONTINUED)
$  200,000       B+     Cott Beverages USA, Inc., 8.000%
                           due 12/15/11                              $   206,000
                                                                     -----------
                        TOTAL BEVERAGES                                  364,250
                                                                     -----------

BIOTECHNOLOGY -- 0.3%
   225,000      BB-     Bio-Rad Laboratories, Inc., 6.125%
                           due 12/15/14                                  219,375
                                                                     -----------

BUILDING MATERIALS -- 1.9%
                        Associated Materials, Inc.:
   125,000     CCC+        9.750% due 4/15/12                            121,563
   250,000     CCC+        0.000% /11.250%  due 3/1/14 (a)               126,250
                        Goodman Global Holding Co., Inc.:
   100,000       B-        6.410% due 6/15/12 (b)(c)                      98,250
   300,000       B-        7.875% due 12/15/12 (b)                       273,000
   225,000     CCC+     HydroChem Industrial Services, Inc.,
                           9.250% due 2/15/13 (b)                        210,656
   100,000     CCC+     Nortek, Inc., 8.500% due 9/1/14                   92,500
   250,000     CCC+     NTK Holdings, Inc., 0.000%/ 10.750%
                           due 3/1/14 (a)                                141,250
   175,000     CCC+     Panolam Industries International, Inc.,
                           10.750% due 10/1/13 (b)                       173,687
   150,000       B-     Ply Gem Industries, Inc., 9.000%
                           due 2/15/12                                   126,750
    50,000      BB-     Texas Industries, Inc., 7.250%
                           due 7/15/13 (b)                                52,250
   200,000       B-     U.S. Concrete, Inc., 8.375% due 4/1/14           202,000
                                                                     -----------
                        TOTAL BUILDING MATERIALS                       1,618,156
                                                                     -----------

CHEMICALS -- 4.5%
   200,000       B-     Aventine Renewable Energy Holdings, Inc.,
                           9.870% due 12/15/11 (b)(c)                    209,000
   325,000       B-     Borden U.S. Finance Corp./Nova Scotia
                           Finance ULC, 9.000% due 7/15/14 (b)           331,500
   225,000       B-     Compass Minerals Group, Inc., 10.000%
                           due 8/15/11                                   245,250
   550,000       B-     Crystal U.S. Holdings 3 LLC, Series B,
                           0.000%/ 10.500% due 10/1/14 (a)               387,750
   125,000      BB-     Equistar Chemicals LP, 8.750% due 2/15/09        130,625
   250,000      BB-     Equistar Chemicals LP/Equistar Funding
                           Corp., 10.125% due 9/1/08                     270,000
   150,000       B      Huntsman Advanced Materials LLC, 11.000%
                           due 7/15/10                                   168,750
   258,000       B      Huntsman International LLC, 10.125%
                           due 7/1/09                                    266,708
                        Lyondell Chemical Co.:
   275,000      BB-        9.500% due 12/15/08                           289,437
   250,000       B         10.875% due 5/1/09                            258,750
    50,000      BB-        10.500% due 6/1/13                             56,750
    75,000      BB-        Series A, 9.625% due 5/1/07                    79,125
   275,000       B-     Nalco Co., 8.875% due 11/15/13                   283,594
   250,000     CCC+     Polypore, Inc., 8.750% due 5/15/12               221,250
   125,000       B-     PQ Corp., 7.500% due 2/15/13 (b)                 121,875
   300,000       B-     UAP Holding Corp., 0.000%/ 10.750%
                           due 7/15/12 (a)                               256,500
   175,000     BBB-     Union Carbide Chemicals & Plastics Co.,
                           Inc., 7.875% due 4/1/23                       192,693
    50,000     BBB-     Union Carbide Corp., 7.500% due 6/1/25            53,618
                                                                     -----------
                        TOTAL CHEMICALS                                3,823,175
                                                                     -----------

COMMERCIAL SERVICES -- 0.9%
   325,000     CCC+     Brand Services, Inc., 12.000% due 10/15/12       346,125
   175,000       B      Brickman Group LTD., Series B, 11.750%
                           due 12/15/09                                  196,875
                        NationsRent, Inc.:
   150,000      BB-        9.500% due 10/15/10                           164,250
    75,000    Caa1(d)      9.500% due 5/1/15                              78,375
                                                                     -----------
                        TOTAL COMMERCIAL SERVICES                        785,625
                                                                     -----------

COMPUTERS -- 1.2%
                        Activant Solutions, Inc.:
    75,000       B+        10.054% due 4/1/10 (b)(c)                      76,875
   250,000       B+        10.500% due 6/15/11                           262,500

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                          PAGE 2

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   FACE
  AMOUNT     RATING++                      SECURITY                     VALUE
--------------------------------------------------------------------------------
COMPUTERS (CONTINUED)
$  225,000      BB+     Seagate Technology HDD Holdings, 8.000%
                           due 5/15/09                               $   237,375
   250,000       B      Smart Modular Technologies, 9.004%
                           due 4/1/12 (b)                                256,250
   225,000      BB-     Unisys Corp., 6.875% due 3/15/10                 218,250
                                                                     -----------
                        TOTAL COMPUTERS                                1,051,250
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES -- 4.5%
   300,000       B-     AAC Group Holding Corp., 0.000%/ 10.250%
                           due 10/1/12 (a)(b)                            217,500
   300,000      BB      American Real Estate Partners LP/American
                           Real Estate Finance Corp., 7.125%
                           due 2/15/13 (b)                               301,500
   100,000       B-     AMR HoldCo, Inc./EmCare HoldCo, Inc.,
                           10.000% due 2/15/15 (b)                       108,500
   179,000       B-     BCP Crystal U.S. Holdings Corp., 9.625%
                           due 6/15/14                                   200,032
    50,000       B-     CCM Merger, Inc., 8.000% due 8/1/13 (b)           50,688
    50,000      Wr(d)   Diamond Brands Operating Corp., 10.125%
                           due 4/15/08*(f)(g)                                  0
                        General Motors Acceptance Corp.:
   475,000      BB         6.875% due 9/15/11                            432,576
   700,000      BB         8.000% due 11/1/31                            612,746
   275,000       B-     Global Cash Access LLC/Global Cash Finance
                           Corp., 8.750% due 3/15/12                     297,000
   250,000       B-     JSG Funding PLC, 9.625% due 10/1/12              252,500
   216,000       B-     Nalco Finance Holdings LLC, 0.000%/ 9.000%
                           due 2/1/14 (a)                                160,380
   225,000       B-     Nell AF SARL, 8.375% due 8/15/15 (b)             221,062
   250,000       B-     Sensus Metering Systems, Inc., 8.625%
                           due 12/15/13                                  231,250
   225,000       B-     UGS Corp., 10.000% due 6/1/12                    247,500
   200,000     CCC+     Vanguard Health Holdings II, 9.000%
                           due 10/1/14                                   214,000
   250,000       B-     Visant Corp., 7.625% due 10/1/12                 253,750
                                                                     -----------
                        TOTAL DIVERSIFIED FINANCIAL SERVICES           3,800,984
                                                                     -----------

ELECTRIC -- 3.5%
   375,000       B+     Edison Mission Energy, 9.875% due 4/15/11        446,250
   121,738              FPL Energy National Wind, 6.125%
                           due 3/25/19 (b)                               120,426
                        Nevada Power Co.:
   260,000      BB         9.000% due 8/15/13                            290,063
    50,000      BB         5.875% due 1/15/15                             49,533
    50,000      BB         Series I, 6.500% due 4/15/12                   52,125
    75,000      BB+     NorthWestern Corp., 5.875% due 11/1/14            76,143
   237,000       B      NRG Energy, Inc., 8.000% due 12/15/13            253,590
                        PSEG Energy Holdings LLC:
   200,000      BB-        8.625% due 2/15/08                            210,000
   250,000      BB-        10.000% due 10/1/09                           278,750
                        Reliant Energy, Inc.:
   125,000       B+        9.250% due 7/15/10                            136,250
   325,000       B+        9.500% due 7/15/13                            360,750
   200,000       B-     Sierra Pacific Resources, 6.750%
                           due 8/15/17 (b)                               201,500
    75,000      BB      TECO Energy, Inc., 6.750% due 5/1/15 (b)          78,937
   425,000       B      Texas Genco LLC/Texas Genco Financing Corp.,
                           6.875% due 12/15/14 (b)                       434,562
                                                                     -----------
                        TOTAL ELECTRIC                                 2,988,879
                                                                     -----------

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.5%
   175,000      B3(d)   Coleman Cable, Inc., 9.875% due 10/1/12          155,094
   300,000       B      Superior Essex Communications LLC/Essex
                           Group, Inc., 9.000% due 4/15/12               304,500
                                                                     -----------
                        TOTAL ELECTRICAL COMPONENTS & EQUIPMENT          459,594
                                                                     -----------

ENTERTAINMENT -- 3.2%
   375,000     CCC+     AMC Entertainment, Inc., 9.875% due 2/1/12       362,812

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 3

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)
$  150,000       B-     Cinemark USA, Inc., 9.000% due 2/1/13        $   155,625
   525,000       B-     Cinemark, Inc., 0.000%/ 9.750%
                           due 3/15/14 (a)                               370,125
   275,000       B-     Gaylord Entertainment Co., 6.750%
                           due 11/15/15                                  267,438
    75,000       B-     Herbst Gaming, Inc., 7.000% due 11/15/14          75,281
   150,000       B      Isle of Capri Casinos, Inc., 9.000%
                           due 3/15/12                                   159,750
   325,000     CCC+     Loews Cineplex Entertainment Corp., 9.000%
                           due 8/1/14                                    317,687
   175,000       B+     Mohegan Tribal Gaming Authority, 8.000%
                           due 4/1/12                                    185,500
   250,000       B      Penn National Gaming, Inc., 6.750%
                           due 3/1/15                                    246,250
   425,000       B-     Universal City Development Partners, 11.750%
                           due 4/1/10                                    482,375
   75,000        B-     Universal City Florida  Holdings UCD, 9.000%
                           due 5/1/10 (c)                                 78,188
                                                                     -----------
                        TOTAL ENTERTAINMENT                            2,701,031
                                                                     -----------

ENVIRONMENTAL CONTROL -- 1.4%
   100,000     Wr(d)    Aleris International, Inc., 9.000%
                           due 11/15/14                                  106,000
                        Allied Waste North America, Inc.:
   117,000      BB-        9.250% due 9/1/12                             127,238
   450,000      BB-        Series B, 8.875% due 4/1/08                   471,375
   200,000       B      Clean Harbors, Inc., 11.250% due 7/15/12 (b)     225,000
   225,000       B      IMCO Recycling, Inc., 10.375% due 10/15/10       249,187
                                                                     -----------
                        TOTAL ENVIRONMENTAL CONTROL                    1,178,800
                                                                     -----------

FOOD -- 4.8%
   275,000       B-     American Seafood Group LLC, 10.125%
                           due 4/15/10                                   294,250
   550,000       B-     ASG Consolidated LLC/ASG Finance, Inc.,
                           0.000%/ 11.500% due 11/1/11 (a)               423,500
   225,000       B      B&G Foods, Inc., 8.000% due 10/1/11              228,937
    63,000       B-     Birds Eye Foods, Inc., 11.875% due 11/1/08        64,733
   400,000       B      Del Monte Corp., 8.625% due 12/15/12             432,000
                        Dole Foods Co., Inc.:
   200,000       B+        8.625% due 5/1/09                             210,000
   275,000       B+        7.250% due 6/15/10                            275,000
   125,000     CCC      Eagle Family Foods, Inc., Series B, 8.750%
                           due 1/15/08                                    98,125
    98,000       B      Gold Kist, Inc., 10.250% due 3/15/14             111,230
   275,000       B-     Michael Foods, Inc., 8.000% due 11/15/13         282,219
   200,000       B-     National Beef Packing Co./NB Finance Corp.
                           LLC, 10.500% due 8/1/11                       208,500
   275,000       B-     Pierre Foods, Inc., 9.875% due 7/15/12           284,625
                        Pilgrim's Pride Corp.:
   100,000      BB-        9.625% due 9/15/11                            108,000
   175,000       B+        9.250% due 11/15/13                           193,375
                        Smithfield Foods, Inc., Series B:
   250,000      BB         8.000% due 10/15/09                           265,625
   325,000      BB         7.750% due 5/15/13                            342,875
                        Swift & Co.:
   100,000       B+        10.125% due 10/1/09                           108,125
   125,000       B         12.500% due 1/1/10                            136,875
                                                                     -----------
                        TOTAL FOOD                                     4,067,994
                                                                     -----------

FOREST PRODUCTS & PAPER -- 2.7%
   275,000      BB-     Abitibi-Consolidated, Inc., 8.375%
                           due 4/1/15                                    271,562
                        Boise Cascade LLC:
    75,000       B+        7.025% due 10/15/12 (c)                        74,813
   100,000       B+        7.125% due 10/15/14                            95,250
                        Georgia-Pacific Corp.:
$  500,000      BB+        7.500% due 5/15/06                        $   508,125

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                          PAGE 4

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
   250,000      BB+        8.125% due 5/15/11                            277,500
   400,000      BB+        9.375% due 2/1/13                             448,000
   300,000       B      Mercer International, Inc., 9.250%
                           due 2/15/13                                   256,500
   275,000     CCC+     Newpage Corp., 12.000% due 5/1/13                240,625
   200,000     CCC+     Tembec Industries, Inc., 8.500%
                           due 2/1/11                                    131,500
                                                                     -----------
                        TOTAL FOREST PRODUCTS & PAPER                  2,303,875
                                                                     -----------

HEALTHCARE-PRODUCTS -- 2.1%
   725,000       B-     CDVR Investors, Inc., 0.000%/ 9.625%
                           due 1/1/15 (a)                                416,875
                        Fisher Scientific International, Inc.:
    50,000      BB+        6.750% due 8/15/14                             52,625
   425,000      BB+        6.125% due 7/1/15 (b)                         428,188
   150,000     CCC+     Leiner Health Products, Inc., 11.000%
                           due 6/1/12                                    129,000
   300,000       B-     Medical Device Manufacturing, Inc., Series B,
                           10.000% due 7/15/12                           327,000
   150,000      BB-     Sybron Dental Specialties, Inc., 8.125%
                           due 6/15/12                                   161,250
    75,000       B-     VWR International, Inc., 8.000%
                           due 4/15/14                                    73,406
   190,000       B+     WH Holdings Ltd./WH Capital Corp., 9.500%
                           due 4/1/11                                    205,675
                                                                     -----------
                        TOTAL HEALTHCARE -PRODUCTS                     1,794,019
                                                                     -----------

HEALTHCARE-SERVICES -- 3.5%
   400,000       B-     AmeriPath, Inc., 10.500% due 4/1/13              418,000
   225,000       B-     Concentra Operating Corp., 9.500%
                           due 8/15/10                                   236,813
   275,000       B      DaVita, Inc., 7.250% due 3/15/15                 280,156
                        HCA, Inc.:
   375,000      BB+        8.750% due 9/1/10                             416,025
   300,000      BB+        6.750% due 7/15/13                            306,751
   400,000      BB+        6.375% due 1/15/15                            397,741
   275,000      BB+        7.500% due 11/6/33                            275,740
   143,382       B+     Magellan Health Services, Inc., Series A,
                           9.375% due 11/15/08                           151,447
   250,000       B-     National Mentor, Inc., 9.625% due 12/1/12 (b)    262,500
   250,000       B      Tenet Healthcare Corp., 9.875%
                           due 7/1/14                                    262,500
                                                                     -----------
                        TOTAL HEALTHCARE-SERVICES                      3,007,673
                                                                     -----------

HOME BUILDERS -- 0.3%
   250,000       B      Builders FirstSource, Inc., 8.040%
                           due 2/15/12 (b)(c)                            253,750
                                                                     -----------

HOME FURNISHINGS -- 1.7%
   325,000     CCC+     ALH Finance LLC/ALH Finance Corporation,
                           8.500% due 1/15/13                            308,750
    50,000              CVC Claims Litigation LLC(f)                           0
   150,000       B-     Norcraft Cos. LP/Norcraft Finance Corp.,
                           9.000% due 11/1/11                            156,000
   425,000       B-     Norcraft Holdings LP/Norcraft Capital Corp.,
                           0.000%/ 9.750% due 9/1/12 (a)                 299,625
   250,000       B-     Sealy Mattress Co., 8.250% due 6/15/14           252,500
                        Simmons Co.:
   150,000       B-        7.875% due 1/15/14                            138,750
   275,000       B-        0.000% / 10.000%  due 12/15/14 (a)(b)         147,125
   135,000       B      Tempur-Pedic, Inc./Tempur Production
                           USA, Inc., 10.250% due 8/15/10                147,825
                                                                     -----------
                        TOTAL HOME FURNISHINGS                         1,450,575
                                                                     -----------

HOUSEHOLD PRODUCTS/WARES -- 1.0%
    75,000       B-     American Achievement Corp., 8.250%
                           due 4/1/12                                     76,125
   125,000       B+     Church & Dwight Co., Inc., 6.000%
                           due 12/15/12                                  122,500
   300,000     CCC+     Playtex Products, Inc., 9.375%
                           due 6/1/11                                    314,625
   400,000       B-     Spectrum Brands, Inc., 7.375%
                           due 2/1/15                                    362,000
                                                                     -----------
                        TOTAL HOUSEHOLD PRODUCTS/WARES                   875,250
                                                                     -----------

HOUSEWARES -- 1.0%
   300,000     CCC      Ames True Temper, Inc., 10.000% due 7/15/12      235,500
   225,000       B-     Jarden Corp., 9.750% due 5/1/12                  240,750
   550,000       B-     Visant Holding Corp., 0.000%/ 10.250%
                           due 12/1/13 (a)                               398,750
                                                                     -----------
                        TOTAL HOUSEWARES                                 875,000
                                                                     -----------

INDUSTRIAL CONGLOMERATES -- 2.6%
   300,000       B-     Aearo Co. I, 8.250% due 4/15/12                  301,500
   100,000       B      Amsted Industries, Inc., 10.250%
                           due 10/15/11 (b)                              109,500
   150,000       B-     Da-Lite Screen Co., Inc. 9.500%
                           due 5/15/11                                   159,000

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 5

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (CONTINUED)
$   50,000    Caa1(d)   GFSI, Inc., Series B, 9.625% due 3/1/07      $    45,750
   146,000       B      Interline Brands, Inc., 11.500%
                           due 5/15/11                                   164,250
   150,000       B      Koppers, Inc., 9.875% due 10/15/13               166,500
                        Neenah Co.:
   191,000     CCC+        11.000% due 9/30/10 (b)                       212,010
   159,574     CCC+        13.000% due 9/30/13 (b)                       161,968
   250,000       B-     Norcross Safety Products LLC/Norcoss
                           Capital Co., Series B,
                           9.875% due 8/15/11                            269,375
   184,938       B-     NSP Holdings/NSP Holdings Capital Corp.,
                           11.750% due 1/1/12 (e)                        187,712
   325,000       B-     Reddy Ice Group, Inc., 0.000%/ 10.500%
                           due 11/1/12 (a)(b)                            251,875
   150,000       B      Ryerson Tull, Inc., 9.125% due 7/15/06           153,375
                                                                     -----------
                        TOTAL INDUSTRIAL CONGLOMERATES                 2,182,815
                                                                     -----------

INSURANCE -- 0.2%
   175,000     CCC+     IAAI Finance Corp., 11.000% due 4/1/13 (b)       180,594
                                                                     -----------

INTERNET -- 0.2%
   194,000       B-     FTD, Inc., 7.750% due 2/15/14                    195,455
                                                                     -----------

IRON-STEEL -- 0.3%
   150,000      Wr(d)   Republic Technologies International
                           LLC/RTI Capital Corp., 13.750%
                           due 7/15/09 (f)                                     0
   210,000      BB      United States Steel Corp., 9.750%
                           due 5/15/10                                   231,525
                                                                     -----------
                                                                         231,525
                                                                     -----------

LEISURE TIME -- 0.7%
   175,000      BB      K2, Inc., 7.375% due 7/1/14                      175,875
   400,000       B-     Knowledge Learning Center, Inc., 7.750%
                           due 2/1/15 (b)                                394,000
                                                                     -----------
                                                                         569,875
                                                                     -----------

LODGING -- 5.8%
   225,000       B-     155 East Tropicana LLC/155 East Tropicana
                           Finance Corp., 8.750% due 4/1/12              219,375
                        Boyd Gaming Corp.:
   100,000       B+        8.750% due 4/15/12                            108,250
   175,000       B+        7.750% due 12/15/12                           184,844
   300,000      BB+     Caesars Entertainment, Inc., 8.125%
                           due 5/15/11                                   335,625
   500,000      BB+     Harrah's Operating Co., Inc., 7.875%
                           due 12/15/05                                  504,375
    28,000       B+     HMH Properties, Inc., Series B, 7.875%
                           due 8/1/08                                     28,490
   275,000       B+     Intrawest Corp., 7.500% due 10/15/13             282,906
   300,000       B      Kerzner International, Ltd., 6.750%
                           due 10/1/15 (b)                               292,125
                        Mandalay Resort Group:
   125,000      BB         9.500% due 8/1/08                             137,188
    18,000       B+        9.375% due 2/15/10                             19,935
   150,000      BB         8.500% due 9/15/10                            163,875
                        MGM MIRAGE, Inc.:
   500,000       B+        9.750% due 6/1/07                             535,000
   550,000       B+        Series B, 10.250% due 8/1/07                  594,000
   225,000       B+     MTR Gaming Group, Inc., Series B, 9.750%
                           due 4/1/10                                    244,125
   275,000      BB+     Park Place Entertainment Corp., 7.875%
                           due 3/15/10                                   300,437
   175,000      BB+     Royal Caribbean Cruises Ltd., 8.000%
                           due 5/15/10                                   190,312
    75,000       B+     San Pasqual Casino, 8.000% due 9/15/13 (b)        75,844
                        Starwood Hotels & Resorts Worldwide, Inc.:
   350,000      BB+        7.375% due 5/1/07                             362,687
   100,000      BB+        7.875% due 5/1/12                             109,500
                        Station Casinos, Inc.:
    50,000      BB-        6.000% due 4/1/12                              50,188

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                          PAGE 6

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
LODGING (CONTINUED)
$  200,000       B+        6.500% due 2/1/14                         $   201,000
                                                                     -----------
                        TOTAL LODGING                                  4,940,081
                                                                     -----------

MACHINERY-CONSTRUCTION & MINING -- 0.1%
   150,000      Ca(d)   Clark Material Handling Company,
                           Series D, 10.750% due 11/15/06*(f)(g)               0
    50,000       B-     Columbus McKinnon Corp., 10.000% due 8/1/10       54,875
                                                                     -----------
                        TOTAL MACHINERY-CONSTRUCTION & MINING             54,875
                                                                     -----------

MACHINERY-DIVERSIFIED -- 0.4%
   325,000      BB-     Case New Holland, Inc., 9.250% due 8/1/11        345,313
                                                                     -----------

MEDIA -- 9.5%
                        American Media Operations, Inc.:
   200,000     CCC+        8.875% due 1/15/11                            178,000
    75,000     CCC+        Series B, 10.250% due 5/1/09                   73,313
   300,000       B+     Cablevision Systems Corp., Series B, 8.000%
                           due 4/15/12                                   292,500
   350,000     CCC+     CBD Media Holdings LLC, 9.250%  due 7/15/12      357,875
   500,000     CCC-     Charter Communications Holdings II
                           LLC/Charter Communications Holdings II
                           Capital Corp., 10.250% due 9/15/10            515,000
   425,000     CCC-     Charter Communications Holdings LLC,
                           0.000%/ 9.920% due 4/1/11 (a)                 309,187
   375,000      BB-     CSC Holdings, Inc., Senior Notes, 7.875%
                           due 12/15/07                                  387,187
   276,000       B      Dex Media East LLC/Dex Media East
                           Finance Co., 12.125% due 11/15/12             324,300
   488,000       B      Dex Media West LLC/Dex Media Finance Co.,
                           Series B, 9.875% due 8/15/13                  541,070
   500,000       B      Dex Media, Inc., 0.000%/ 9.000%
                           due 11/15/13 (a)                              396,250
                        DirecTV Holdings LLC/DirectTV Financing Co.:
   211,000      BB-        8.375% due 3/15/13                            231,309
   175,000      BB-        6.375% due 6/15/15 (b)                        174,562
                        EchoStar DBS Corp.:
   225,000      BB-        5.750% due 10/1/08                            223,031
   200,000      BB-        6.375% due 10/1/11                            199,250
   100,000      BB-        6.625% due 10/1/14                             99,500
   125,000       B-     Emmis Communications Corp., 9.745%
                           due 6/15/12 (c)                               126,563
   375,000       B-     Houghton Mifflin Co., 0.000% / 11.500%
                           due 10/15/13 (a)                              285,000
   375,000     CCC+     IESY Repository GMBH, 10.375%
                           due 2/15/15 (b)                               398,437
   550,000       B-     Kabel Deutschland GMBH, 10.625%
                           due 7/1/14 (b)                                610,500
   275,000       B-     LIN Television Corp., 6.500%
                           due 5/15/13 (b)                               261,937
   175,000       B-     LodgeNet Entertainment Corp., 9.500%
                           due 6/15/13                                   192,500
   150,000       B      Majestic Star Casino LLC, 9.500%
                           due 10/15/10                                  149,250
   175,000     CCC+     NBC Aquisition Corp., 0.000%/ 11.000%
                           due 3/15/13 (a)                               129,938
   100,000     CCC+     Nebraska Book Co., Inc., 8.625%
                           due 3/15/12                                    94,500
   200,000       B      PRIMEDIA, Inc., 8.875% due 5/15/11               210,500
   325,000       B+     Rainbow National Services LLC, 10.375%
                           due 9/1/14 (b)                                368,875
   200,000      BB-     Reader's Digest Association, Inc., 6.500%
                           due 3/1/11                                    204,000
   225,000       B      Sinclair Broadcast Group, Inc., 8.750%
                           due 12/15/11                                  237,375
   175,000       B+     Videotron Ltee, 6.375% due 12/15/15 (b)          174,563
    82,000     CCC+     XM Satellite Radio, Inc., 12.000%
                           due 6/15/10                                    93,890
                        Yell Finance BV:
    97,000       B+        10.750% due 8/1/11                            106,700
   179,000       B+        0.000% /13.5000% due 8/1/11 (a)               182,580
                                                                     -----------
                        TOTAL MEDIA                                    8,129,442
                                                                     -----------

METAL FABRICATE-HARDWARE -- 0.6%
   200,000       B      Hawk Corp., 8.750% due 11/1/14                   203,000
   175,000       B-     Mueller Group, Inc., 10.000% due 5/1/12          186,375
   100,000       B+     Valmont Industries, Inc., 6.875%
                           due 5/1/14                                    102,500
                                                                     -----------
                        TOTAL METAL FABRICATE-HARDWARE                   491,875
                                                                     -----------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 7

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
MINING  -- 0.4%
                        Compass Minerals International, Inc.:
$  150,000       B+        0.000%/12.750%  due 12/15/12 (a)          $   132,750
   275,000       B-        Series B, 0.000%/12.000%  due 6/1/13 (a)      231,000
                                                                     -----------
                        TOTAL MINING                                     363,750
                                                                     -----------

OFFICE/BUSINESS EQUIPMENT -- 1.0%
   125,000       B      Danka Business Systems PLC, 11.000%
                           due 6/15/10                                   117,500
                        Xerox Corp.:
   450,000      BB-        9.750% due 1/15/09                            506,250
   225,000      BB-        7.625% due 6/15/13                            240,188
                                                                     -----------
                        TOTAL OFFICE/BUSINESS EQUIPMENT                  863,938
                                                                     -----------

OIL & GAS -- 1.9%
   175,000      BB-     AmeriGas Partners LP, 7.250%
                           due 5/20/15 (b)                               183,750
   225,000       B      Compton Petroleum Corp., 9.900%
                           due 5/15/09                                   241,875
   175,000       B      El Paso Production Holding Co., 7.750%
                           due 6/1/13                                    183,750
    75,000      BB      Grant Prideco, Inc., 6.125%
                           due 8/15/15 (b)                                76,125
   125,000       B-     Inergy LP/Inergy Finance Corp., 6.875%
                           due 12/15/14 (b)                              120,000
                        Pogo Producing Co.:
   150,000       B+        6.625% due 3/15/15 (b)                        153,000
    75,000       B+        6.875% due 10/1/17 (b)                         76,406
                        Range Resources Corp.:
    75,000       B         7.375% due 7/15/13                             79,875
   125,000       B         6.375% due 3/15/15                            126,563
   125,000      BB-     SEMCO Energy, Inc., 7.125% due 5/15/08           127,973
   250,000       B      Swift Energy Co., 9.375% due 5/1/12              271,250
                                                                     -----------
                        TOTAL OIL & GAS                                1,640,567
                                                                     -----------

OIL & GAS SERVICES -- 0.1%
    50,000       B      Lone Star Technologies, Inc., Series B,
                           9.000% due 6/1/11                              53,250
                                                                     -----------

PACKAGING & CONTAINERS -- 2.8%
   325,000       B-     Berry Plastics Corp., 10.750%
                           due 7/15/12                                   351,000
   150,000     CCC+     Graham Packaging Co., 8.500%
                           due 10/15/12                                  150,000
   325,000       B-     Graphic Packaging International Corp.,
                           9.500% due 8/15/13                            307,125
   250,000      BB-     Greif, Inc., 8.875% due 8/1/12                   269,375
   300,000       B      Jefferson Smurfit Corp., 8.250%
                           due 10/1/12                                   283,500
                        Owens-Brockway Glass Container, Inc.:
   250,000      BB-        8.875% due 2/15/09                            263,750
   150,000      BB-        7.750% due 5/15/11                            156,750
   100,000       B         8.250% due 5/15/13                            104,500
   350,000       B      Owens-Illinois, Inc., 8.100% due 5/15/07         360,500
    50,000     CCC-     Pliant Corp., 13.000% due 6/1/10 *(g)(h)          24,000
    18,258              Russell-Stanley Holdings, Inc., 9.000%
                           due 11/30/08 (e)(f)(g)(h)                       8,545
   125,000       B      Smurfit-Stone Container Enterprises, Inc.,
                           9.750% due 2/1/11                             127,500
                                                                     -----------
                        TOTAL PACKAGING & CONTAINERS                   2,406,545
                                                                     -----------

PIPELINES -- 3.8%
                        El Paso Corp.:
   175,000       B-        6.950% due 12/15/07                           178,281
   225,000       B-        6.750% due 5/15/09                            223,875
   325,000       B-        8.050% due 10/15/30                           331,500
   275,000       B-        7.800% due 8/1/31                             277,062
   300,000       B+     Holly Energy Partners LP, 6.250%
                           due 3/1/15 (b)                                298,500

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                          PAGE 8

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
PIPELINES (CONTINUED)
$  175,000      BB-     Pacific Energy Partners LP / Pacific
                           Energy Finance Corp., 6.250%
                           due 9/15/15 (b)                          $    176,313
   175,000      BB-     Pacific Energy Partners LP/Pacific
                           Energy Finance Corp., 7.125% due 6/15/14      182,438
                        Tennessee Gas Pipeline Co.:
   150,000       B         7.500% due 4/1/17                             162,405
   450,000       B         8.375% due 6/15/32                            516,323
   150,000       B+     Transcontinental Gas Pipe Line Corp.,
                           Series B, 8.875% due 7/15/12                  175,688
   425,000       B+     Williams Co., Inc., 7.875% due 9/1/21            469,625
   200,000       B+     Williams Cos, Inc., 7.625% due 7/15/19           217,500
                                                                     -----------
                        TOTAL PIPELINES                                3,209,510
                                                                     -----------

REAL ESTATE -- 0.2%
   114,000      BB-     CB Richard Ellis Services, Inc., 9.750%
                           due 5/15/10                                   126,255
                                                                     -----------

REAL ESTATE INVESTMENT TRUST -- 0.9%
                        Host Marriott LP:
   325,000       B+        7.125% due 11/1/13                            333,531
   100,000       B+        Series O, 6.375% due 3/15/15                   97,500
                        Ventas Realty LP/Ventas Capital Corp.:
   250,000      BB         6.625% due 10/15/14                           252,500
    75,000      BB         7.125% due 6/1/15 (b)                          78,000
                                                                     -----------
                           TOTAL REAL ESTATE INVESTMENT TRUST            761,531
                                                                     -----------

RETAIL -- 3.6%
                        Affinity Group, Inc.:
   150,000       B-        9.000% due 2/15/12                            150,750
   234,583       B-        10.875% due 2/15/12 (e)                       219,335
   350,000       B      Couche Tard U.S. LP/Couche-Tard
                           Finance Corp., 7.500% due 12/15/13            362,250
   128,000       B-     Domino's, Inc., 8.250% due 7/1/11                135,040
   125,000     CCC+     General Nutrition Centers, Inc., 8.500%
                           due 12/1/10                                   107,188
                        J.C. Penney Co., Inc.:
    50,000      BB+        7.600% due 4/1/07                              52,188
   476,000      BB+        9.000% due 8/1/12                             562,870
   275,000       B      Landry's Restaurants, Inc.,
                           Series B, 7.500% due 12/15/14                 262,625
   275,000       B+     R.H. Donnelley, Inc., 10.875%
                           due 12/15/12                                  310,062
                        Rite Aid Corp.:
   300,000       B+        8.125% due 5/1/10                             307,500
   100,000       B+        9.500% due 2/15/11                            106,500
   350,000     CCC+     True Temper Sports, Inc., 8.375%
                           due 9/15/11                                   327,250
   175,000       B      United Auto Group, Inc., 9.625%
                           due 3/15/12                                   182,875
                                                                     -----------
                        TOTAL RETAIL                                   3,086,433
                                                                     -----------

SEMICONDUCTORS -- 0.2%
   175,000      BB+     Freescale Semiconductor, Inc., 7.125%
                           due 7/15/14                                   187,250
                                                                     -----------

SOFTWARE -- 0.8%
   350,000       B-     Sungard Data Systems, Inc., 9.125%
                           due 8/15/13 (b)                               364,437
   275,000       B-     Sungard Data Systems, Inc.  Sr Sub Nt 144a,
                           10.250% due 8/15/15 (b)                       279,813
                                                                     -----------
                        TOTAL SOFTWARE                                   644,250
                                                                     -----------

TELECOMMUNICATIONS -- 8.5%
   163,000       B-     Alaska Communications Systems Holdings, Inc.,
                           9.875% due 8/15/11                            178,892
   900,000      BB+     AT&T Corp., 9.750% due 11/15/31                1,144,125
   250,000       B-     Cincinnati Bell, Inc., 7.250% due 7/15/13        266,875
                        Citizens Communications Co.:
    75,000      BB+        9.250% due 5/15/11                             82,688

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 9

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT     RATING++                SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
$  150,000      BB+        6.250% due 1/15/13                        $   144,750
   200,000      BB+        9.000% due 8/15/31                            203,750
   125,000       B      Inmarsat Finance II PLC, 0.000%/ 10.375%
                           due 11/15/12 (a)                              103,125
   32,000        B      Inmarsat Finance PLC, 7.625% due 6/30/12          33,120
                        Intelsat Bermuda Ltd.:
   225,000       B+        8.695% due 1/15/12 (b)(c)                     230,062
   175,000       B+        8.625% due 1/15/15 (b)                        179,375
   400,000       B+     MCI, Inc., 7.735% due 5/1/14                     447,000
   100,000       B-     New Skies Satellites NV, 9.125% due 11/1/12      104,000
   575,000       A-     Nextel Communications, Inc., Series D,
                           7.375% due 8/1/15                             616,088
   163,000       B+     PanAmSat Corp., 9.000% due 8/15/14               172,780
   700,000       B+     PanAmSat Holding Corp., 0.000%/10.375%
                           due 11/1/14 (a)                               486,500
   850,000      BB-     Qwest Corp., 8.875% due 3/15/12                  932,875
   575,000       B      Qwest Services Corp., 13.500% due 12/15/10       661,250
   775,000      BB      Rogers Wireless Communications, Inc.,
                           6.375% due 3/1/14                             782,750
   200,000     BBB-     U.S. Unwired, Inc., Series B, 10.000%
                           due 6/15/12                                   231,000
   225,000       B      Valor Telecommunications Enterprise,
                           7.750% due 2/15/15                            219,375
                                                                     -----------
                        TOTAL TELECOMMUNICATIONS                       7,220,380
                                                                     -----------

TEXTILES -- 0.8%
   200,000       B-     Collins & Aikman, Inc., Series B, 9.750%
                           due 2/15/10                                   194,000
   250,000       B+     INVISTA, 9.250% due 5/1/12 (b)                   273,125
   175,000      BB-     Warnaco, Inc., 8.875% due 6/15/13                189,875
                                                                     -----------
                        TOTAL TEXTILES                                   657,000
                                                                     -----------

TOBACCO -- 0.4%
   300,000       B-     Commonwealth Brands, Inc., 10.625%
                           due 9/1/08 (b)                                316,500
                                                                     -----------

TRANSPORTATION -- 0.6%
   100,000      Wr(d)   Holt Group, Inc., 9.750%
                           due 1/15/06*(f)(g)(h)                               0
   150,000      BB-     Petroleum Helicopters, Inc., Series B,
                           9.375% due 5/1/09  Stena AB:                  160,125
   250,000      BB-        9.625% due 12/1/12                            272,500
   150,000      BB-        7.500% due 11/1/13                            146,625
                                                                     -----------
                        TOTAL TRANSPORTATION                             579,250
                                                                     -----------
                        TOTAL CORPORATE BONDS & NOTES
                           (Cost -- $78,915,408)                      80,135,589
                                                                     -----------

CONVERTIBLE BOND & NOTE -- 0.1%

ENTERTAINMENT -- 0.1%
   125,000              Magna Entertainment Corp., Subordinated
                           Notes, 7.250% due 12/15/09
                           (Cost -- $124,317)                            128,906
                                                                     -----------

  SHARES                                   SECURITY                     VALUE
--------------------------------------------------------------------------------
ESCROWED SHARES -- 0.0%
   175,000              Pillowtex Corp. (f)(g)
                           (Cost -- $0)                                        0
                                                                     -----------

COMMON STOCKS -- 0.2%

CONSUMER STAPLES -- 0.1%

FOOD & DRUG RETAILING -- 0.1%
     5,715              B&G Food, Inc., EIS                               72,295
                                                                     -----------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
                                                                         PAGE 10

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

   PAR
  AMOUNT                             SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MATERIALS -- 0.0%

CHEMICALS -- 0.0%
        45              General Chemical Industrial
                           Products, Inc.*(f)(g)                      $   14,352
                                                                     -----------

CONTAINERS & PACKAGING -- 0.0%
     2,000              Russell-Stanley Holdings, Inc. (f)(g)(h)               0
                                                                     -----------
                        TOTAL MATERIALS                                   14,352
                                                                     -----------

TELECOMMUNICATION SERVICES -- 0.1%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
       710              NTL, Inc.*                                        47,428
     1,237              Viatel Holding Bermuda Ltd.*                           3
                                                                     -----------
                        TOTAL TELECOMMUNICATION SERVICES                  47,431
                                                                     -----------
                        TOTAL COMMON STOCKS(Cost -- $588,225)            134,078
                                                                     -----------

PREFERRED STOCKS -- 0.4%

CONSUMER DISCRETIONARY -- 0.4%

MEDIA -- 0.2%
     1,500              PRIMEDIA, Inc., Series H, 8.625%                 151,500
                                                                     -----------

SPECIALTY RETAIL  -- 0.2%
       200              GNC Corp., 12.000% (e)                           148,500
                                                                     -----------

                        TOTAL PREFERRED STOCKS(Cost -- $348,012)         300,000
                                                                     -----------

WARRANTS -- 0.1%

CHEMICALS -- 0.0%
        26              General Chemical Industrial Products, Inc.:
                        Series A, expires 4/30/11*(f)(g)                   3,211
        19              Series B, expires 4/30/11*(f)(g)                       0
                                                                     -----------
                                                                           3,211
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES -- 0.0%
       100              MDP Acquisitions PLC Corp.,
                           expires 10/1/13*(b)(f)                          3,500
                                                                     -----------

CONTAINERS & PACKAGING -- 0.0%
       100              Pliant Corp., expires 6/1/10*(b)(f)(g)                 1
                                                                     -----------

LEISURE EQUIPMENT & PRODUCTS -- 0.0%
       901              AMF Bowling Worldwide, Inc.,
                           expires 3/9/09*(f)                                  0
                                                                     -----------

MEDIA  -- 0.0%
        75              Advanstar Holdings Corp.,
                           expires 10/15/11*(b)                                1
       125              XM Satellite Radio Holdings, Inc.,
                           Class A Shares, expires 3/15/10*                8,500

METALS & MINING -- 0.1%
    30,652              ACP Holding Co., expires 9/30/13*(b)(g)(h)       60,537
                                                                     -----------

                        TOTAL WARRANTS(Cost -- $105,554)                  75,750
                                                                     -----------
                        TOTAL INVESTMENTS BEFORE SHORT-TERM
                           INVESTMENTS(Cost -- $80,081,516)           80,774,323

   PAR
  AMOUNT                             SECURITY DESCRIPTION               VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.7%

REPURCHASE AGREEMENT  -- 3.7%
$3,181,000              State Street Bank & Trust Co., Repurchase
                           Agreement, dated  9/30/05, at 2.450% to
                           be repurchased at $3,181,450 on 10/03/05
                           collateralized by $3,285,000 U.S.
                           Treasury Bond 3.375% due 10/15/09 with
                           a value of $3,248,043.
                           (Cost-- $3,181,000)                         3,181,000
                                                                     -----------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 11

FEDERATED HIGH YIELD PORTFOLIO

September 30, 2005

                        TOTAL INVESTMENTS -- 98.6%
                           (Cost -- $83,262,516#)                     83,955,323
                                                                    ------------
                        OTHER ASSETS IN EXCESS OF
                           LIABILITIES -- (1.4)%                       1,189,496
                                                                    ------------
                        TOTAL NET ASSETS -- 100.0%                  $ 85,144,819
                                                                    ============

*    Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)  Rating by Moody's Investors Service, Inc.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)  Illiquid Security.
(h)  Restricted Security.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

FEDERATED STOCK PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                            SECURITY                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.2%

CONSUMER DISCRETIONARY -- 12.3%

HOTELS, RESTAURANTS & LEISURE -- 2.0%
17,700   McDonald's Corp.                                             $  592,773
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS -- 1.2%
20,900   Mattel, Inc.                                                    348,612
                                                                      ----------

MEDIA -- 7.2%
13,600   Clear Channel Communications, Inc.                              447,304
 5,300   Gannett Co., Inc.                                               364,799
31,100   Interpublic Group of Cos., Inc. *                               362,004
26,400   News Corp., Class A Shares                                      411,576
27,800   Time Warner, Inc.                                               503,458
                                                                      ----------
                                                                       2,089,141
                                                                      ----------

SPECIALTY RETAIL -- 1.9%
15,400   Gap, Inc.                                                       268,422
 7,000   Home Depot, Inc.                                                266,980
                                                                      ----------
                                                                         535,402
                                                                      ----------
         TOTAL CONSUMER DISCRETIONARY                                  3,565,928
                                                                      ----------

CONSUMER STAPLES -- 8.1%

BEVERAGES -- 1.3%
 8,800   Coca-Cola Co.                                                   380,072
                                                                      ----------

FOOD & DRUG RETAILING -- 2.3%
10,800   Albertson's, Inc.                                               277,020
12,600   SUPERVALU, INC.                                                 392,112
                                                                      ----------
                                                                         669,132
                                                                      ----------

FOOD PRODUCTS -- 1.5%
23,700   Tyson Foods, Inc., Class A Shares                               427,785
                                                                      ----------

TOBACCO -- 3.0%
11,700   Altria Group, Inc.                                              862,407
                                                                      ----------
         TOTAL CONSUMER STAPLES                                        2,339,396
                                                                      ----------

ENERGY -- 11.5%

ENERGY EQUIPMENT & SERVICES -- 0.9%
4,100   Halliburton Co.                                                  280,932
                                                                      ----------

OIL & GAS -- 10.6%
 7,300   BP PLC, Sponsored ADR                                           517,205
14,802   Chevron Corp.                                                   958,133
 4,300   ConocoPhillips                                                  300,613
15,500   Exxon Mobil Corp.                                               984,870
 4,400   Marathon Oil Corp.                                              303,292
                                                                      ----------
                                                                       3,064,113
                                                                      ----------
         TOTAL ENERGY                                                  3,345,045
                                                                      ----------

FINANCIALS -- 30.7%

BANKS -- 5.3%
11,900   Bank of America Corp.                                           500,990
 7,500   U.S. Bancorp                                                    210,600
 6,200   Wachovia Corp.                                                  295,058
 9,200   Wells Fargo & Co.                                               538,844
                                                                      ----------
                                                                       1,545,492
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES -- 14.2%
 6,300   Capital One Financial Corp.                                     500,976
 7,800   Fannie Mae                                                      349,596
13,900   Freddie Mac                                                     784,794
 3,300   Goldman Sachs Group, Inc.                                       401,214
10,700   JPMorgan Chase & Co.                                            363,051

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

FEDERATED STOCK PORTFOLIO

September 30, 2005

SHARES                            SECURITY                               VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
17,500   MBNA Corp.                                                   $  431,200
 9,500   Merrill Lynch & Co., Inc.                                       582,825
12,800   Morgan Stanley                                                  690,432
                                                                      ----------
                                                                       4,104,088
                                                                      ----------

INSURANCE -- 11.2%
13,200   ACE Ltd.                                                        621,324
15,000   Allstate Corp.                                                  829,350
 9,900   American International Group, Inc.                              613,404
12,200   Aon Corp.                                                       391,376
 5,700   Hartford Financial Services Group, Inc.                         439,869
 8,700   Nationwide Financial Services, Inc., Class A Shares             348,435
                                                                      ----------
                                                                       3,243,758
                                                                      ----------
         TOTAL FINANCIALS                                              8,893,338
                                                                      ----------

HEALTH CARE -- 8.7%

HEALTH CARE PROVIDERS & SERVICES -- 5.6%
 5,200   AmerisourceBergen Corp.                                         401,960
 8,900   HCA, Inc.                                                       426,488
10,000   McKesson Corp.                                                  474,500
29,100   Tenet Healthcare Corp. *                                        326,793
                                                                      ----------
                                                                       1,629,741
                                                                      ----------

PHARMACEUTICALS -- 3.1%
 7,000   Johnson & Johnson                                               442,960
18,200   Pfizer, Inc.                                                    454,454
                                                                      ----------
                                                                         897,414
                                                                      ----------
         TOTAL HEALTH CARE                                             2,527,155
                                                                      ----------

INDUSTRIALS -- 5.8%

AEROSPACE & DEFENSE  -- 1.5%
 8,134   Northrop Grumman Corp.                                          442,083
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES -- 1.4%
 9,600   Pitney Bowes, Inc.                                              400,704
                                                                      ----------

INDUSTRIAL CONGLOMERATES -- 2.0%
20,891   Tyco International Ltd.                                         581,814
                                                                      ----------

MACHINERY -- 0.9%
 4,200   Eaton Corp.                                                     266,910
                                                                      ----------
         TOTAL INDUSTRIALS                                             1,691,511
                                                                      ----------

INFORMATION TECHNOLOGY -- 10.3%

COMMUNICATIONS EQUIPMENT -- 1.1%
14,200   Motorola, Inc.                                                  313,678
                                                                      ----------

COMPUTERS & PERIPHERALS -- 2.1%
15,100   Hewlett-Packard Co.                                             440,920
 1,900   International Business Machines Corp.                           152,418
                                                                      ----------
                                                                         593,338
                                                                      ----------

IT SERVICES -- 1.4%
 6,800   Computer Sciences Corp. *                                       321,708
11,800   Unisys Corp. *                                                   78,352
                                                                      ----------
                                                                         400,060
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.8%
26,200   Applied Materials, Inc.                                         444,352
14,900   Intel Corp.                                                     367,285
 9,700   Lam Research Corp. *                                            295,559
                                                                      ----------
                                                                       1,107,196
                                                                      ----------

SOFTWARE -- 1.9%
13,800   BMC Software, Inc. *                                            291,180

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

FEDERATED STOCK PORTFOLIO

September 30, 2005

SHARES                             SECURITY                             VALUE
--------------------------------------------------------------------------------
SOFTWARE (CONTINUED)
10,600   Microsoft Corp.                                             $   272,738
                                                                     -----------
                                                                         563,918
                                                                     -----------
         TOTAL INFORMATION TECHNOLOGY                                  2,978,190
                                                                     -----------

MATERIALS -- 1.9%

CHEMICALS -- 0.9%
 4,500   PPG Industries, Inc.                                            266,355
                                                                     -----------

PAPER & FOREST PRODUCTS -- 1.0%
 8,300   Georgia-Pacific Corp.                                           282,698
                                                                     -----------
         TOTAL MATERIALS                                                 549,053
                                                                     -----------

TELECOMMUNICATION SERVICES -- 7.3%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.0%
 6,300   ALLTEL Corp.                                                    410,193
25,600   SBC Communications, Inc.                                        613,632
11,700   Sprint Nextel Corp.                                             278,226
13,250   Verizon Communications, Inc.                                    433,143
                                                                     -----------
                                                                       1,735,194
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
14,100   Vodafone Group PLC, Sponsored ADR                               366,177
                                                                     -----------
         TOTAL TELECOMMUNICATION SERVICES                              2,101,371
                                                                     -----------

UTILITIES -- 2.6%

ELECTRIC UTILITIES -- 1.1%
 7,600   American Electric Power Co., Inc.                               301,720
                                                                     -----------

MULTI-UTILITIES -- 1.5%
18,200   NiSource, Inc.                                                  441,350
                                                                     -----------
         TOTAL UTILITIES                                                 743,070
                                                                     -----------
         TOTAL COMMON STOCKS
            (Cost -- $25,779,180)                                     28,734,057
                                                                     -----------

 FACE
AMOUNT    RATING++                      SECURITY                         VALUE
--------------------------------------------------------------------------------
ESCROWED SHARES 0.0%
$10,300              ESC Seagate Technology (a)(b) *
                        (Cost -- $0)                                           0
                                                                      ----------
                     TOTAL INVESTMENTS BEFORE SHORT-TERM
                        INVESTMENTS
                        (Cost -- $25,779,180)                         28,734,057
                                                                      ----------

  PAR
 AMOUNT                             SECURITY                            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.3%

REPURCHASE AGREEMENT -- 0.3%
100,000   State Street Bank & Trust Co., 1.200% due 10/3/05 dated
             9/30/05, Proceeds due at maturity - $100,009; (Fully
             collateralized by U.S. Treasury Bond, 3.38% due
             10/15/09; Market value - $103,819)
             (Cost -- $100,000)                                          100,000
                                                                     -----------
             TOTAL INVESTMENTS -- 99.5% (Cost -- $25,879,180#)        28,834,057
                                                                     -----------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%               133,679
                                                                     -----------
             TOTAL NET ASSETS -- 100.0%                              $28,967,736
                                                                     ===========

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

FEDERATED STOCK PORTFOLIO

September 30, 2005

(b)  Illiquid Security.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited)
September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES+ -- 85.8%

AEROSPACE/DEFENSE  -- 1.0%
$        75,000          B    Argo-Tech Corp., 9.250% due 6/1/11                            $         79,875
        475,000          B-   BE Aerospace, Inc., Series B, 8.875% due 5/1/11                        501,125
        550,000          B+   Moog, Inc., 6.250% due 1/15/15                                         555,500
                                                                                            ----------------
                              TOTAL AEROSPACE/DEFENSE                                              1,136,500
                                                                                            ----------------
APPAREL  -- 1.0%
        825,000          B-   Levi Strauss & Co., 9.750% due 1/15/15                                 845,625
        275,000         BB-   Quiksilver, Inc., 6.875% due 4/15/15 (a)                               265,375
                                                                                            ----------------
                              TOTAL APPAREL                                                        1,111,000
                                                                                            ----------------
AUTO PARTS & EQUIPMENT  -- 0.1%
        125,000          D    Delphi Corp., 6.500% due 8/15/13 (b)                                    84,375
         57,012          B-   Dura Operating Corp., Series B, 8.625% due 4/15/12                      51,026
                                                                                            ----------------
                              TOTAL AUTO PARTS & EQUIPMENT                                           135,401
                                                                                            ----------------
AUTOMOTIVE  -- 2.7%
                              Ford Motor Co.:
      2,400,000         BB+      7.450% due 7/16/31                                                1,884,000
        275,000         BB+      8.900% due 1/15/32                                                  233,062
                              General Motors Corp.:
        175,000         BB-      8.250% due 7/15/23                                                  136,938
      1,050,000         BB-      8.375% due 7/15/33                                                  824,250
                                                                                            ----------------
                              TOTAL AUTOMOTIVE                                                     3,078,250
                                                                                            ----------------
BUILDING MATERIALS  -- 0.7%
                              Goodman Global Holding Co., Inc.:
        125,000          B-      6.410% due 12/15/05 (a) (c)                                         122,813
        290,000          B-      7.875% due 12/15/12 (a)                                             263,900
        275,000        CCC+   Nortek, Inc., 8.500% due 9/1/14                                        254,375
        225,000          B-   Ply Gem Industries, Inc., 9.000% due 2/15/12                           190,125
                                                                                            ----------------
                              TOTAL BUILDING MATERIALS                                               831,213
                                                                                            ----------------
BUSINESS SERVICES  -- 0.3%
        375,000          B-   Bear Creek Corp., 9.000% due 3/1/13 (a)                                390,000
                                                                                            ----------------
CHEMICALS  -- 5.7%
        163,000          B-   Crystal U.S. Holdings 3 LLC, Series B, 0.000 / 10.500% due
                               10/1/09 (d)                                                           114,915
        250,000               Foamex Cap Corp., 13.500% due 8/15/06                                   16,250
      1,090,000        BBB-   Georgia Gulf Corp., 7.625% due 11/15/05                              1,096,812
                              Huntsman International LLC:
        450,000          B       9.875% due 3/1/09                                                   477,562
        289,000          B       10.125% due 7/1/09                                                  298,754
         53,000         BB    IMC Global, Inc., Series B, 10.875% due 6/1/08                          60,155
        100,000        CCC+   Innophos, Inc., 8.875% due 8/15/14 (a)                                 102,750
        275,000          B+   ISP Holdings, Inc., Series B, 10.625% due 12/15/09                     292,188
      1,325,000          B    Lyondell Chemical Co., 10.875% due 5/1/09                            1,371,375
                              Nalco Co.:
         75,000          B-      7.750% due 11/15/11                                                  77,063
        450,000          B-      8.875% due 11/15/13                                                 464,062
        125,000         BB+   NOVA Chemicals Corp., 6.500% due 1/15/12                               122,031
        200,000          B+   PolyOne Corp., 10.625% due 5/15/10                                     207,000
                              Resolution Performance Products LLC:
        325,000          B+      8.000% due 12/15/09                                                 336,375
        325,000          B-      9.500% due 4/15/10                                                  337,188

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CHEMICALS  (CONTINUED)
                              Rhodia SA:
$       950,000        CCC+      7.625% due 6/1/10                                         $         931,000
        175,000        CCC+      8.875% due 6/1/11                                                   166,250
         50,000          B-   Rockwood Specialties Group, Inc., 7.625% due 11/15/14 (a)               62,249
                                                                                            ----------------
                              TOTAL CHEMICALS                                                      6,533,979
                                                                                            ----------------
COMMERCIAL SERVICES  -- 1.2%
        850,000          B    Alderwoods Group, Inc., 7.750% due 9/15/12                             896,750
        125,000          B-   Carriage Services, Inc., 7.875% due 1/15/15                            130,000
        295,000          B    Iron Mountain, Inc., 7.750% due 1/15/15                                300,900
         57,000          B+   United Rentals North America, Inc., 7.750% due 11/15/13                 55,290
                                                                                            ----------------
                              TOTAL COMMERCIAL SERVICES                                            1,382,940
                                                                                            ----------------
DIVERSIFIED FINANCIAL SERVICES  -- 4.3%
         50,000          B-   AAC Group Holding Corp., 0.000% / 10.250% due 10/1/12 (a) (d)           36,250
        574,000        CCC+   Alamosa Delaware, Inc., 0.000% / 12.000% due 7/31/05 (d)               638,575
        439,000          B-   BCP Crystal U.S. Holdings Corp., 9.625% due 6/15/14                    490,582
        275,000          B-   CCM Merger, Inc., 8.000% due 8/1/13 (a)                                278,781
        500,000         BB+   Ford Motor Credit Co., 7.250% due 10/25/11                             475,160
      2,500,000         BB    General Motors Acceptance Corp., 8.000% due 11/1/31                  2,188,377
        275,000          B-   Nell AF SARL, 8.375% due 8/15/15 (a)                                   270,188
        500,000        CCC+   Vanguard Health Holdings II, 9.000% due 10/1/14                        535,000
                                                                                            ----------------
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                                 4,912,913
                                                                                            ----------------
ELECTRONICS  -- 1.3%
      1,150,000         BB+   L-3 Communications Corp., 6.375% due 10/15/15 (a)                    1,164,375
        150,000          B    Sanmina-SCI Corp., 6.750% due 3/1/13                                   143,250
        175,000        BBB-   Thomas & Betts Corp., 7.250% due 6/1/13                                187,141
                                                                                            ----------------
                              TOTAL ELECTRONICS                                                    1,494,766
                                                                                            ----------------
ENERGY  -- 2.3%
                              Dynegy Holdings, Inc.:
        325,000          B-      10.125% due 7/15/13 (a)                                             364,000
        400,000        CCC+      7.125% due 5/15/18                                                  372,000
        876,000          B    NRG Energy, Inc., 8.000% due 12/15/13                                  937,320
                              Reliant Energy, Inc.:
        150,000          B+      9.250% due 7/15/10                                                  163,500
        425,000          B+      9.500% due 7/15/13                                                  471,750
        300,000          B+      6.750% due 12/15/14                                                 296,250
                                                                                            ----------------
                              TOTAL ENERGY                                                         2,604,820
                                                                                            ----------------
ENTERTAINMENT  -- 3.3%
                              AMC Entertainment, Inc.:
        225,000          B-      8.040% due 11/15/05 (c)                                             227,250
        360,000        CCC+      9.500% due 2/1/11                                                   343,800
        250,000        CCC+      8.000% due 3/1/14                                                   221,250
        175,000          B-      Series B, 8.625% due 8/15/12                                        176,750
        250,000          B+   Argosy Gaming Co., 7.000% due 1/15/14                                  278,598
        325,000          B-   Cinemark, Inc., 0.000% / 9.750% due 3/15/09 (d)                        229,125
        550,000          B-   Herbst Gaming, Inc., 7.000% due 11/15/14                               552,062
        550,000          B    Isle of Capri Casinos, Inc., 7.000% due 3/1/14                         530,062
        175,000          B+   Mohegan Tribal Gaming Authority, 7.125% due 8/15/14                    182,000
        475,000          B    Penn National Gaming, Inc., 6.750% due 3/1/15                          467,875
        550,000          B-   Pinnacle Entertainment, Inc., 8.750% due 10/1/13                       569,250
                                                                                            ----------------
                              TOTAL ENTERTAINMENT                                                  3,778,022
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES + (CONTINUED)

ENVIRONMENTAL CONTROL  -- 1.0%
                              Allied Waste North America, Inc.:
$       825,000         BB-      6.500% due 11/15/10                                       $         805,406
         83,000         BB-      9.250% due 9/1/12                                                    90,263
        225,000         BB-      6.125% due 2/15/14                                                  211,500
                                                                                            ----------------
                              TOTAL ENVIRONMENTAL CONTROL                                          1,107,169
                                                                                            ----------------
FOOD  -- 1.9%
        125,000          B    Del Monte Corp., 6.750% due 2/15/15 (a)                                126,250
        425,000         BB+   Delhaize America, Inc., 9.000% due 4/15/31                             492,720
        500,000        CCC+   Doane Pet Care Co., 10.750% due 3/1/10                                 547,500
                              Dole Food Co., Inc.:
         19,000          B+      8.875% due 3/15/11                                                   19,808
        400,000          B+      8.750% due 7/15/13                                                  430,000
         50,000         BB-   Land O' Lakes, Inc., 9.000% due 12/15/10                                55,375
        475,000         BB    Smithfield Foods, Inc., 7.000% due 8/1/11                              486,875
         50,000          B+   Swift & Co., 10.125% due 10/1/09                                        54,062
                                                                                            ----------------
                              TOTAL FOOD                                                           2,212,590
                                                                                            ----------------
FOREST PRODUCTS & PAPER  -- 2.4%
                              Boise Cascade LLC:
         50,000          B+      6.474% due 10/17/05 (c)                                              49,875
        550,000          B+      7.125% due 10/15/14                                                 523,875
        575,000          B    Buckeye Technologies, Inc., 8.000% due 10/15/10                        549,125
        450,000         BB-   Norske Skog Canada 8.625% due 6/15/11                                  454,500
        750,000         BB+   Fort James Corp., 6.875% due 9/15/07                                   776,250
        300,000         BB+   Georgia-Pacific Corp., 9.375% due 2/1/13                               336,000
         50,000          B+   Neenah Paper, Inc., 7.375% due 11/15/14                                 48,375
         75,000         BB-   Norske Skog Canada Ltd., 7.375% due 3/1/14                              71,625
                                                                                            ----------------
                              TOTAL FOREST PRODUCTS & PAPER                                        2,809,625
                                                                                            ----------------
HEALTHCARE-SERVICES  -- 3.4%
        150,000          B    Community Health Systems, Inc., 6.500% due 12/15/12                    151,125
        550,000          B-   IASIS Healthcare LLC, 8.750% due 6/15/14                               573,375
        525,000          B    Radiologix, Inc., Series B, 10.500% due 12/15/08                       561,750
        425,000          B-   Select Medical Corp., 7.625% due 2/1/15                                409,062
                              Tenet Healthcare Corp.:
        275,000          B       7.375% due 2/1/13                                                   261,938
      1,650,000          B       6.875% due 11/15/31                                               1,377,750
        550,000          B+   Triad Hospitals, Inc., 7.000% due 11/15/13                             559,625
                                                                                            ----------------
                              TOTAL HEALTHCARE-SERVICES                                            3,894,625
                                                                                            ----------------
HOME BUILDERS  -- 3.1%
      1,175,000         BB+   D.R. Horton, Inc., 6.125% due 1/15/14                                1,178,255
      1,150,000         BB    K Hovnanian Enterprises, Inc., 6.375% due 12/15/14                   1,099,401
                              KB HOME:
        125,000         BB-      8.625% due 12/15/08                                                 133,493
        325,000         BB-      9.500% due 2/15/11                                                  345,614
        425,000         BB+      6.375% due 8/15/11                                                  428,131
        350,000          B    William Lyon Homes, Inc., 10.750% due 4/1/13                           378,875
                                                                                            ----------------
                              TOTAL HOME BUILDERS                                                  3,563,769
                                                                                            ----------------
HOME FURNISHINGS  -- 0.7%
        400,000          B-   Norcraft Holdings LP/Norcraft Capital Corp., 0.000% / 9.750%
                               due 9/1/12 (d)                                                        282,000
        475,000          B-   Sealy Mattress Co., 8.250% due 6/15/14                                 479,750
                                                                                            ----------------
                              TOTAL HOME FURNISHINGS                                                 761,750
                                                                                            ----------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES + (CONTINUED)

HOUSEHOLD PRODUCTS/WARES  -- 1.3%
$       125,000          B+   Church & Dwight Co., Inc., 6.000% due 12/15/12                $        122,500
        150,000        CCC-   Home Products International, Inc., 9.625% due 5/15/08                  130,500
        525,000        CCC+   Playtex Products, Inc., 9.375% due 6/1/11                              550,594
        775,000          B-   Spectrum Brands, Inc., 7.375% due 2/1/15                               701,375
                                                                                            ----------------
                              TOTAL HOUSEHOLD PRODUCTS/WARES                                       1,504,969
                                                                                            ----------------
INDUSTRIAL CONGLOMERATES  -- 0.5%
        275,000        CCC-   BGF Industries, Inc., Series B, 10.250% due 1/15/09                    279,125
        350,000          B-   Hexcel Corp., 6.750% due 2/1/15                                        348,250
                                                                                            ----------------
                              TOTAL INDUSTRIAL CONGLOMERATES                                         627,375
                                                                                            ----------------
IRON-STEEL  -- 1.0%
        300,000         BB+   IPSCO, Inc., 8.750% due 6/1/13                                         333,000
        175,000         BB    Steel Dynamics, Inc., 9.500% due 3/15/09                               186,812
        504,000         BB    United States Steel LLC, 10.750% due 8/1/08                            569,520
                                                                                            ----------------
                              TOTAL IRON-STEEL                                                     1,089,332
                                                                                            ----------------
LEISURE TIME  -- 0.2%
  250,000                B-   Equinox Holdings, Inc., 9.000% due 12/15/09                            257,813
                                                                                            ----------------
LODGING  -- 7.0%
        250,000          B+   Aztar Corp., 7.875% due 6/15/14                                        262,500
        725,000          B+   Boyd Gaming Corp., 6.750% due 4/15/14                                  731,344
        600,000          B-   Gaylord Entertainment Co., 6.750% due 11/15/14                         583,500
        550,000         BB+   Harrah's Operating Co., Inc., 7.875% due 12/15/05                      554,812
         71,000          B+   HMH Properties, Inc., Series B, 7.875% due 8/1/08                       72,243
        650,000         BB+   ITT Corp., 6.750% due 11/15/05                                         654,062
             12          B    John Q. Hammons Hotels, Inc., Series B, 8.875% due 5/15/12                  13
        450,000          B    Kerzner International, Ltd., 6.750% due 10/1/15 (a)                    438,188
        550,000          B    Las Vegas Sands Corp, 6.375% due 2/15/15                               533,500
         53,000          B+   Mandalay Resort Group, 9.375% due 2/15/10                               58,698
                              MGM MIRAGE, Inc.:
        375,000          B+      8.375% due 2/1/11                                                   405,000
        750,000         BB       6.750% due 9/1/12                                                   765,937
                              Park Place Entertainment Corp.:
        800,000         BB+      7.875% due 3/15/10                                                  874,000
        325,000         BB+      Series A, 7.875% due 12/15/05                                       327,844
                              Station Casinos, Inc.:
        850,000         BB-      6.000% due 4/1/12                                                   853,187
        175,000          B+      6.500% due 2/1/14                                                   175,875
        800,000          B+   Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First
                               Mortgage, 6.625% due 12/1/14                                          769,000
                                                                                            ----------------
                              TOTAL LODGING                                                        8,059,703
                                                                                            ----------------
MACHINERY-CONSTRUCTION & MINING  -- 0.5%
        582,012          B    Terex Corp., 7.375% due 1/15/14                                        590,742
                                                                                            ----------------
MACHINERY-DIVERSIFIED  -- 0.5%
        375,000         BB-   Case New Holland, Inc., 9.250% due 8/1/11                              398,438
        198,000          B-   Dresser-Rand Group, Inc., 7.375% due 11/1/14 (a)                       206,415
                                                                                            ----------------
                              TOTAL MACHINERY-DIVERSIFIED                                            604,853
                                                                                            ----------------
MEDIA  -- 9.2%
        200,000        BBB-   AMFM, Inc., 8.000% due 11/1/08                                         215,500
                              CCO Holdings LLC/CCO Holdings Capital Corp.:
        300,000        CCC-      7.995% due 12/15/05 (c)                                             297,750
      1,000,000        CCC-      8.750% due 11/15/13 (a)                                             992,500

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
MEDIA  (CONTINUED)

$        75,000        CCC-      8.750% due 11/15/13                                       $          74,438
        500,000        CCC-   Charter Communications Holdings LLC, 0.000% / 9.920% due
                               4/1/11 (d)                                                            363,750
        300,000          B-   Charter Communications Holdings LLC/Charter Communications
                               Holdings Capital Corp., 8.375% due 4/30/14 (a)                        303,000
      1,200,000         BB-   CSC Holdings, Inc., Series B, 7.625% due 4/1/11                      1,185,000
                              Dex Media, Inc.:
        575,000          B       0.000% / 9.000%  due 11/15/08 (d)                                   455,687
        625,000          B       8.000% due 11/15/13                                                 645,312
                              DirecTV Holdings LLC/DirectTV Financing Co.:
         81,000         BB-      8.375% due 3/15/13                                                   88,796
      1,050,000         BB-      6.375% due 6/15/15 (a)                                            1,047,375
                              Houghton Mifflin Co.:
        175,000          B-      8.250% due 2/1/11                                                   181,563
      1,125,000         BB-      7.200% due 3/15/11                                                1,168,594
        275,000          B-   LIN Television Corp., 6.500% due 5/15/13 (a)                           261,938
        200,000          B-   LodgeNet Entertainment Corp., 9.500% due 6/15/13                       220,000
      1,025,000          B    Mediacom LLC/Mediacom Capital Corp., 9.500% due 1/15/13              1,022,437
        550,000          B    PRIMEDIA, Inc., 8.875% due 5/15/11                                     578,875
         75,000         BB+   Rogers Cable, Inc., 6.750% due 3/15/15                                  75,563
        375,000         BB+   Shaw Communications, Inc., 7.250% due 4/6/11                           397,969
      1,000,000          B    Sinclair Broadcast Group, Inc., 8.000% due 3/15/12                   1,028,750
                                                                                            ----------------
                              TOTAL MEDIA                                                         10,604,797
                                                                                            ----------------
METAL FABRICATE/HARDWARE  -- 0.5%
        525,000          B    Novelis, Inc., 7.250% due 2/15/15 (a)                                  498,750
        100,000        CCC+   Wolverine Tube, Inc., 10.500% due 4/1/09                                95,250
                                                                                            ----------------
                                                                                                     594,000
                                                                                            ----------------
MINING  -- 0.7%
        775,000          B-   USEC, Inc., 6.625% due 1/20/06                                         775,000
                                                                                            ----------------
OFFICE/BUSINESS EQUIPMENT  -- 0.2%
        200,000         BB    IKON Office Solutions, Inc., 7.750% due 9/15/15 (a)                    197,500
                                                                                            ----------------
OIL & GAS  -- 3.2%
      1,150,000         BB    Chesapeake Energy Corp, 6.250% due 1/15/18                           1,132,750
         62,930          B-   El Paso CGP Co., 6.700% due 2/15/27                                     63,536
        650,000          B    El Paso Production Holding Co., 7.750% due 6/1/13                      682,500
        150,000         BB-   Forest Oil Corp., 8.000% due 12/15/11                                  166,500
        550,000         BB+   Kerr-McGee Corp., 7.000% due 11/1/11                                   552,750
        225,000         BB-   Newfield Exploration Co., 6.625% due 9/1/14                            235,125
        325,000          B+   Pogo Producing Co., Series B, 8.250% due 4/15/11                       342,875
        125,000         BB-   Pride International, Inc., 7.375% due 7/15/14                          136,406
                              Tesoro Corp.:
        125,000        BBB-      8.000% due 4/15/08                                                  130,938
        225,000         BB-      9.625% due 4/1/12                                                   248,906
                                                                                            ----------------
                              TOTAL OIL & GAS                                                      3,692,286
                                                                                            ----------------
OIL & GAS SERVICES  -- 0.4%
                              Key Energy Services, Inc.:
        100,000          B-      6.375% due 5/1/13                                                   100,000
        300,000          B-      Series C, 8.375% due 3/1/08                                         310,125
                                                                                            ----------------
                              TOTAL OIL & GAS SERVICES                                               410,125
                                                                                            ----------------
PACKAGING & CONTAINERS  -- 3.1%
        850,000          B    Crown Cork & Seal Co., Inc., 7.375% due 12/15/26                       811,750
         75,000          B    Crown Cork & Seal Finance PLC, 7.000% due 12/15/06                      77,250

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINERS  (CONTINUED)

$       150,000          B    Crown European Holdings SA, 10.875% due 3/1/13                $        174,750
        525,000          B-   Graphic Packaging International Corp., 9.500% due 8/15/13              496,125
        350,000          B    Jefferson Smurfit Corp., 8.250% due 10/1/12                            330,750
                              Owens-Brockway Glass Container, Inc.:
        575,000         BB-      8.875% due 2/15/09                                                  606,625
        300,000         BB-      7.750% due 5/15/11                                                  313,500
        225,000          B       6.750% due 12/1/14                                                  218,250
        225,000          B    Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/1/12           214,875
        400,000          B-   Solo Cup Co., 8.500% due 2/15/14                                       356,000
                                                                                            ----------------
                              TOTAL PACKAGING & CONTAINERS                                         3,599,875
                                                                                            ----------------
PHARMACEUTICALS  -- 0.6%
             12         BB+   AmerisourceBergen Corp, 7.250% due 11/15/12                                 14
        575,000         BB-   Valeant Pharmaceuticals International, 7.000% due 12/15/11             569,250
        175,000        CCC+   Warner Chilcott Corp., 8.750% due 2/1/15 (a)                           168,875
                                                                                            ----------------
                              TOTAL PHARMACEUTICALS                                                  738,139
                                                                                            ----------------
PIPELINES  -- 1.9%
        275,000          B-   Sonat, Inc., 6.625% due 2/1/08                                         275,000
        575,000          B    Southern Natural Gas Co., 7.350% due 2/15/31                           589,885
        375,000          B+   Transcontinental Gas Pipe Line Corp., Series B, 8.875% due
                               7/15/12                                                               439,219
        850,000          B+   Williams Cos., Inc., 7.125% due 9/1/11                                 894,625
                                                                                            ----------------
                              TOTAL PIPELINES                                                      2,198,729
                                                                                            ----------------
REAL ESTATE INVESTMENT TRUST  -- 1.2%
        200,000          B-   Felcor Lodging LP, 9.000% due 6/1/11                                   218,500
                              Host Marriott LP:
        100,000          B+      7.125% due 11/1/13                                                  102,625
        100,000          B+      Series M, 7.000% due 8/15/12                                        101,875
         75,000         BB-   La Quinta Properties, Inc., 7.000% due 8/15/12                          77,438
                              MeriStar Hospitality Corp.:
        125,000        CCC+      9.000% due 1/15/08                                                  130,781
        725,000        CCC+      9.125% due 1/15/11                                                  772,125
                                                                                            ----------------
                              TOTAL REAL ESTATE INVESTMENT TRUST                                   1,403,344
                                                                                            ----------------
RETAIL  -- 2.7%
        550,000          B-   Carrols Corp., 9.000% due 1/15/13 (a)                                  561,000
        499,998        CCC+   Denny's Corp., 1.000%  due 9/21/10                                     510,156
        325,000          B-   Friendly Ice Cream Corp., 8.375% due 6/15/12                           308,750
        380,000         BB+   J.C. Penney Co., Inc., 8.125% due 4/1/27                               402,325
                              Jean Coutu Group (PJC) Inc.:
        100,000          B-      7.625% due 8/1/12                                                   102,250
        450,000          B-      8.500% due 8/1/14                                                   450,000
        200,000          B-   Neiman Marcus Group, Inc., 10.375% due 10/15/15 (a)                    200,000
                              Rite Aid Corp.:
        200,000          B-      6.125% due 12/15/08 (a)                                             191,000
        250,000          B+      8.125% due 5/1/10                                                   256,250
         75,000          B+      7.500% due 1/15/15                                                   72,000
                                                                                            ----------------
                              TOTAL RETAIL                                                         3,053,731
                                                                                            ----------------
SEMICONDUCTORS  -- 0.8%
                              Amkor Technologies, Inc.:
        500,000          B-      7.125% due 3/15/11                                                  433,750
        157,000          B-      7.750% due 5/15/13                                                  135,020
        375,000         BB+   Freescale Semiconductor, Inc., 6.349% due 10/15/05 (c)                 387,187
                                                                                            ----------------
                              TOTAL SEMICONDUCTORS                                                   955,957
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES + (CONTINUED)

TELECOMMUNICATIONS  -- 12.7%
$       300,000         BB-   American Tower Escrow Corp., 0.000% due 8/1/08 (h)            $        232,500
        402,000         BB+   AT&T Corp., 9.050% due 11/15/11                                        454,763
         73,894        CCC+   Calpoint Receivable Structured Trust, 7.440% due 12/10/06 (a)
                               (e)                                                                    74,263
        700,000        CCC    Centennial Communications Corp./Cellular Operating Co. LLC,
                                 10.125% due 6/15/13                                                 791,000
                              Cincinnati Bell, Inc.:
      1,025,000          B-      8.375% due 1/15/14                                                1,014,750
        650,000          B-      7.000% due 2/15/15                                                  630,500
        500,000         BB+   Citizens Communications Co., 6.250% due 1/15/13                        482,500
        275,000          B-   Dobson Cellular Systems, Inc., 8.375% due 11/1/11                      290,813
        100,000          B    Inmarsat Finance II PLC, 0.000% / 10.375% due 11/15/08 (d)              82,500
        725,000          B    Insight Midwest LP/Insight Capital, Inc., 9.750% due 10/1/09           744,812
                              Intelsat Bermuda Ltd.:
        175,000          B+      8.695% due 1/17/06 (a) (c)                                          178,938
        675,000          B+      8.250% due 1/15/13 (a)                                              682,594
                              IWO Holdings, Inc.:
        100,000        CCC+      7.349% due 1/16/06 (c)                                              104,500
        400,000         BB+      0.000% / 10.750% due 1/15/10 (d)                                    283,000
      1,325,000          B    Lucent Technologies, Inc., 6.450% due 3/15/29                        1,166,000
                              MCI, Inc.:
        951,000          B+      6.908% due 5/1/07 (c)                                               960,510
        176,000          B+      7.688% due 5/1/09 (c)                                               183,040
        225,000          B+      8.735% due 5/1/14 (c)                                               251,438
                              Nextel Communications, Inc.:
        950,000          A-      Series D, 7.375% due 8/1/15                                       1,017,884
        650,000          A-      Series F, 5.950% due 3/15/14                                        666,268
        175,000          B-   NTL Cable PLC, 8.750% due 4/15/14                                      221,566
        175,000          B+   PanAmSat Corp., 9.000% due 8/15/14                                     185,500
        550,000         BB    Qwest Corp., 7.875% due 9/1/11                                         576,125
                              Qwest Services Corp.:
        150,000          B       13.500% due 12/15/10                                                172,500
      1,225,000          B       14.000% due 12/15/14                                              1,491,437
                              Rogers Wireless Communications, Inc.:
        475,000         BB       7.250% due 12/15/12                                                 504,687
        450,000          B+      8.000% due 12/15/12                                                 477,562
        700,000          B-   Rural Cellular Corp., 8.250% due 3/15/12                               738,500
                                                                                            ----------------
                              TOTAL TELECOMMUNICATIONS                                            14,660,450
                                                                                            ----------------
TEXTILES  -- 0.7%
        500,000          B-   Collins & Aikman, Inc., Series B, 9.750% due 2/15/10                   485,000
                              Simmons Co.:
        175,000          B-      10.000% / 0.000% due 12/15/09 (a) (d)                                93,625
        250,000          B-      7.875% due 1/15/14                                                  231,250
                                                                                            ----------------
                              TOTAL TEXTILES                                                         809,875
                                                                                            ----------------
TRANSPORTATION  -- 0  .2%
  200,000                B    CHC Helicopter Corp., 7.375% due 5/1/14                                206,000
                                                                                            ----------------
UTILITIES  -- 0.3%

        375,000          B    Calpine Generating Co. LLC, Series 1, 7.443% due 10/1/05 (c)           382,500
                                                                                            ----------------
                              TOTAL CORPORATE BONDS & NOTES(Cost -- $97,317,375)                  98,756,427
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

HIGH YIELD BOND TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                         VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITY -- 3.7%

DIVERSIFIED FINANCIAL SERVICES  -- 3.7%
$     4,218,904               Targeted Return Index Securities Trust, Series HY-2005,
                               7.651% due 6/15/15 (a) (c)
                               (Cost -- $4,455,545)                                         $      4,305,185
                                                                                            ----------------

     SHARES                   SECURITY                                                             VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.8%
CONSUMER DISCRETIONARY  -- 0.0%
MEDIA  -- 0.0%

          1,057               Classic Holdco LLC* (f) (g)                                             34,549
                                                                                            ----------------
INDUSTRIALS  -- 0.0%
AIR FREIGHT & LOGISTICS  -- 0.0%
             41               Atlas Air Worldwide Holdings, Inc.*                                      1,312
                                                                                            ----------------
TELECOMMUNICATION SERVICES  -- 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.2%
            957               iPCS, Inc.*                                                             39,811
          5,159               MCI, Inc.                                                              130,884
                                                                                            ----------------
                                                                                                     170,695
                                                                                            ----------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.1%
         19,195               Dobson Communications Corp., Class A Shares*                           147,418
                                                                                            ----------------
                              TOTAL TELECOMMUNICATION SERVICES                                       318,113
                                                                                            ----------------
UTILITIES  -- 0.5%
ELECTRIC UTILITIES  -- 0.5%
         17,382               NorthWestern Corp.                                                     524,762
                                                                                            ----------------
                              TOTAL COMMON STOCKS(Cost -- $986,139)                                  878,736
                                                                                            ----------------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
CONSUMER DISCRETIONARY  -- 0.0%
AUTO COMPONENTS  -- 0.0%
             40               HLI Operating Co., Inc., Series A*                                       1,620
                                                                                            ----------------
TELECOMMUNICATION SERVICES  -- 0.3%
WIRELESS TELECOMMUNICATION SERVICES  -- 0.3%
            284               Alamosa Holdings, Inc., Series B                                       362,277
                                                                                            ----------------
                              TOTAL CONVERTIBLE PREFERRED STOCKS(Cost -- $94,181)                    363,897
                                                                                            ----------------
WARRANTS(F) -- 0.0%
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.0%
            275               Horizon PCS, Inc., Expires 10/1/10* (a) (f)                                  0
                                                                                            ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 0.0%
          9,411               Viasystems Group, Inc., Expires 1/31/10* (f)                                 0
                                                                                            ----------------
                              TOTAL WARRANTS(Cost -- $147,600)                                             0
                                                                                            ----------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

                              TOTAL INVESTMENTS BEFORE SHORT - TERM
                               INVESTMENTS(Cost -- $103,000,912)                                 104,304,245

      PAR
     AMOUNT                                              SECURITY                                  VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.4%

REPURCHASE AGREEMENT  -- 7.4%
    $ 8,528,000               State Street Bank & Trust Co., dated 9/30/05, 2.450% due
                               10/3/05; Proceeds due at maturity - $8,529,741; (Fully
                               collateralized by U.S. Treasury Bond 5.250% due 2/15/29;
                               Market value - $8,698,725
                               (Cost -- $8,528,000)                                         $      8,528,000
                                                                                            ----------------
                              TOTAL INVESTMENTS -- 98.0% (Cost -- $111,528,912#)                 112,832,245
                                                                                            ----------------
                              OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%                        2,291,535
                                                                                            ----------------
                              TOTAL NET ASSETS -- 100.0%                                    $    115,123,780
                                                                                            ================

+    Face amount denominated in U.S. dollars, unless otherwise indicated.
*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)  Security is currently in default.
(c) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity.
(e)  Rating by Fitch Rating Service
(f)  Illiquid Security.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h)  Zero Coupon Bond.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.


--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

LARGE CAP PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

 SHARES                             SECURITY                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.9%

CONSUMER DISCRETIONARY -- 15.7%

DISTRIBUTORS -- 0.8%
 21,000   Building Material Holding Corp.                            $ 1,956,990
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE -- 1.3%
112,000   Penn National Gaming, Inc. *                                 3,484,320
                                                                     -----------

HOUSEHOLD DURABLES -- 10.2%
200,300   D.R. Horton, Inc.                                            7,254,866
 97,100   KB HOME                                                      7,107,720
 92,500   Lennar Corp., Class A Shares                                 5,527,800
 97,900   Ryland Group, Inc.                                           6,698,318
                                                                     -----------
                                                                      26,588,704
                                                                     -----------

MULTILINE RETAIL -- 1.3%
 17,100   Costco Wholesale Corp.                                         736,839
  7,300   Federated Department Stores, Inc.                              488,151
 55,500   Nordstrom, Inc.                                              1,904,760
  2,100   Sears Holdings Corp. *                                         261,282
                                                                     -----------
                                                                       3,391,032
                                                                     -----------

SPECIALTY RETAIL -- 0.5%
 29,800   Best Buy Co., Inc.                                           1,297,194
                                                                     -----------

TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
126,300   Timberland Co., Class A Shares *                             4,266,414
                                                                     -----------
          TOTAL CONSUMER DISCRETIONARY                                40,984,654
                                                                     -----------

CONSUMER STAPLES -- 11.2%

FOOD & DRUG RETAILING -- 3.9%
105,300   7-Eleven, Inc. *                                             3,749,733
 78,400   Wal-Mart Stores, Inc.                                        3,435,488
 72,800   Walgreen Co.                                                 3,163,160
                                                                     -----------
                                                                      10,348,381
                                                                     -----------

FOOD PRODUCTS -- 3.6%
 76,700   General Mills, Inc.                                          3,696,940
 13,500   Hormel Foods Corp.                                             445,365
 68,700   Kellogg Co.                                                  3,169,131
  1,460   Seabord Corp.                                                2,004,580
                                                                     -----------
                                                                       9,316,016
                                                                     -----------

PERSONAL PRODUCTS -- 2.5%
113,000   Gillette Co.                                                 6,576,600
                                                                     -----------

TOBACCO -- 1.2%
 42,900   Altria Group, Inc.                                           3,162,159
                                                                     -----------
          TOTAL CONSUMER STAPLES                                      29,403,156
                                                                     -----------

ENERGY -- 3.9%

ENERGY EQUIPMENT & SERVICES -- 0.5%
 24,100   Lone Star Technologies, Inc. *                               1,339,719
                                                                     -----------

OIL & GAS -- 3.4%
 23,700   Frontier Oil Corp.                                           1,051,095
 68,300   Sunoco, Inc.                                                 5,341,060
 22,800   Valero Energy Corp.                                          2,577,768
                                                                     -----------
                                                                       8,969,923
                                                                     -----------
          TOTAL ENERGY                                                10,309,642
                                                                     -----------

FINANCIALS -- 5.9%

BANKS -- 1.6%
 39,900   Bank of America Corp.                                        1,679,790

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

LARGE CAP PORTFOLIO

September 30, 2005

 SHARES                             SECURITY                            VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
 43,700   Wells Fargo & Co.                                          $ 2,559,509
                                                                     -----------
                                                                       4,239,299
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
 57,100   American Express Co.                                         3,279,824
                                                                     -----------

INSURANCE -- 3.0%
 63,500   AFLAC, Inc.                                                  2,876,550
  4,000   MGIC Investment Corp.                                          256,800
 87,900   Radian Group, Inc.                                           4,667,490
                                                                     -----------
                                                                       7,800,840
                                                                     -----------
          TOTAL FINANCIALS                                            15,319,963
                                                                     -----------

HEALTH CARE -- 19.5%

BIOTECHNOLOGY -- 9.1%
 88,900   Amgen, Inc. *                                                7,082,663
 80,900   Biogen Idec, Inc. *                                          3,193,932
 31,100   Genentech, Inc. *                                            2,618,931
156,300   Gilead Sciences, Inc. *                                      7,621,188
 46,500   United Therapeutics Corp. *                                  3,245,700
                                                                     -----------
                                                                      23,762,414
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
 25,800   Stryker Corp.                                                1,275,294
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES -- 6.8%
 84,100   Aetna, Inc.                                                  7,244,374
 55,500   CIGNA Corp.                                                  6,541,230
 66,700   Community Health Systems, Inc. *                             2,588,627
 27,200   UnitedHealth Group, Inc.                                     1,528,640
                                                                     -----------
                                                                      17,902,871
                                                                     -----------

PHARMACEUTICALS -- 3.1%
 16,600   Abbott Laboratories                                            703,840
117,600   Johnson & Johnson                                            7,441,728
                                                                     -----------
                                                                       8,145,568
                                                                     -----------
          TOTAL HEALTH CARE                                           51,086,147
                                                                     -----------

INDUSTRIALS -- 13.0%

AEROSPACE & DEFENSE -- 3.0%
 33,400   L-3 Communications Holdings, Inc.                            2,640,938
 62,800   Northrop Grumman Corp.                                       3,413,180
 35,500   United Technologies Corp.                                    1,840,320
                                                                     -----------
                                                                       7,894,438
                                                                     -----------

AIR FREIGHT & LOGISTICS -- 0.2%
  5,300   FedEx Corp.                                                    461,789
                                                                     -----------

ELECTRICAL EQUIPMENT -- 0.8%
 40,400   Rockwell Automation, Inc.                                    2,137,160
                                                                     -----------

INDUSTRIAL CONGLOMERATES -- 2.5%
191,800   General Electric Co.                                         6,457,906
                                                                     -----------

MACHINERY -- 3.3%
 86,800   Deere & Co.                                                  5,312,160
 66,500   Joy Global, Inc.                                             3,355,590
                                                                     -----------
                                                                       8,667,750
                                                                     -----------

ROAD & RAIL -- 3.2%
 37,000   CSX Corp.                                                    1,719,760
151,800   Norfolk Southern Corp.                                       6,157,008

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

LARGE CAP PORTFOLIO

September 30, 2005

 SHARES                             SECURITY                            VALUE
--------------------------------------------------------------------------------
ROAD & RAIL (CONTINUED)
 10,000   Yellow Roadway Corp. *                                    $    414,200
                                                                    ------------
                                                                       8,290,968
                                                                    ------------
          TOTAL INDUSTRIALS                                           33,910,011
                                                                    ------------

INFORMATION TECHNOLOGY -- 26.4%

COMPUTERS & PERIPHERALS -- 5.9%
165,000   Apple Computer, Inc. *                                       8,845,650
159,300   Dell, Inc. *                                                 5,448,060
 93,200   Western Digital Corp. *                                      1,205,076
                                                                    ------------
                                                                      15,498,786
                                                                    ------------

INTERNET SOFTWARE & SERVICES -- 4.5%
208,500   McAfee, Inc. *                                               6,551,070
101,200   Websense, Inc. *                                             5,182,452
                                                                    ------------
                                                                      11,733,522
                                                                    ------------

IT SERVICES -- 0.9%
 53,000   Cognizant Technology Solutions Corp., Class A Shares *       2,469,270
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.9%
240,000   Intel Corp.                                                  5,916,000
128,300   Lam Research Corp. *                                         3,909,301
 88,300   Marvell Technology Group Ltd. *                              4,071,513
116,100   QLogic Corp. *                                               3,970,620
 89,700   Tessera Technologies, Inc. *                                 2,682,927
                                                                    ------------
                                                                      20,550,361
                                                                    ------------

SOFTWARE -- 7.2%
243,400   Activision, Inc. *                                           4,977,530
 71,700   Autodesk, Inc.                                               3,329,748
165,300   Microsoft Corp.                                              4,253,169
406,724   Quest Software, Inc. *                                       6,129,331
                                                                    ------------
                                                                      18,689,778
                                                                    ------------
          TOTAL INFORMATION TECHNOLOGY                                68,941,717
                                                                    ------------

MATERIALS -- 2.0%

CHEMICALS -- 1.0%
 38,900   Dow Chemical Co.                                             1,620,963
 26,200   Silgan Holdings, Inc.                                          871,412
                                                                    ------------
                                                                       2,492,375
                                                                    ------------

METALS & MINING -- 1.0%
 41,300   Quanex Corp.                                                 2,734,886
                                                                    ------------
          TOTAL MATERIALS                                              5,227,261
                                                                    ------------

TELECOMMUNICATION SERVICES -- 0.6%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
206,400   Qwest Communications International, Inc. *                     846,240
 30,552   Sprint Nextel Corp.                                            726,526
                                                                    ------------
          TOTAL TELECOMMUNICATION SERVICES                             1,572,766
                                                                    ------------

UTILITIES -- 0.7%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
 16,600   TXU Corp.                                                    1,873,808
                                                                    ------------
          TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
             (Cost -- $249,518,313)                                  258,629,125
                                                                    ------------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

LARGE CAP PORTFOLIO

September 30, 2005

   PAR
  AMOUNT                         SECURITY                               VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.8%

REPURCHASE AGREEMENT -- 0.8%

$2,143,000   State Street Bank & Trust Co., dated 9/30/05, 1.700%
                due 10/3/05; Proceeds due at maturity - $2,143,304;
                (Fully collateralized by U.S. Treasury Note, 3.375%
                due 10/15/09; Market value - $2,190,081)
                (Cost -- $2,143,000)                                $  2,143,000
                                                                    ------------
             TOTAL INVESTMENTS -- 99.7% (Cost -- $251,661,313#)      260,772,125
                                                                    ------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%               779,507
                                                                    ------------
             TOTAL NET ASSETS -- 100.0%                             $261,551,632
                                                                    ============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                           DESCRIPTION                            VALUE
-------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS -- 101.2%

         Travelers Series Trust:
   151   AIM Capital Appreciation Portfolio                          $    1,705
 7,370   Capital Appreciation Fund                                      540,376
   432   Disciplined Mid Cap Stock Portfolio                              9,298
28,654   Equity Income Portfolio                                        496,866
 8,812   Large Cap Portfolio                                            128,392
 2,664   Mercury Large Cap Core Portfolio                                26,696
 1,427   MFS Mid Cap Growth Portfolio                                    11,229
   308   MFS Value Portfolio                                              3,960
60,457   Mondrian International Stock Portfolio                         736,366
67,805   Pioneer Fund Portfolio                                         842,812
   237   Pioneer Mid Cap Value Portfolio                                  2,556
 5,179   Strategic Equity Portfolio                                      90,633
         Style Focus Series:
 6,639      Small Cap Growth Portfolio                                   74,760
 4,563      Small Cap Value Portfolio                                    51,744
47,593   Van Kampen Enterprise Portfolio                                583,969
                                                                     ----------
         TOTAL INVESTMENTS -- 101.2% (Cost -- $3,437,520#)            3,601,362
                                                                     ----------
         LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%                (41,790)
                                                                     ----------
         TOTAL NET ASSETS -- 100.0%                                  $3,559,572
                                                                     ==========

#    Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ALLOCATION SERIES: CONSERVATIVE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                            DESCRIPTION                            VALUE
--------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS -- 98.4%

          Travelers Series Trust:
      3   AIM Capital Appreciation Portfolio                          $       34
  2,863   Capital Appreciation Fund                                      209,899
  3,256   Convertible Securities Portfolio                                39,989
     85   Disciplined Mid Cap Stock Portfolio                              1,830
  8,631   Equity Income Portfolio                                        149,665
 11,191   Federated High Yield Portfolio                                  97,581
  3,017   High Yield Bond Trust                                           29,959
    962   Large Cap Portfolio                                             14,018
    631   Merrill Lynch Large Cap Core Portfolio                           6,324
    157   MFS Value Portfolio                                              2,020
    410   MFS Mid Cap Growth Portfolio                                     3,227
 11,049   Lazard International Stock Portfolio                           134,570
316,075   Money Market Portfolio                                         316,075
  7,121   Pioneer Fund Portfolio                                          88,512
    268   Pioneer Mid Cap Value Portfolio                                  2,895
 43,746   Pioneer Strategic Income Portfolio                             423,464
          Style Focus Series:
    350      Small Cap Growth Portfolio                                     3940
  1,312      Small Cap Value Portfolio                                    14,875
    568   Strategic Equity Portfolio                                       9,941
 78,740   Travelers Quality Bond Portfolio                               878,732
 56,106   U.S. Government Securities Portfolio                           740,043
  1,613   Van Kampen Enterprise Portfolio                                 19,789
                                                                      ----------
          TOTAL INVESTMENTS -- 98.4% (Cost -- $3,156,761#)             3,187,382
                                                                      ----------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%                   51,580
                                                                      ----------
          TOTAL NET ASSETS -- 100.0%                                  $3,238,962
                                                                      ==========

#    Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ALLOCATION SERIES: MODERATE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                             DESCRIPTION                          VALUE
-------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS -- 100.1%

          Travelers Series Trust:
  1,902   AIM Capital Appreciation Portfolio                        $    21,491
 17,834   Capital Appreciation Fund                                   1,307,556
 29,597   Convertible Securities Portfolio                              363,453
    404   Disciplined Mid Cap Stock Portfolio                             8,693
 58,370   Equity Income Portfolio                                     1,012,143
 23,631   Federated High Yield Portfolio                                206,059
  2,598   High Yield Bond Trust                                          25,799
 44,276   Large Cap Portfolio                                           645,097
  7,652   Mercury Large Cap Core Portfolio                               76,669
  1,843   MFS Value Portfolio                                            23,685
  2,594   MFS Mid Cap Growth Portfolio                                   20,413
120,267   Mondrian International Stock Portfolio                      1,464,854
577,378   Money Market Portfolio                                        577,378
144,120   Pioneer Fund Portfolio                                      1,791,406
    252   Pioneer Mid Cap Value Portfolio                                 2,718
126,639   Pioneer Strategic Income Portfolio                          1,225,866
          Style Focus Series:
  5,249      Small Cap Growth Portfolio                                  59,109
  5,935      Small Cap Value Portfolio                                   67,306
  8,433   Strategic Equity Portfolio                                    147,586
 64,746   Travelers Quality Bond Portfolio                              722,571
113,172   U.S. Government Securities Portfolio                        1,492,745
 41,041   Van Kampen Enterprise Portfolio                               503,568
                                                                    -----------
          TOTAL INVESTMENTS -- 100.1% (Cost -- $11,515,573#)         11,766,165
                                                                    -----------
          LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%               (12,384)
                                                                    -----------
          TOTAL NET ASSETS -- 100.0%                                $11,753,781
                                                                    ===========

#    Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ALLOCATION SERIES: MODERATE-AGGRESSIVE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

 SHARES                           DESCRIPTION                           VALUE
-------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS -- 100.1%

          Travelers Series Trust:
     95   AIM Capital Appreciation Portfolio                        $     1,068
 25,452   Capital Appreciation Fund                                   1,866,153
 35,339   Convertible Securities Portfolio                              433,960
    903   Disciplined Mid Cap Stock Portfolio                            19,447
 84,307   Equity Income Portfolio                                     1,461,884
 14,133   Federated High Yield Portfolio                                123,240
  2,211   High Yield Bond Trust                                          21,959
 52,622   Large Cap Portfolio                                           766,709
  3,508   Mercury Large Cap Core Portfolio                               35,153
  1,871   MFS Value Portfolio                                            24,043
  2,346   MFS Mid Cap Growth Portfolio                                   18,462
187,697   Mondrian International Stock Portfolio                      2,286,150
717,552   Money Market Portfolio                                        717,552
207,464   Pioneer Fund Portfolio                                      2,578,771
    548   Pioneer Mid Cap Value Portfolio                                 5,920
156,689   Pioneer Strategic Income Portfolio                          1,516,749
 10,071   Strategic Equity Portfolio                                    176,237
          Style Focus Series:
  5,498      Small Cap Growth Portfolio                                  61,908
  3,128      Small Cap Value Portfolio                                   35,470
 46,840   Travelers Quality Bond Portfolio                              522,730
 74,615   U.S. Government Securities Portfolio                          984,169
 89,303   Van Kampen Enterprise Portfolio                             1,095,749
                                                                    -----------
          TOTAL INVESTMENTS -- 100.1% (Cost -- $14,283,542#)         14,753,483
                                                                    -----------
          LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%               (17,320)
                                                                    -----------
          TOTAL NET ASSETS -- 100.0%                                $14,736,163
                                                                    ===========

#    Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ALLOCATION SERIES: MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                           DESCRIPTION                            VALUE
-------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS -- 100.3%

          Travelers Series Trust:
    297   AIM Capital Appreciation Portfolio                         $    3,357
  3,573   Capital Appreciation Fund                                     261,974
  5,601   Convertible Securities Portfolio                               68,785
    200   Disciplined Mid Cap Stock Portfolio                             4,303
 11,152   Equity Income Portfolio                                       193,379
  8,251   Federated High Yield Portfolio                                 71,947
  1,883   High Yield Bond Trust                                          18,701
  7,422   Large Cap Portfolio                                           108,143
  1,282   Mercury Large Cap Core Portfolio                               12,842
    140   MFS Value Portfolio                                             1,805
    684   MFS Mid Cap Growth Portfolio                                    5,382
 20,877   Mondrian International Stock Portfolio                        254,276
147,862   Money Market Portfolio                                        147,862
 24,036   Pioneer Fund Portfolio                                        298,768
    392   Pioneer Mid Cap Value Portfolio                                 4,239
 32,988   Pioneer Strategic Income Portfolio                            319,320
          Style Focus Series:
    967      Small Cap Growth Portfolio                                  10,885
  1,675      Small Cap Value Portfolio                                   18,991
  1,788   Strategic Equity Portfolio                                     31,293
 51,350   Travelers Quality Bond Portfolio                              573,069
 44,556   U.S. Government Securities Portfolio                          587,694
  3,408   Van Kampen Enterprise Portfolio                                41,821
                                                                     ----------
          TOTAL INVESTMENTS -- 100.3.0% (Cost -- $2,964,531#)         3,038,836
                                                                     ----------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- ( 0.3)%               (8,546)
                                                                     ----------
          TOTAL NET ASSETS -- 100.0%                                 $3,030,290
                                                                     ==========

#    Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

Schedule of Investments (unaudited)
September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS &
NOTES -- 14.1%
AEROSPACE/DEFENSE  -- 0.4%
$       400,000         BBB+  Lockheed Martin Corp., 8.500% due 12/1/29                         $     553,540
                              Northrop Grumman Corp.:
        500,000         BBB+      4.079% due 11/16/06                                                 497,538
        100,000         BBB+      7.125% due 2/15/11                                                  110,638
                                                                                                -------------
                              TOTAL AEROSPACE/DEFENSE                                               1,161,716
                                                                                                -------------
AUTOMOTIVE  -- 0.3%
        600,000         BBB   DaimlerChrysler North America Holding Corp., 7.300% due 1/15/12         652,412
        200,000          BB+  Ford Motor Co., 7.450% due 7/16/31                                      157,000
                                                                                                -------------
                              TOTAL AUTOMOTIVE                                                        809,412
                                                                                                -------------
BANKS  -- 1.5%
        700,000          AA-  ABN AMRO Bank NV, 3.840% due 5/11/07 (a)                                701,086
        500,000          AA-  Bank of America Corp., 5.375% due 6/15/14 (a)                           515,949
        300,000           A+  HSBC Bank USA, 5.875% due 11/1/34                                       308,914
        300,000           A-  Huntington National Bank, 4.650% due 6/30/09                            299,223
        200,000          AA   Rabobank Capital Funding Trust III, 5.254% due 12/31/16 (a)(b)          199,677
        300,000           A   RBS Capital Trust I, 4.709% due 12/29/49 (a)                            289,894
        300,000           A+  Royal Bank of Scotland Group Plc, 5.050% due 1/8/15                     302,657
        200,000           A+  U.S. Bank North America, 4.950% due 10/30/14                            200,574
                              Wachovia Bank North America, Series BKNT:
        200,000           A+      4.800% due 11/1/14                                                  196,734
        700,000           A+      4.090% due 11/3/14 (a)                                              706,903
        400,000           A-  Washington Mutual Bank FA., Series Unit, 5.125% due 1/15/15 (a)         396,681
        219,799               Willmington Trust, 9.250% due 1/2/07                                    120,890
                                                                                                -------------
                              TOTAL BANKS                                                           4,239,182
                                                                                                -------------
BEVERAGES  -- 0.3%
        300,000           A+  Bottling Group LLC, 4.625% due 11/15/12                                 297,009
        600,000           A   PepsiAmericas, Inc., 4.875% due 1/15/15                                 594,148
                                                                                                -------------
                              TOTAL BEVERAGES                                                         891,157
                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES  -- 3.4%
        400,000          AA+  AIG SunAmerica Global Financing VII, 5.850% due 8/1/08                  411,973
        800,000           A+  American General Finance Corp., 3.825% due 10/1/09 (b)                  772,170
        520,000         BBB   Capital One Bank, 5.000% due 6/15/09                                    522,852
        300,000         BBB-  Capital One Financial Corp., 5.500% due 6/1/15                          302,321
        700,000           A   Caterpillar Financial Services, 4.700% due 3/15/12                      696,360
        500,000           A   Countrywide Financial Corp., Series A, 4.500% due 6/15/10               490,082
        580,000           A   Countrywide Home Loans, Inc., Series L, 4.000% due 3/22/11              551,657
                              Credit Suisse First Boston USA, Inc.:
        500,000           A+      3.875% due 1/15/09                                                  487,842
        300,000           A+      6.125% due 11/15/11                                                 319,126
                                  Ford Motor Credit Co.:
        100,000          BB+      5.700% due 1/15/10                                                   90,925
        400,000          BB+      Global Landmark Securities, 6.500% due 1/25/07                      400,589
        300,000         BBB-  Glencore Funding LLC, 6.000% due 4/15/14 (b)                            284,658
        400,000           A-  Goldman Sachs Capital I, Capital Securities, 6.345% due
                                 2/15/34 (b)                                                          418,169
      1,100,000           A   Household Finance Corp., 6.375% due 10/15/11                          1,178,085
        400,000           A   JPMorgan Chase & Co., 5.250% due 5/1/15                                 403,253
        500,000           A   Lehman Brothers Holdings, Inc., Series G, 4.800% due 3/13/14            492,041
                              Merrill Lynch & Co., Inc., Series C:
        300,000           A+      4.125% due 9/10/09                                                  293,337

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.
PAGE 1

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES  (CONTINUED)
$       300,000           A+    4.250% due 2/8/10                                               $     293,567
        300,000           A+    5.000% due 1/15/15                                                    298,922
        600,000          AA  Principal Life Global Funding I, 6.125% due 10/15/33 (b)                 656,459
                                                                                                -------------
                              TOTAL DIVERSIFIED FINANCIAL SERVICES                                  9,364,388
                                                                                                -------------
FOREST PRODUCTS & PAPER  -- 0.1%
        200,000         BBB   International Paper Co., 5.300% due 4/1/15                              195,556
                                                                                                -------------
GAS -- 0.1%
        300,000           A+  Southern California Gas Co., First Mortgage Bonds, Series II,
                                4.375% due 1/15/11                                                    295,897
                                                                                                -------------
PHARMACEUTICALS  -- 0.2%
        500,000           A   Wyeth, 6.500% due 2/1/34                                                563,878
                                                                                                -------------
HEALTHCARE-SERVICES  -- 0.3%
        300,000         BBB   Manor Care, Inc., 2.625% due 4/15/23 (c)                                390,000
        300,000         BBB+  WellPoint, Inc., 6.800% due 8/1/12                                      331,305
                                                                                                -------------
                              TOTAL HEALTHCARE-SERVICES                                               721,305
                                                                                                -------------
INDUSTRIAL CONGLOMERATES  -- 0.4%
      1,100,000         AAA  General Electric Co., 5.000% due 2/1/13                               1,110,832
                                                                                                -------------
INSURANCE  -- 0.2%
                              Berkshire Hathaway Finance Corp.:
        200,000         AAA       3.850% due 5/16/08 (a)                                              200,105
        400,000         AAA       4.750% due 5/15/12                                                  397,828
        100,000         BBB+  GE Global Insurance Holding Corp., 7.000% due 2/15/26                   103,112
                                                                                                -------------
                              TOTAL INSURANCE                                                         701,045
                                                                                                -------------
MEDIA  -- 2.2%
      2,000,000         BBB+  Comcast Cable Communications, Inc., 8.875% due 5/1/17                 2,545,698
        700,000         BBB-  COX Communications, Inc., 7.125% due 10/1/12                            762,505
        352,000          BB+  Liberty Media Corp., 5.370% due 9/17/06 (a)                             355,017
      2,000,000         BBB+  Time Warner, Inc., 7.625% due 4/15/31 (a)                             2,350,216
                                                                                                -------------
                              TOTAL MEDIA                                                           6,013,436
                                                                                                -------------
MINING  -- 0.1%
        300,000         BBB   Phelps Dodge Corp., 8.750% due 6/1/11                                   351,545
                                                                                                -------------
OIL & GAS  -- 0.3%
        300,000         BBB+  Anadarko Finance Co., Series B, 6.750% due 5/1/11                       326,333
        300,000         BBB-  Duke Capital LLC, 4.331% due 11/16/06                                   298,529
        200,000         BBB+  Kinder Morgan Energy Partners LP, 5.125% due 11/15/14                   197,556
                                                                                                -------------
                              TOTAL OIL & GAS                                                         822,418
                                                                                                -------------
OIL & GAS SERVICES  -- 0.2%
        200,000         BBB+  Cooper Cameron Corp., 2.650% due 4/15/07                                193,380
        400,000         BBB   Devon Financing Corp. ULC, 7.875% due 9/30/31                           505,290
                                                                                                -------------
                              TOTAL OIL & GAS SERVICES                                                698,670
                                                                                                -------------
PIPELINES  -- 0.1%
        200,000         BBB+  Consolidated Natural Gas Co., 5.000% due 12/1/14 (b)                    197,488
                                                                                                -------------
REAL ESTATE  -- 0.1%
        200,000         BBB-  Colonial Realty LP, 4.750% due 2/1/10                                   195,895
                                                                                                -------------
REAL ESTATE INVESTMENT TRUST  -- 1.3%
        100,000         BBB+  AvalonBay Communities, Inc., 4.950% due 3/15/13                          98,358
        200,000         BBB   HRPT Properties Trust, 6.250% due 8/15/16                               210,351
        300,000         BBB-  iStar Financial, Inc., 6.000% due 12/15/10                              308,290

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST  (CONTINUED)
$       100,000           A-  Kimco Realty Corp., Series C, 3.893% due 8/1/06 (a)               $     100,124
      2,400,000         BBB-  Nationwide Health Properties, Inc., Medium-Term Notes, Series
                                 C, 6.900% due 10/1/37 (a)                                          2,573,750
                              Simon Property Group LP:
        200,000         BBB+      4.600% due 6/15/10                                                  197,429
        200,000         BBB+      5.100% due 6/15/15                                                  196,408
                                                                                                -------------
                              TOTAL REAL ESTATE INVESTMENT TRUST                                    3,684,710
                                                                                                -------------
TELECOMMUNICATIONS  -- 1.1%
        400,000           A-  Deutsche Telekom International Finance BV, 8.250% due 6/15/30           517,968
      1,000,000           A-  France Telecom SA, 8.500% due 3/1/31 (c)                              1,344,257
        300,000           A   SBC Communications, Inc., 6.450% due 6/15/34                            318,169
        500,000           A-  Sprint Capital Corp., 8.375% due 3/15/12                                589,169
        300,000         BBB+  Telecom Italia Capital SA, 4.000% due 1/15/10 (b)                       288,344
                                                                                                -------------
                              TOTAL TELECOMMUNICATIONS                                              3,057,907
                                                                                                -------------
TOBACCO  -- 0.3%
        700,000         BBB   Altria Group, Inc., 5.625% due 11/4/08                                  718,248
                                                                                                -------------
UTILITIES  -- 1.2%
        300,000         BBB+  Dominion Resources, Inc., Series F, 5.250% due 8/1/33 (b)               298,771
      2,000,000          BB-  PSEG Energy Holdings LLC, 8.500% due 6/15/11                          2,165,000
        700,000          AA   SP PowerAssets Ltd., 5.000% due 10/22/13                                707,002
        200,000         BBB-  TransAlta Corp., 5.750% due 12/15/13 (b)                                204,927
                                                                                                -------------
                              TOTAL UTILITIES                                                       3,375,700
                                                                                                -------------
                              TOTAL CORPORATE BONDS & NOTES(Cost-- $36,336,009)                    39,170,385
                                                                                                -------------
CONVERTIBLE BONDS
    & NOTES -- 4.1%
AEROSPACE/DEFENSE  -- 0.5%
        475,000           A+  Danaher Corp., 0.000% due 1/22/21 (d)                                   381,781
        550,000          BB+  L-3 Communications Corp., 3.000% due 8/1/35 (b)                         565,125
        550,000         BBB+  Lockheed Martin Corp., 3.540% due 8/15/33 (a)                           576,752
                                                                                                -------------
                              TOTAL AEROSPACE/DEFENSE                                               1,523,658
                                                                                                -------------
BIOTECHNOLOGY  -- 0.4%
      1,425,000           A+  Amgen, Inc., 0.000% due 3/1/32 (d)                                    1,134,656
         50,000               Invitrogen Corp., 3.250% due 6/15/25 (b)                                 51,750
                                                                                                -------------
                              TOTAL BIOTECHNOLOGY                                                   1,186,406
                                                                                                -------------
BUSINESS SERVICES  -- 0.3%
        750,000           A-  Omnicom Group, Inc., 0.000% due 6/15/33 (b)(d)                          737,813
                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.3%
        750,000           A+  Merrill Lynch & Co., Inc., 0.000% due 3/13/32 (d)                       765,938
                                                                                                -------------
MEDIA  -- 0.5%
                              Liberty Media Corp.:
        500,000          BB+      0.750% due 3/30/23 (b)                                              557,500
      1,200,000          BB+      4.000% due 11/15/29                                                 747,000
                                                                                                -------------
                              TOTAL MEDIA                                                           1,304,500
                                                                                                -------------
OIL & GAS SERVICES  -- 0.6%
                              Halliburton Co.:
        175,000         BBB       3.125% due 7/15/23                                                  329,656
        125,000         BBB       Senior Notes, 3.125% due 7/15/23                                    235,469
        550,000               Nabors Industries, Inc., Series B, 0.000% due 6/15/23 (d)               627,687

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES  (CONTINUED)
$       450,000          BB-  Pride International, Inc., 3.250% due 5/1/33                      $     568,125
                                                                                                -------------
                              TOTAL OIL & GAS SERVICES                                              1,760,937
                                                                                                -------------
PHARMACEUTICALS  -- 0.3%
        800,000         BBB   Teva Pharmaceutical Industries Ltd., 0.250% due 2/1/24                  829,000
                                                                                                -------------
RETAIL  -- 0.6%
        625,000         BBB-  Best Buy Co., Inc., 2.250%  due 1/15/22                                 686,719
      1,900,000         BBB-  CBRL Group, Inc., 0.000% due 4/3/32 (d)                                 878,750
                                                                                                -------------
                              TOTAL RETAIL                                                          1,565,469
                                                                                                -------------
SAVINGS & LOANS  -- 0.2%
        700,000         BBB   Sealed Air Corp., 3.000% due 6/30/33 (b)                                676,375
                                                                                                -------------
SOFTWARE  -- 0.2%
        600,000               Mercury Interactive Corp., 0.000% due 5/1/08 (b)(d)                     592,500
                                                                                                -------------
TELECOMMUNICATIONS  -- 0.2%
        275,000          BB-  Nextel Partners, Inc., 1.500% due 11/15/08                              541,750
                                                                                                -------------
                              TOTAL CONVERTIBLE BONDS & NOTES(Cost-- $11,174,704)                  11,484,346
                                                                                                -------------
      ASSET-BACKED
 SECURITIES -- 2.0%
DIVERSIFIED FINANCIAL SERVICES  -- 1.8%
      5,000,000         AAA   PP&L Transition Bond LLC, Series 1999-1, Class A7, 7.050% due
                                 6/25/09                                                            5,134,932
                                                                                                -------------
HOME EQUITY  -- 0.2%
        500,000         AAA   Chase Funding Mortgage Loan Asset-Backed Certificates, Series
                                2002-2, Class 1A5, 5.833% due 4/25/32                                 507,388
                                                                                                -------------
                              TOTAL ASSET-BACKED SECURITIES(Cost-- $5,521,219)                      5,642,320

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED
 SECURITIES -- 0.4%
FNMA  -- 0.4%
                              Federal National Mortgage Association (FNMA):
        852,145                   6.000% due 1/1/13-8/1/28                                            872,654
         24,289                   6.500% due 12/1/27                                                   25,105
        318,491                   5.500% due 8/1/28                                                   319,233
                                                                                                -------------
                              TOTAL FNMA                                                            1,216,992
                                                                                                -------------
GNMA  -- 0.0%
                              Government National Mortgage Association (GNMA):
         22,613                   9.000% due 11/15/19                                                  24,755
          7,072                   9.500% due 1/15/20                                                    7,866
                                                                                                -------------
                              TOTAL GNMA                                                               32,621
                                                                                                -------------
                              TOTAL MORTGAGE-BACKED SECURITIES(Cost-- $1,203,168)                   1,249,613
                                                                                                -------------

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
    COLLATERALIZED
          MORTGAGE
OBLIGATIONS -- 2.1%
      1,150,000          AAA  Banc of America Commercial Mortgage, Inc., Series 2004-6,
                                 Class AJ, 4.870% due 12/10/42                                      1,131,975

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (CONTINUED)
      1,400,000          AAA  Commercial Mortgage Pass Through Certificates, 5.167% due
$                                6/10/44                                                        $   1,407,752
      2,000,000          Aaa  JP Morgan Chase Commercial Mortgage Securities Corp., Series
                                 2004-C3, Class AJ, 4.922% due 1/15/42                              1,974,238
        950,000          Aaa  JP Morgan Chase Commercial Mortgage Securities Corp., Series
                                 2005-CB12, 4.948% due 9/12/37                                        940,457
        430,000          AAA  JP Morgan Chase Commercial Mortgage Securities Corp., Series
                                 2005-LDP4, 4.999% due 10/15/42                                       432,140
                                                                                                -------------
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost-- $5,959,082)          5,886,562
                                                                                                -------------

      FACE
     AMOUNT                                          SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT &
            AGENCY
     OBLIGATIONS --
             11.3%
U.S. GOVERNMENT AGENCIES  -- 0.7%
                              Federal Home Loan Mortgage Corp. (FHLMC):
        500,000                   4.875% due 11/15/13                                                 508,946
        500,000                   2.900% due 2/27/19                                                  496,929
                              Federal National Mortgage Association (FNMA), 1.750% due
      1,000,000                  06/16/06                                                             982,677
                                                                                                -------------
                              TOTAL U.S. GOVERNMENT AGENCIES                                        1,988,552
                                                                                                -------------
U.S. GOVERNMENT OBLIGATIONS  -- 10.6%
      2,200,000               U.S. Treasury Bonds, 5.250%  due 11/15/28- 2/15/29                    2,397,224
                              U.S. Treasury Notes:
      1,500,000                   4.000% due 8/31/07                                                1,495,373
      2,068,000                   5.625% due 5/15/08                                                2,141,592
      3,300,000                   3.250% due 8/15/08                                                3,217,761
     15,700,000                   4.125% due 8/15/08-5/15/15                                       15,611,685
      3,300,000                   3.625% due 7/15/09-6/15/10                                        3,234,127
      1,400,000                   4.250% due 8/15/15                                                1,391,688
                                                                                                -------------
                              TOTAL U.S. GOVERNMENT OBLIGATIONS                                    29,489,450
                                                                                                -------------
                              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS(Cost-- $31,883,693)       31,478,002
                                                                                                -------------

      FACE
     AMOUNT          RATING++                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
  SOVEREIGN BOND --
              0.2%
CANADA  -- 0.2%
        500,000          AAA  Canada Mortgage & Housing Corp., 3.375% due 12/1/08
                                 (Cost-- $499,134)                                                    484,961

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------

   COMMON STOCKS --
             61.9%
CONSUMER DISCRETIONARY  -- 7.5%
AUTOMOBILES  -- 0.1%
         16,282               Ford Motor Co.                                                          160,541
          4,682               Harley-Davidson, Inc.                                                   226,796
                                                                                                -------------
                                                                                                      387,337
                                                                                                -------------
HOTELS, RESTAURANTS & LEISURE  -- 0.7%
         12,657               Darden Restaurants, Inc.                                                384,393
         12,025               Marriott International, Inc., Class A Shares                            757,575
         11,071               McDonald's Corp.                                                        370,768
          2,832               Starwood Hotels & Resorts Worldwide, Inc.                               161,905

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE  (CONTINUED)
          4,404               Yum! Brands, Inc.                                                 $     213,198
                                                                                                -------------
                                                                                                    1,887,839
                                                                                                -------------
HOUSEHOLD DURABLES  -- 0.7%
          4,277               Black & Decker Corp.                                                    351,099
          9,018               Fortune Brands, Inc.                                                    733,434
          4,792               KB HOME                                                                 350,774
         11,472               Pulte Homes, Inc.                                                       492,378
                                                                                                -------------
                                                                                                    1,927,685
                                                                                                -------------
INTERNET & CATALOG RETAIL  -- 0.3%
         18,072               eBay, Inc. *                                                            744,566
                                                                                                -------------
MEDIA  -- 2.0%
         33,766               Comcast Corp., Class A Shares*                                          992,045
          7,544               Gannett Co., Inc.                                                       519,254
          5,711               McGraw-Hill Cos., Inc.                                                  274,357
         39,975               News Corp., Class A Shares                                              623,210
         97,173               Time Warner, Inc.                                                     1,759,803
         20,328               Viacom, Inc., Class B Shares                                            671,027
         37,356               Walt Disney Co.                                                         901,400
                                                                                                -------------
                                                                                                    5,741,096
                                                                                                -------------
MULTILINE RETAIL  -- 1.8%
          7,322               Costco Wholesale Corp.                                                  315,505
          4,198               Federated Department Stores, Inc.                                       280,720
         11,226               Kohl's Corp. *                                                          563,321
         15,546               Nordstrom, Inc.                                                         533,539
         19,464               Target Corp.                                                          1,010,765
         51,289               Wal-Mart Stores, Inc.                                                 2,247,484
                                                                                                -------------
                                                                                                    4,951,334
                                                                                                -------------
SPECIALTY RETAIL  -- 1.8%
          5,822               Abercrombie & Fitch Co., Class A Shares                                 290,227
          9,019               American Eagle Outfitters, Inc.                                         212,217
          4,384               AutoZone, Inc. *                                                        364,968
          8,772               Best Buy Co., Inc.                                                      381,845
         15,534               Borders Group, Inc.                                                     344,389
         22,126               Circuit City Stores, Inc.                                               379,682
          5,167               GameStop Corp., Class B Shares*                                         146,691
         30,256               Home Depot, Inc. (The)                                                1,153,964
         15,717               Limited Brands, Inc.                                                    321,098
         15,525               Lowe's Cos., Inc.                                                       999,810
          4,801               Office Depot, Inc. *                                                    142,590
         18,049               Staples, Inc.                                                           384,805
                                                                                                -------------
                                                                                                    5,122,286
                                                                                                -------------
TEXTILES, APPAREL & LUXURY GOODS  -- 0.1%
          1,775               Jones Apparel Group, Inc.                                                50,587
          2,014               NIKE, Inc., Class B Shares                                              164,504
                                                                                                -------------
                                                                                                      215,091
                                                                                                -------------
                              TOTAL CONSUMER DISCRETIONARY                                         20,977,234
                                                                                                -------------
CONSUMER STAPLES  -- 5.0%
BEVERAGES  -- 1.3%
          4,150               Brown-Forman Corp., Class B Shares                                      247,091
         26,965               Coca-Cola Co.                                                         1,164,618
         24,287               Coca-Cola Enterprises, Inc.                                             473,597
          5,665               Molson Coors Brewing Co., Class B Shares                                362,617
         26,082               PepsiCo, Inc.                                                         1,479,110
                                                                                                -------------
                                                                                                    3,727,033
                                                                                                -------------
FOOD & DRUG RETAILING  -- 0.7%
         21,786               CVS Corp.                                                               632,012

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING  (CONTINUED)
         12,819               SUPERVALU, Inc.                                                   $     398,927
         18,619               Walgreen Co.                                                            808,996
                                                                                                -------------
                                                                                                    1,839,935
                                                                                                -------------
FOOD PRODUCTS  -- 0.8%
         38,909               Archer-Daniels-Midland Co.                                              959,496
          5,643               Hormel Foods Corp.                                                      186,163
          3,323               Kellogg Co.                                                             153,290
         12,413               Sara Lee Corp.                                                          235,226
         24,467               Smithfield Foods, Inc. *                                                726,180
                                                                                                -------------
                                                                                                    2,260,355
                                                                                                -------------
HOUSEHOLD PRODUCTS  -- 1.1%
          5,385               Colgate-Palmolive Co.                                                   284,274
          8,064               Kimberly-Clark Corp.                                                    480,050
         39,689               Procter & Gamble Co.                                                  2,359,908
                                                                                                -------------
                                                                                                    3,124,232
                                                                                                -------------
PERSONAL PRODUCTS  -- 0.2%
          7,877               Gillette Co.                                                            458,441
                                                                                                -------------
TOBACCO  -- 0.9%
         32,372               Altria Group, Inc.                                                    2,386,140
                                                                                                -------------
                              TOTAL CONSUMER STAPLES                                               13,796,136
                                                                                                -------------
ENERGY  -- 6.2%
ENERGY EQUIPMENT & SERVICES  -- 0.8%
          7,851               Baker Hughes, Inc.                                                      468,548
          6,627               Halliburton Co.                                                         454,082
          2,700               Rowan Companies, Inc.                                                    95,823
         10,905               Schlumberger Ltd.                                                       920,164
          7,171               Transocean, Inc. *                                                      439,654
                                                                                                -------------
                                                                                                    2,378,271
                                                                                                -------------
OIL & GAS  -- 5.4%
          4,869               Anadarko Petroleum Corp.                                                466,207
         14,047               Burlington Resources, Inc.                                            1,142,302
         34,664               Chevron Corp.                                                         2,243,801
         22,396               ConocoPhillips                                                        1,565,704
          7,103               Devon Energy Corp.                                                      487,550
         98,265               Exxon Mobil Corp.                                                     6,243,758
         10,410               Marathon Oil Corp.                                                      717,561
         12,047               Occidental Petroleum Corp.                                            1,029,175
          5,202               Sunoco, Inc.                                                            406,796
          6,160               Valero Energy Corp.                                                     696,450
                                                                                                -------------
                                                                                                   14,999,304
                                                                                                -------------
                              TOTAL ENERGY                                                         17,377,575
                                                                                                -------------
FINANCIALS  -- 12.7%
BANKS  -- 3.5%
         76,490               Bank of America Corp.                                                 3,220,229
         10,732               Comerica, Inc.                                                          632,115
         25,021               Commerce Bancorp, Inc.                                                  767,894
             64               First Horizon National Corp.                                              2,326
          7,034               KeyCorp                                                                 226,847
          6,017               Marshall & Ilsley Corp.                                                 261,800
         21,813               National City Corp.                                                     729,427
         22,726               U.S. Bancorp                                                            638,146
         35,543               Wachovia Corp.                                                        1,691,491
         27,175               Wells Fargo & Co.                                                     1,591,640
                                                                                                -------------
                                                                                                    9,761,915
                                                                                                -------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIALS  (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES  -- 5.5%
         23,907               American Express Co.                                              $   1,373,218
         11,875               Bear Stearns Cos., Inc.                                               1,303,281
         16,365               Capital One Financial Corp.                                           1,301,345
         13,921               CIT Group, Inc.                                                         628,951
         30,762               E*TRADE Financial Corp. *                                               541,411
         17,834               Fannie Mae                                                              799,320
          4,692               Franklin Resources, Inc.                                                393,940
         11,808               Freddie Mac                                                             666,680
         11,198               Goldman Sachs Group, Inc.                                             1,361,453
         73,156               JPMorgan Chase & Co.                                                  2,482,183
          9,878               Lehman Brothers Holdings, Inc.                                        1,150,590
          8,352               Marsh & McLennan Cos., Inc.                                             253,817
          6,661               MBNA Corp.                                                              164,127
         15,637               Merrill Lynch & Co., Inc.                                               959,330
         19,664               Morgan Stanley                                                        1,060,676
          9,910               Principal Financial Group, Inc.                                         469,437
         20,490               Providian Financial Corp. *                                             362,263
          4,369               Washington Mutual, Inc.                                                 171,352
                                                                                                -------------
                                                                                                   15,443,374
                                                                                                -------------
INSURANCE  -- 3.4%
          4,729               ACE, Ltd.                                                               222,594
          8,569               AFLAC, Inc.                                                             388,176
         10,859               Allstate Corp. (The)                                                    600,394
          9,237               Ambac Financial Group, Inc.                                             665,618
         43,485               American International Group, Inc.                                    2,694,331
          4,883               Aon Corp.                                                               156,647
         10,315               Chubb Corp.                                                             923,708
          6,162               CIGNA Corp.                                                             726,253
          3,415               Hartford Financial Services Group, Inc.                                 263,535
          2,333               Jefferson-Pilot Corp.                                                   119,380
          3,117               Lincoln National Corp.                                                  162,146
          5,934               MGIC Investment Corp.                                                   380,963
          9,104               Progressive Corp. (The)                                                 953,826
         15,737               Prudential Financial, Inc.                                            1,063,192
                                                                                                -------------
                                                                                                    9,320,763
                                                                                                -------------
THRIFTS & MORTGAGES  -- 0.3%
         24,726               Countrywide Financial Corp.                                             815,463
                                                                                                -------------
                              TOTAL FINANCIALS                                                     35,341,515
                                                                                                -------------
HEALTH CARE  -- 8.0%
BIOTECHNOLOGY  -- 1.3%
         20,822               Amgen, Inc. *                                                         1,658,889
         10,512               Biogen Idec, Inc. *                                                     415,014
         13,000               Enzon Pharmaceuticals, Inc. *                                            86,190
          6,606               Genentech, Inc. *                                                       556,291
         16,677               Gilead Sciences, Inc. *                                                 813,170
                                                                                                -------------
                                                                                                    3,529,554
                                                                                                -------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 0.8%
          3,936               Becton, Dickinson & Co.                                                 206,364
         13,330               Boston Scientific Corp. *                                               311,522
         19,145               Medtronic, Inc.                                                       1,026,555
          8,265               Zimmer Holdings, Inc. *                                                 569,376
                                                                                                -------------
                                                                                                    2,113,817
                                                                                                -------------
HEALTH CARE PROVIDERS & SERVICES  -- 2.0%
          8,352               Aetna, Inc.                                                             719,441
          5,621               AmerisourceBergen Corp.                                                 434,503
          2,714               Cardinal Health, Inc.                                                   172,176
         10,134               Caremark Rx, Inc. *                                                     505,991

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES  (CONTINUED)
         16,326               Humana, Inc. *                                                    $     781,689
          4,900               PacifiCare Health Systems, Inc. *                                       390,922
         34,908               UnitedHealth Group, Inc.                                              1,961,830
          8,918               WellPoint, Inc. *                                                       676,163
                                                                                                -------------
                                                                                                    5,642,715
                                                                                                -------------
PHARMACEUTICALS  -- 3.9%
         17,582               Abbott Laboratories                                                     745,477
         30,191               Bristol-Myers Squibb Co.                                                726,395
         14,279               Eli Lilly & Co.                                                         764,212
          1,408               Hospira, Inc. *                                                          57,686
         16,280               IVAX Corp. *                                                            429,141
         46,625               Johnson & Johnson                                                     2,950,430
          4,519               Medco Health Solutions, Inc. *                                          247,777
         34,546               Merck & Co., Inc.                                                       939,997
        116,843               Pfizer, Inc.                                                          2,917,570
         22,947               Schering-Plough Corp.                                                   483,034
         14,856               Wyeth                                                                   687,387
                                                                                                -------------
                                                                                                   10,949,106
                                                                                                -------------
                              TOTAL HEALTH CARE                                                    22,235,192
                                                                                                -------------
INDUSTRIALS  -- 6.9%
AEROSPACE & DEFENSE  -- 1.4%
          9,566               Boeing Co. (The)                                                        650,010
          8,588               General Dynamics Corp.                                                1,026,695
          9,950               Lockheed Martin Corp.                                                   607,348
         13,073               Northrop Grumman Corp.                                                  710,518
         16,136               United Technologies Corp.                                               836,490
                                                                                                -------------
                                                                                                    3,831,061
                                                                                                -------------
AIR FREIGHT & LOGISTICS  -- 0.4%
         18,020               United Parcel Service, Inc., Class B Shares                           1,245,723
                                                                                                -------------
BUILDING PRODUCTS  -- 0.1%
          6,494               Masco Corp.                                                             199,236
                                                                                                -------------
COMMERCIAL SERVICES & SUPPLIES  -- 0.3%
          2,119               Acco Brands Corp. *                                                      59,798
         17,480               Cendant Corp.                                                           360,787
          4,135               Fiserv, Inc. *                                                          189,673
         11,174               Herman Miller, Inc.                                                     338,572
                                                                                                -------------
                                                                                                      948,830
                                                                                                -------------
ELECTRICAL EQUIPMENT  -- 0.3%
          4,270               Energizer Holdings, Inc. *                                              242,109
         14,626               Thomas & Betts Corp. *                                                  503,281
                                                                                                -------------
                                                                                                      745,390
                                                                                                -------------
INDUSTRIAL CONGLOMERATES  -- 2.7%
          8,500               3M Co.                                                                  623,560
        163,980               General Electric Co.                                                  5,521,207
         13,410               Honeywell International, Inc.                                           502,875
         33,463               Tyco International Ltd.                                                 931,944
                                                                                                -------------
                                                                                                    7,579,586
                                                                                                -------------
MACHINERY  -- 1.2%
         11,475               Danaher Corp.                                                           617,699
          8,886               Deere & Co.                                                             543,823
          3,249               Eaton Corp.                                                             206,474
         19,516               Ingersoll-Rand Co., Ltd., Class A Shares                                746,097
          8,760               Oshkosh Truck Corp.                                                     378,082
         11,531               PACCAR, Inc.                                                            782,839

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
MACHINERY  (CONTINUED)
          1,906               Parker Hannifin Corp.                                             $     122,575
                                                                                                -------------
                                                                                                    3,397,589
                                                                                                -------------
ROAD & RAIL  -- 0.5%
         13,113               Burlington Northern Santa Fe Corp.                                      784,157
         12,041               CSX Corp.                                                               559,666
                                                                                                -------------
                                                                                                    1,343,823
                                                                                                -------------
                              TOTAL INDUSTRIALS                                                    19,291,238
                                                                                                -------------
INFORMATION TECHNOLOGY  -- 9.6%
COMMUNICATIONS EQUIPMENT  -- 2.2%
        106,792               Cisco Systems, Inc. *                                                 1,914,780
         27,725               Comverse Technology, Inc. *                                             728,336
         48,209               Corning, Inc. *                                                         931,880
         37,175               Motorola, Inc.                                                          821,196
         27,000               Nortel Networks Corp. *                                                  88,020
         23,475               QUALCOMM, Inc.                                                        1,050,506
         16,788               Scientific-Atlanta, Inc.                                                629,718
                                                                                                -------------
                                                                                                    6,164,436
                                                                                                -------------
COMPUTERS & PERIPHERALS  -- 2.5%
         17,297               Apple Computer, Inc. *                                                  927,292
         39,528               Dell, Inc. *                                                          1,351,858
         39,137               EMC Corp. *                                                             506,433
         48,109               Hewlett-Packard Co.                                                   1,404,783
         28,323               International Business Machines Corp.                                 2,272,071
          2,045               Lexmark International, Inc., Class A Shares*                            124,847
         55,652               Sun Microsystems, Inc. *                                                218,156
                                                                                                -------------
                                                                                                    6,805,440
                                                                                                -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 0.6%
         15,466               Jabil Circuit, Inc. *                                                   478,209
         45,000               Solectron Corp. *                                                       175,950
          9,536               Waters Corp. *                                                          396,697
         52,061               Xerox Corp. *                                                           710,633
                                                                                                -------------
                                                                                                    1,761,489
                                                                                                -------------
INTERNET SOFTWARE & SERVICES  -- 0.3%
         18,000               RealNetworks, Inc. *                                                    102,780
         20,955               Yahoo!, Inc. *                                                          709,117
                                                                                                -------------
                                                                                                      811,897
                                                                                                -------------
IT SERVICES  -- 0.1%
          7,200               Affiliated Computer Services, Inc., Class A Shares*                     393,120
                                                                                                -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 1.8%
         13,871               Advanced Micro Devices, Inc. *                                          349,549
          6,075               Analog Devices, Inc.                                                    225,625
        102,117               Intel Corp.                                                           2,517,184
          3,210               KLA-Tencor Corp.                                                        156,520
          5,030               Maxim Integrated Products, Inc.                                         214,530
         33,834               Micron Technology, Inc. *                                               449,992
         31,784               Texas Instruments, Inc.                                               1,077,478
                                                                                                -------------
                                                                                                    4,990,878
                                                                                                -------------
SOFTWARE  -- 2.1%
          3,518               Autodesk, Inc.                                                          163,376
        149,807               Microsoft Corp.                                                       3,854,534
         79,366               Oracle Corp. *                                                          983,344
         17,521               Sybase, Inc. *                                                          410,342
         20,539               Symantec Corp. *                                                        465,414
                                                                                                -------------
                                                                                                    5,877,010
                                                                                                -------------
                              TOTAL  INFORMATION TECHNOLOGY                                        26,804,270
                                                                                                -------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MATERIALS  -- 1.8%
CHEMICALS  -- 0.5%
         18,551               Dow Chemical Co.                                                  $     773,020
          6,923               E.I. du Pont de Nemours & Co.                                           271,174
          4,104               Monsanto Co.                                                            257,526
                                                                                                -------------
                                                                                                    1,301,720
                                                                                                -------------
CONTAINERS & PACKAGING  -- 0.3%
          7,225               Ball Corp.                                                              265,447
          8,955               Sealed Air Corp. *                                                      425,004
                                                                                                -------------
                                                                                                      690,451
                                                                                                -------------
METALS & MINING  -- 0.8%
         16,838               Allegheny Technologies, Inc.                                            521,641
          6,565               Newmont Mining Corp.                                                    309,671
         10,583               Nucor Corp.                                                             624,291
          5,563               Phelps Dodge Corp.                                                      722,801
                                                                                                -------------
                                                                                                    2,178,404
                                                                                                -------------
PAPER & FOREST PRODUCTS  -- 0.2%
          5,899               Georgia-Pacific Corp.                                                   200,920
          7,990               International Paper Co.                                                 238,102
          3,404               Weyerhaeuser Co.                                                        234,025
                                                                                                -------------
                                                                                                      673,047
                                                                                                -------------
                              TOTAL MATERIALS                                                       4,843,622
                                                                                                -------------
TELECOMMUNICATION SERVICES  -- 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 1.9%
         32,340               AT&T Corp.                                                              640,332
         25,199               BellSouth Corp.                                                         662,734
         18,365               CenturyTel, Inc.                                                        642,408
         64,824               SBC Communications, Inc.                                              1,553,831
         14,635               Sprint Nextel Corp.                                                     348,020
         42,976               Verizon Communications, Inc.                                          1,404,885
                                                                                                -------------
                              TOTAL TELECOMMUNICATION SERVICES                                      5,252,210
                                                                                                -------------
UTILITIES  -- 2.3%
ELECTRIC UTILITIES  -- 1.9%
          9,265               Southern Co.                                                            331,316
         42,990               AES Corp. *                                                             706,326
         21,191               American Electric Power Co., Inc.                                       841,283
         15,790               Edison International                                                    746,551
         19,117               Exelon Corp.                                                          1,021,613
         16,501               FirstEnergy Corp.                                                       860,032
          4,503               Public Service Enterprise Group, Inc.                                   289,813
          6,101               TXU Corp.                                                               688,681
                                                                                                -------------
                                                                                                    5,485,615
                                                                                                -------------
GAS UTILITIES  -- 0.1%
          4,151               National Fuel Gas Co.                                                   141,964
                                                                                                -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 0.3%
         12,820               Constellation Energy Group, Inc.                                        789,712
                                                                                                -------------
                              TOTAL UTILITIES                                                       6,417,291
                                                                                                -------------
                              TOTAL COMMON STOCKS(Cost-- $149,663,759)                            172,336,283
                                                                                                -------------
CONVERTIBLE
PREFERRED STOCKS
            -- 0.7%
FINANCIALS  -- 0.7%
BANKS  -- 0.4%
         11,800               Sovereign Capital Trust IV *                                            523,625


--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MANAGED ASSETS TRUST

September 30, 2005

     SHARES                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------
BANKS  (CONTINUED)
          8,300               Washington Mutual Capital Trust I                                 $     433,675
          2,300               Washington Mutual Capital Trust I                                       119,853
                                                                                                -------------
                                                                                                    1,077,153
                                                                                                -------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.2%
          2,200               State Street Corp.                                                      472,925
                                                                                                -------------
REAL ESTATE  -- 0.1%
          5,800               Simon Property Group, Inc.                                              365,980
                                                                                                -------------
                              TOTAL CONVERTIBLE PREFERRED STOCKS(Cost-- $1,970,604)                 1,916,058
                                                                                                -------------
                              TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS(Cost--
                                 $244,211,372)                                                    269,648,530

      PAR
     AMOUNT                                          SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENT -- 2.8%
REPURCHASE AGREEMENT  -- 2.8%
$     7,721,000               State Street Bank & Trust Co., 2.450% due 10/3/05, dated
                                 9/30/05; Proceeds due at maturity - $7,722,576; (Fully
                                 collateralized by U.S. Treasury Bond, 8.125% due 8/15/19;
                                 Market value - $7,876,466)
                                 (Cost-- $7,721,000)                                                7,721,000
                                                                                                -------------
                              TOTAL INVESTMENTS-- 99.6% (Cost-- $251,932,372#)                    277,369,530
                                                                                                -------------
                              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4%                          1,251,002
                                                                                                -------------
                              TOTAL NET ASSETS-- 100.0%                                         $ 278,620,532
                                                                                                =============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c) Security is a "Step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) Security is issued with a zero coupon. Income is recognized through the accretion of discount.


     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.


   Abbreviations used in this schedule:
   AIG - American International Guaranty
   FHLMC - Federal Home Loan Mortgage Corporation
   FNMA - Federal National Mortgage Association
   GNMA - Government National Mortgage Association
   Term - Term Loan

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MERCURY LARGE CAP CORE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

 SHARES                            SECURITY                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.1%

CONSUMER DISCRETIONARY -- 12.2%

AUTOMOBILES -- 0.7%
 93,000   Ford Motor Co.                                             $   916,980
                                                                     -----------

HOUSEHOLD DURABLES -- 2.3%
 21,000   Lennar Corp., Class A Shares                                 1,254,960
  2,000   NVR, Inc. *                                                  1,769,900
                                                                     -----------
                                                                       3,024,860
                                                                     -----------

MEDIA -- 0.7%
 11,000   Getty Images, Inc. *                                           946,440
                                                                     -----------

MULTILINE RETAIL -- 2.2%
 30,000   J.C. Penney Co., Inc.                                        1,422,600
 41,000   Nordstrom, Inc.                                              1,407,120
                                                                     -----------
                                                                       2,829,720
                                                                     -----------

SPECIALTY RETAIL -- 6.3%
 21,000   Abercrombie & Fitch Co., Class A Shares                      1,046,850
 45,000   American Eagle Outfitters, Inc.                              1,058,850
 14,000   AutoZone, Inc. *                                             1,165,500
 34,000   Best Buy Co., Inc.                                           1,480,020
 35,000   Chico's FAS, Inc. *                                          1,288,000
 47,000   Gap, Inc.                                                      819,210
 69,000   Staples, Inc.                                                1,471,080
                                                                     -----------
                                                                       8,329,510
                                                                     -----------
          TOTAL CONSUMER DISCRETIONARY                                16,047,510
                                                                     -----------

CONSUMER STAPLES -- 3.3%

FOOD PRODUCTS -- 3.0%
 59,000   Archer-Daniels-Midland Co.                                   1,454,940
 62,000   Tyson Foods, Inc., Class A Shares                            1,119,100
 10,000   Whole Foods Market, Inc.                                     1,344,500
                                                                     -----------
                                                                       3,918,540
                                                                     -----------

HOUSEHOLD PRODUCTS -- 0.1%
  3,000   Procter & Gamble Co.                                           178,380
                                                                     -----------

TOBACCO -- 0.2%
  4,000   Altria Group, Inc.                                             294,840
                                                                     -----------
          TOTAL CONSUMER STAPLES                                       4,391,760
                                                                     -----------

ENERGY -- 19.7%

OIL & GAS -- 19.7%
 11,000   Amerada Hess Corp.                                           1,512,500
 16,000   Anadarko Petroleum Corp.                                     1,532,000
 12,000   Apache Corp.                                                   902,640
 21,000   Burlington Resources, Inc.                                   1,707,720
 12,888   Chevron Corp.                                                  834,240
 35,000   ConocoPhillips                                               2,446,850
 26,000   Devon Energy Corp.                                           1,784,640
 88,000   Exxon Mobil Corp.                                            5,591,520
 16,000   Kerr-McGee Corp.                                             1,553,760
 23,000   Marathon Oil Corp.                                           1,585,390
 19,000   Occidental Petroleum Corp.                                   1,623,170
 19,000   Sunoco, Inc.                                                 1,485,800
 15,000   Valero Energy Corp.                                          1,695,900
 61,000   Williams Cos., Inc.                                          1,528,050
                                                                     -----------
          TOTAL ENERGY                                                25,784,180
                                                                     -----------

FINANCIALS -- 10.8%

BANKS -- 0.6%
 13,000   Bank of America Corp.                                          547,300

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MERCURY LARGE CAP CORE PORTFOLIO

September 30, 2005

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
  3,000   Downey Financial Corp.                                     $   182,700
                                                                     -----------
                                                                         730,000
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES -- 2.6%
 13,000   Bear Stearns Cos., Inc.                                      1,426,750
 15,000   Lehman Brothers Holdings, Inc.                               1,747,200
  5,000   Principal Financial Group, Inc.                                236,850
                                                                     -----------
                                                                       3,410,800
                                                                     -----------

INSURANCE -- 7.6%
 29,000   Allstate Corp.                                               1,603,410
  3,000   American International Group, Inc.                             185,880
 16,000   Chubb Corp.                                                  1,432,800
  9,000   Loews Corp.                                                    831,690
 22,000   Nationwide Financial Services, Inc., Class A Shares            881,100
 14,000   Progressive Corp. (The)                                      1,466,780
 26,000   Prudential Financial, Inc.                                   1,756,560
 25,000   SAFECO Corp.                                                 1,334,500
 23,000   UnumProvident Corp.                                            471,500
                                                                     -----------
                                                                       9,964,220
                                                                     -----------
          TOTAL FINANCIALS                                            14,105,020
                                                                     -----------

HEALTH CARE -- 20.8%

BIOTECHNOLOGY -- 3.4%
 21,000   Amgen Inc. *                                                 1,673,070
 33,000   Gilead Sciences, Inc. *                                      1,609,080
 16,000   Invitrogen Corp. *                                           1,203,680
                                                                     -----------
                                                                       4,485,830
                                                                     -----------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
 24,000   Becton, Dickinson, & Co.                                     1,258,320
                                                                     -----------

HEALTH CARE PROVIDERS & SERVICES -- 10.6%
 20,000   Aetna, Inc.                                                  1,722,800
 18,000   AmerisourceBergen Corp.                                      1,391,400
 33,000   Caremark Rx, Inc. *                                          1,647,690
 13,000   CIGNA Corp.                                                  1,532,180
 22,000   Express Scripts, Inc. *                                      1,368,400
 30,000   HCA, Inc.                                                    1,437,600
 31,000   McKesson Corp.                                               1,470,950
 24,000   Quest Diagnostics, Inc.                                      1,212,960
 37,000   UnitedHealth Group, Inc.                                     2,079,400
                                                                     -----------
                                                                      13,863,380
                                                                     -----------

PHARMACEUTICALS -- 5.8%
 15,000   Allergan, Inc.                                               1,374,300
 51,000   Johnson & Johnson                                            3,227,280
121,000   Pfizer, Inc.                                                 3,021,370
                                                                     -----------
                                                                       7,622,950
                                                                     -----------
          TOTAL HEALTH CARE                                           27,230,480
                                                                     -----------

INDUSTRIALS -- 4.7%

AEROSPACE & DEFENSE -- 0.3%
  8,000   Northrop Grumman Corp.                                         434,800
                                                                     -----------

COMMERCIAL SERVICES & SUPPLIES -- 1.4%
 31,000   Fiserv, Inc. *                                               1,421,970
 11,000   Paychex, Inc.                                                  407,880
                                                                     -----------
                                                                       1,829,850
                                                                     -----------

ELECTRICAL EQUIPMENT -- 1.1%
 26,000   Rockwell Automation, Inc.                                    1,375,400
                                                                     -----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MERCURY LARGE CAP CORE PORTFOLIO

September 30, 2005

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)

INDUSTRIAL CONGLOMERATES -- 1.9%
 74,000   General Electric Co.                                       $ 2,491,580
                                                                     -----------
          TOTAL INDUSTRIALS                                            6,131,630
                                                                     -----------

INFORMATION TECHNOLOGY -- 24.0%

COMMUNICATIONS EQUIPMENT -- 2.2%
 10,000   Cisco Systems, Inc. *                                          179,300
 82,000   Motorola, Inc.                                               1,811,380
 24,000   Scientific-Atlanta, Inc.                                       900,240
                                                                     -----------
                                                                       2,890,920
                                                                     -----------

COMPUTERS & PERIPHERALS -- 5.6%
 33,000   Apple Computer, Inc. *                                       1,769,130
 63,000   Dell, Inc. *                                                 2,154,600
 78,000   Hewlett-Packard Co.                                          2,277,600
 35,000   NCR Corp. *                                                  1,116,850
                                                                     -----------
                                                                       7,318,180
                                                                     -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
  8,000   Agilent Technologies, Inc. *                                   262,000
119,000   Solectron Corp. *                                              465,290
                                                                     -----------
                                                                         727,290
                                                                     -----------

INTERNET SOFTWARE & SERVICES -- 1.0%
 44,000   McAfee, Inc. *                                               1,382,480
                                                                     -----------

IT SERVICES -- 0.2%
  6,000   Computer Sciences Corp. *                                      283,860
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.7%
117,000   Intel Corp.                                                  2,884,050
 41,000   Lam Research Corp. *                                         1,249,270
 41,000   NVIDIA Corp. *                                               1,405,480
 38,000   QLogic Corp. *                                               1,299,600
 58,000   Texas Instruments, Inc.                                      1,966,200
                                                                     -----------
                                                                       8,804,600
                                                                     -----------

SOFTWARE -- 7.7%
 32,000   Autodesk, Inc.                                               1,486,080
133,000   BEA Systems, Inc. *                                          1,194,340
 19,000   Citrix Systems, Inc. *                                         477,660
 47,090   Computer Associates International, Inc.                      1,309,573
 30,000   Intuit, Inc. *                                               1,344,300
 36,000   Mercury Interactive Corp. *                                  1,425,600
 49,000   Microsoft Corp.                                              1,260,770
132,000   Oracle Corp. *                                               1,635,480
                                                                     -----------
                                                                      10,133,803
                                                                     -----------
          TOTAL  INFORMATION TECHNOLOGY                               31,541,133
                                                                     -----------

MATERIALS -- 3.5%

CHEMICALS -- 1.1%
 22,000   Monsanto Co.                                                 1,380,500
                                                                     -----------

METALS & MINING -- 2.4%
  8,000   Freeport-McMoRan Copper & Gold, Inc., Class B Shares           388,720
 23,000   Nucor Corp.                                                  1,356,770
 11,000   Phelps Dodge Corp.                                           1,429,230
                                                                     -----------
                                                                       3,174,720
                                                                     -----------
          TOTAL MATERIALS                                              4,555,220
                                                                     -----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MERCURY LARGE CAP CORE PORTFOLIO

September 30, 2005

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
UTILITIES -- 1.1%

ELECTRIC UTILITIES -- 1.1%
 31,000   Edison International                                      $  1,465,680
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost -- $109,554,421)                                  131,252,613
                                                                    ------------

  FACE
 AMOUNT                            SECURITY                            VALUE
-------------------------------------------------------------------------------
ESCROWED SECURITY 0.0%
$27,200   ESC Seagate Technology, 0.000%  0/0/0* (a) (b)
             (Cost -- $0)                                          $          0
                                                                   ------------
          TOTAL INVESTMENTS -- 100.1%
             (Cost -- $109,554,422#)                                131,252,613
                                                                   ------------
          LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%              (115,589)
                                                                   ------------
          TOTAL NET ASSETS -- 100.0%                               $131,137,024
                                                                   ============

*    Non-income producing security.
(a) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)  Illiquid security
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS MID CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

     SHARES                          SECURITY                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%

CONSUMER DISCRETIONARY -- 17.2%

AUTO COMPONENTS -- 0.3%
    63,800   Gentex Corp.                                           $  1,110,120
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 3.9%
   145,680   Cheesecake Factory, Inc. *                                4,551,043
    67,000   GTECH Holdings Corp.                                      2,148,020
   154,820   International Game Technology                             4,180,140
    97,300   RARE Hospitality International, Inc. *                    2,500,610
                                                                    ------------
                                                                      13,379,813
                                                                    ------------
HOUSEHOLD DURABLES -- 1.2%
    30,400   Harman International Industries, Inc.                     3,109,008
    99,800   Tempur-Pedic International, Inc. *                        1,181,632
                                                                    ------------
                                                                       4,290,640
                                                                    ------------
MEDIA -- 5.5%
   262,610   Citadel Broadcasting Co.                                  3,605,635
    62,090   Getty Images, Inc. *                                      5,342,223
    56,960   Grupo Televisa SA, Sponsored ADR                          4,084,602
    93,430   Univision Communications, Inc., Class A Shares            2,478,698
     3,890   Washington Post Co., Class B Shares                       3,121,725
                                                                    ------------
                                                                      18,632,883
                                                                    ------------
MULTILINE RETAIL -- 1.1%
   125,200   99 Cents Only Stores *                                    1,158,100
    51,000   Kohl's Corp. *                                            2,559,180
                                                                    ------------
                                                                       3,717,280
                                                                    ------------
SPECIALTY RETAIL -- 5.2%
    97,700   Aeropostale, Inc. *                                       2,076,125
   108,100   Bed Bath & Beyond, Inc. *                                 4,343,458
    49,900   Chico's FAS, Inc. *                                       1,836,320
   186,820   PETsMART, Inc.                                            4,068,940
   180,340   TJX Cos., Inc.                                            3,693,363
    55,800   Urban Outfitters, Inc.                                    1,640,520
                                                                    ------------
                                                                      17,658,726
                                                                    ------------
             TOTAL CONSUMER DISCRETIONARY                             58,789,462
                                                                    ------------
CONSUMER STAPLES -- 0.6%

PERSONAL PRODUCTS -- 0.6%
    60,100   Estee Lauder Companies, Inc., Class A Shares              2,093,283
                                                                    ------------
ENERGY -- 5.7%

ENERGY EQUIPMENT & SERVICES -- 4.9%
    92,400   BJ Services Co.                                           3,325,476
    44,300   ENSCO International, Inc.                                 2,063,937
    65,950   GlobalSantaFe Corp.                                       3,008,639
    75,200   National-Oilwell Varco, Inc. *                            4,948,160
   103,600   Smith International, Inc.                                 3,450,916
                                                                    ------------
                                                                      16,797,128
                                                                    ------------
OIL & GAS -- 0.8%
    18,300   Amerada Hess Corp.                                        2,516,250
                                                                    ------------
             TOTAL ENERGY                                             19,313,378
                                                                    ------------
FINANCIALS -- 7.1%

BANKS -- 0.6%
    62,600   Investors Financial Services Corp.                        2,059,540
                                                                    ------------
CAPITAL MARKETS -- 0.3%
    25,200   Nelnet, Inc., Class A Shares *                              957,852
                                                                    ------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS MID CAP GROWTH PORTFOLIO

September 30, 2005

     SHARES                          SECURITY                          VALUE
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES -- 6.2%
    13,800   Chicago Mercantile Exchange Holdings, Inc.             $  4,654,740
    31,300   Franklin Resources, Inc.                                  2,627,948
    92,900   Genworth Financial, Inc., Class A Shares                  2,995,096
    65,280   Legg Mason, Inc.                                          7,160,563
    68,800   SLM Corp.                                                 3,690,432
                                                                    ------------
                                                                      21,128,779
                                                                    ------------
             TOTAL FINANCIALS                                         24,146,171
                                                                    ------------
HEALTH CARE -- 21.6%

BIOTECHNOLOGY -- 5.8%
    55,570   Gen-Probe, Inc. *                                         2,747,936
    64,250   Genzyme Corp. *                                           4,602,870
   143,710   Gilead Sciences, Inc. *                                   7,007,300
    63,000   Human Genome Sciences, Inc. *                               856,170
    42,060   ImClone Systems, Inc. *                                   1,322,787
    93,480   MedImmune, Inc. *                                         3,145,602
                                                                    ------------
                                                                      19,682,665
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 9.0%
    53,000   C.R. Bard, Inc.                                           3,499,590
   289,090   Cytyc Corp. *                                             7,762,066
    98,250   DENTSPLY International, Inc.                              5,307,465
    59,993   Fisher Scientific International, Inc. *                   3,722,566
    41,150   Millipore Corp. *                                         2,587,924
    19,700   ResMed, Inc. *                                            1,569,105
    98,100   St. Jude Medical, Inc. *                                  4,591,080
   103,490   Thoratec Corp.                                            1,837,982
                                                                    ------------
                                                                      30,877,778
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
    95,940   Community Health Systems, Inc. *                          3,723,432
    69,300   Laboratory Corporation of America Holdings *              3,375,603
                                                                    ------------
                                                                       7,099,035
                                                                    ------------
PHARMACEUTICALS -- 4.7%
    50,410   Allergan, Inc.                                            4,618,564
   117,150   Endo Pharmaceuticals Holdings, Inc. *                     3,124,391
   179,640   Medicis Pharmaceutical Corp., Class A Shares              5,849,078
    71,600   Teva Pharmaceutical Industries Ltd., Sponsored ADR        2,392,872
                                                                    ------------
                                                                      15,984,905
                                                                    ------------
             TOTAL HEALTH CARE                                        73,644,383
                                                                    ------------
INDUSTRIALS--12.6%

AEROSPACE & DEFENSE -- 0.7%
    45,400   Precision Castparts Corp.                                 2,410,740
                                                                    ------------
AIR FREIGHT & LOGISTICS -- 0.5%
    31,620   Expeditors International of Washington, Inc.              1,795,384
                                                                    ------------
BUILDING PRODUCTS -- 1.4%
    72,830   American Standard Cos., Inc. *                            3,390,237
    50,240   Masco Corp.                                               1,541,363
                                                                    ------------
                                                                       4,931,600
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES -- 8.2%
   100,220   Alliance Data System Corp. *                              3,923,613
    64,400   Apollo Group, Inc., Class A Shares *                      4,275,516
    76,390   Corporate Executive Board Co.                             5,956,892
       484   Employee Solutions, Inc. *                                        0
   109,730   Hewitt Associates, Inc., Class A Shares *                 2,993,434
    11,700   ITT Educational Services, Inc.  *                           577,395
   102,940   Monster Worldwide, Inc. *                                 3,161,288
    74,200   Paychex, Inc.                                             2,751,336

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS MID CAP GROWTH PORTFOLIO

September 30, 2005

     SHARES                          SECURITY                          VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES  (CONTINUED)
    42,100   The Brink's Co.                                        $  1,728,626
    49,400   Weight Watchers International, Inc.                       2,548,052
                                                                    ------------
                                                                      27,916,152
                                                                    ------------
MACHINERY -- 1.0%
    30,300   ITT Industries, Inc.                                      3,442,080
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
    41,100   W. W. Grainger, Inc.                                      2,586,012
                                                                    ------------
             TOTAL INDUSTRIALS                                        43,081,968
                                                                    ------------
INFORMATION TECHNOLOGY--28.0%

COMMUNICATIONS EQUIPMENT -- 2.1%
   140,060   Comverse Technology, Inc. *                               3,679,376
   142,400   Juniper Networks, Inc. *                                  3,387,696
                                                                    ------------
                                                                       7,067,072
                                                                    ------------
COMPUTERS & PERIPHERALS -- 1.7%
     7,900   M-Systems Flash Disk Pioneers Ltd. *                        235,838
    74,000   Network Appliance, Inc. *                                 1,756,760
    79,800   SanDisk Corp. *                                           3,850,350
                                                                    ------------
                                                                       5,842,948
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
    88,700   FLIR Systems, Inc. *                                      2,623,746
   122,320   Roper Industries, Inc.                                    4,805,953
    94,440   Waters Corp.                                              3,928,704
                                                                    ------------
                                                                      11,358,403
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 0.9%
   118,850   Check Point Software Technologies Ltd. *                  2,890,432
                                                                    ------------
IT SERVICES -- 1.5%
    95,370   DST Systems, Inc. *                                       5,229,137
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 9.4%
   187,340   Analog Devices, Inc.                                      6,957,808
   108,250   KLA-Tencor Corp.                                          5,278,270
   108,310   Marvell Technology Group Ltd. *                           4,994,174
   144,800   Novellus Systems, Inc.                                    3,631,584
   396,810   PMC-Sierra, Inc. *                                        3,495,896
   270,670   Xilinx, Inc.                                              7,538,159
                                                                    ------------
                                                                      31,895,891
                                                                    ------------
SOFTWARE -- 9.1%
   142,800   Adobe Systems, Inc.                                       4,262,580
   262,530   Amdocs Ltd. *                                             7,279,957
    90,400   Electronic Arts, Inc. *                                   5,142,856
    68,690   Mercury Interactive Corp. *                               2,720,124
   517,258   Symantec Corp. *                                         11,721,066
                                                                    ------------
                                                                      31,126,583
                                                                    ------------
             TOTAL INFORMATION TECHNOLOGY                             95,410,466
                                                                    ------------
MATERIALS -- 1.3%

CHEMICALS -- 0.9%
    64,500   Praxair, Inc.                                             3,091,485
                                                                    ------------
METALS & MINING -- 0.4%
    38,300   Aber Diamond Corp.                                        1,402,084
                                                                    ------------
             TOTAL MATERIALS                                           4,493,569
                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.5%

WIRELESS TELECOMMUNICATION SERVICES -- 3.5%
   476,767   American Tower Corp., Class A Shares                     11,895,337

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS MID CAP GROWTH PORTFOLIO

September 30, 2005

             TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
               (Cost -- $289,778,501)                                332,868,017
                                                                    ------------

     PAR
    AMOUNT                        SECURITY                             VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%

CERTIFICATE OF DEPOSIT -- 1.7%
$6,016,000   Cargill, Inc., 0.032% due 10/3/05                      $  6,014,713
                                                                    ------------
COMMERCIAL PAPER -- 1.3%
 3,731,000   Citigroup Fdg Inc, 1.000% due 10/3/05                     3,730,200
   629,000   General Electric Capital Corp., 0.032% due 10/3/05          628,866
                                                                    ------------
             TOTAL COMMERCIAL PAPER                                    4,359,066
                                                                    ------------
             TOTAL SHORT-TERM INVESTMENTS
                (Cost -- $10,373,779)                                 10,373,779
                                                                    ------------
             TOTAL INVESTMENTS -- 100.6%
                (Cost -- $300,152,279#)                              343,241,796
                                                                    ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%         (2,066,303)
                                                                    ------------
             TOTAL NET ASSETS-- 100.0%                              $341,175,493
                                                                    ============
* Non-income producing security.
# Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's Policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

  Abbreviations used in this schedule:
  ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS VALUE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

 SHARES                             SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.9%

CONSUMER DISCRETIONARY -- 5.7%

HOTELS, RESTAURANTS & LEISURE -- 0.2%
 4,760   McDonald's Corp.                                             $  159,412
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS -- 0.4%
14,710   Hasbro, Inc.                                                    289,052
                                                                      ----------

MEDIA -- 2.7%
51,970   Reed Elsevier PLC                                               482,308
10,170   Tribune Co.                                                     344,661
26,330   Viacom, Inc., Class B Shares                                    869,154
13,000   Walt Disney Co.                                                 313,690
                                                                      ----------
                                                                       2,009,813
                                                                      ----------

SPECIALTY RETAIL -- 2.4%
42,710   Gap, Inc.                                                       744,435
 8,090   Lowe's Cos., Inc.                                               520,996
24,690   TJX Cos., Inc.                                                  505,651
                                                                      ----------
                                                                       1,771,082
                                                                      ----------
         TOTAL CONSUMER DISCRETIONARY                                  4,229,359
                                                                      ----------

CONSUMER STAPLES -- 10.3%

BEVERAGES -- 1.4%
 4,330   Coca-Cola Co.                                                   187,013
23,780   Diageo PLC                                                      342,922
 8,740   PepsiCo, Inc.                                                   495,645
                                                                      ----------
                                                                       1,025,580
                                                                      ----------

FOOD PRODUCTS -- 4.2%
24,406   Archer-Daniels-Midland Co.                                      601,852
15,670   H.J. Heinz Co.                                                  572,582
25,050   Kellogg Co.                                                   1,155,556
 1,485   Nestle SA                                                       436,629
19,810   Sara Lee Corp.                                                  375,400
                                                                      ----------
                                                                       3,142,019
                                                                      ----------

HOUSEHOLD PRODUCTS -- 1.3%
15,850   Kimberly-Clark Corp.                                            943,551
                                                                      ----------

TOBACCO -- 3.4%
34,500   Altria Group, Inc.                                            2,542,995
                                                                      ----------
         TOTAL CONSUMER STAPLES                                        7,654,145
                                                                      ----------

ENERGY -- 13.2%

ENERGY EQUIPMENT & SERVICES -- 0.6%
 6,770   Noble Corp.                                                     463,474
                                                                      ----------

OIL, GAS, & CONSUMABLE FUELS -- 12.6%
 2,150   Amerada Hess Corp.                                              295,625
15,400   BP PLC, Sponsored ADR                                         1,091,090
 9,824   Chevron Corp.                                                   635,908
35,490   ConocoPhillips                                                2,481,106
 9,310   Devon Energy Corp.                                              639,038
 8,770   EOG Resources, Inc.                                             656,873
26,280   Exxon Mobil Corp.                                             1,669,831
13,410   Total SA, Sponsored ADR                                       1,821,346
                                                                      ----------
                                                                       9,290,817
                                                                      ----------
         TOTAL ENERGY                                                  9,754,291
                                                                      ----------

FINANCIALS -- 26.9%

COMMERCIAL BANKS -- 9.2%
68,588   Bank of America Corp.                                         2,887,555
19,310   PNC Financial Services Group, Inc.                            1,120,366
23,130   SunTrust Banks, Inc.                                          1,606,378

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS VALUE PORTFOLIO

September 30, 2005

SHARES                               SECURITY                            VALUE
--------------------------------------------------------------------------------
BANKS (CONTINUED)
 4,486   UBS AG                                                      $   382,824
14,080   Wells Fargo & Co.                                               824,666
                                                                     -----------
                                                                       6,821,789
                                                                     -----------

CAPITAL MARKETS -- 0.9%
20,620   Mellon Financial Corp.                                          659,221
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES -- 10.8%
29,400   American Express Co.                                          1,478,232
 5,880   Ameriprise Financial, Inc. *                                    210,504
21,260   Fannie Mae                                                      952,873
 4,080   Franklin Resources, Inc.                                        342,557
12,630   Freddie Mac                                                     713,090
23,940   Goldman Sachs Group, Inc.                                     2,910,625
 4,360   JPMorgan Chase & Co.                                            147,935
 4,430   Lehman Brothers Holdings, Inc.                                  516,006
14,790   MBNA Corp.                                                      364,426
 6,380   Merrill Lynch & Co., Inc.                                       391,413
                                                                     -----------
                                                                       8,027,661
                                                                     -----------

INSURANCE -- 6.0%
 7,320   AFLAC, Inc.                                                     331,596
39,890   Allstate Corp.                                                2,205,518
 6,820   Chubb Corp.                                                     610,731
13,510   Hartford Financial Services Group, Inc.                       1,042,567
 4,440   Lincoln National Corp.                                          230,969
                                                                     -----------
                                                                       4,421,381
                                                                      ----------
         TOTAL FINANCIALS                                             19,930,052
                                                                     -----------

HEALTH CARE -- 6.3%

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
 6,020   Baxter International, Inc.                                      240,017
                                                                     -----------

PHARMACEUTICALS -- 6.0%
18,430   Abbott Laboratories                                             781,432
 1,820   Eli Lilly & Co.                                                  97,406
24,420   Johnson & Johnson                                             1,545,298
34,600   Merck & Co., Inc.                                               941,466
 5,820   Pfizer, Inc.                                                    145,326
20,030   Wyeth                                                           926,788
                                                                     -----------
                                                                       4,437,716
                                                                     -----------
         TOTAL HEALTH CARE                                             4,677,733
                                                                     -----------

INDUSTRIALS -- 13.1%

AEROSPACE & DEFENSE -- 5.1%
24,360   Lockheed Martin Corp.                                         1,486,934
24,010   Northrop Grumman Corp.                                        1,304,944
18,320   United Technologies Corp.                                       949,709
                                                                     -----------
                                                                       3,741,587
                                                                     -----------

AIR FREIGHT & LOGISTICS -- 0.2%
 3,190   CNF, Inc.                                                       167,475
                                                                     -----------

BUILDING PRODUCTS -- 1.7%
39,920   Masco Corp.                                                   1,224,746
                                                                     -----------

ELECTRICAL EQUIPMENT -- 1.0%
 8,180   Cooper Industries Ltd., Class A Shares                          565,565
 2,530   Emerson Electric Co.                                            181,654
                                                                     -----------
                                                                         747,219
                                                                     -----------

INDUSTRIAL CONGLOMERATES -- 0.2%
 6,510   Tyco International Ltd.                                         181,303
                                                                     -----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS VALUE PORTFOLIO

September 30, 2005

 SHARES                  SECURITY                                        VALUE
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)

MACHINERY -- 3.1%
 21,230   Deere & Co.                                                 $1,299,276
  2,820   Finning International, Inc.                                     97,259
  7,110   Illinois Tool Works, Inc.                                      585,366
  5,600   Sandvik AB                                                     279,218
                                                                      ----------
                                                                       2,261,119
                                                                      ----------

ROAD & RAIL -- 1.3%
 13,460   Burlington Northern Santa Fe Corp.                             804,908
  4,000   Norfolk Southern Corp.                                         162,240
                                                                      ----------
                                                                         967,148
                                                                      ----------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
  5,920   W. W. Grainger, Inc.                                           372,486
                                                                      ----------
          TOTAL INDUSTRIALS                                            9,663,083
                                                                      ----------

INFORMATION TECHNOLOGY -- 3.5%

COMMUNICATIONS EQUIPMENT -- 0.4%
 16,630   Cisco Systems, Inc. *                                          298,176
                                                                      ----------

IT SERVICES -- 1.6%
 47,540   Accenture Ltd., Class A Shares *                             1,210,369
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
  8,980   Analog Devices, Inc.                                           333,517
                                                                      ----------

SOFTWARE -- 1.0%
 31,520   Oracle Corp. *                                                 390,533
 17,010   Symantec Corp. *                                               385,446
                                                                      ----------
                                                                         775,979
                                                                      ----------
          TOTAL INFORMATION TECHNOLOGY                                 2,618,041
                                                                      ----------

MATERIALS -- 7.1%

CHEMICALS -- 5.7%
  1,030   Air Liquide SA                                                 190,022
 14,700   Air Products & Chemicals, Inc.                                 810,558
 15,460   Dow Chemical Co.                                               644,218
 18,860   E.I. du Pont de Nemours & Co.                                  738,746
 16,330   PPG Industries, Inc.                                           966,573
  4,910   Praxair, Inc.                                                  235,336
  6,040   Syngenta AG *                                                  634,927
                                                                      ----------
                                                                       4,220,380
                                                                      ----------

CONTAINERS & PACKAGING -- 0.2%
 15,800   Smurfit-Stone Container Corp. *                                163,688
                                                                      ----------

PAPER & FOREST PRODUCTS -- 1.2%
  3,800   Bowater, Inc.                                                  107,426
 25,200   International Paper Co.                                        750,960
                                                                      ----------
                                                                         858,386
                                                                      ----------
          TOTAL MATERIALS                                              5,242,454
                                                                      ----------

TELECOMMUNICATION SERVICES -- 5.3%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.9%
 71,790   Sprint Nextel Corp.                                          1,707,166
 34,760   Verizon Communications, Inc.                                 1,136,305
                                                                      ----------
                                                                       2,843,471
                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
399,960   Vodafone Group PLC                                           1,043,842
                                                                      ----------
          TOTAL TELECOMMUNICATION SERVICES                             3,887,313
                                                                      ----------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MFS VALUE PORTFOLIO

September 30, 2005

 SHARES                             SECURITY                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UTILITIES--5.5%

ELECTRIC UTILITIES -- 5.3%
 22,870   Dominion Resources, Inc.                                   $ 1,970,022
  4,270   Entergy Corp.                                                  317,346
  5,000   Exelon Corp.                                                   267,200
  3,330   FPL Group, Inc.                                                158,508
 13,110   PPL Corp.                                                      423,846
  5,800   Public Service Enterprise Group, Inc.                          373,288
  3,750   TXU Corp.                                                      423,300
                                                                     -----------
                                                                       3,933,510
                                                                     -----------

WATER UTILITIES -- 0.2%
  9,380   Nalco Holding Co. *                                            158,241
                                                                     -----------
          TOTAL UTILITIES                                              4,091,751
                                                                     -----------
          TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
             (Cost -- $63,902,605)                                    71,748,222
                                                                     -----------

PAR AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.7%

CERTIFICATE OF DEPOSIT -- 2.7%
$2,006,000   Cargill, Inc., 2.567% due 10/3/05
                (Cost -- $2,005,571)                                   2,005,571
                                                                     -----------
             TOTAL INVESTMENTS -- 99.6% (Cost -- $65,908,176#)        73,753,793
                                                                     -----------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%               311,569
                                                                     -----------
             TOTAL NET ASSETS -- 100.0%                              $74,065,362
                                                                     ===========

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

MONDRIAN INTERNATIONAL STOCK PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%

AUSTRALIA -- 8.3%
    264,800   Coles Myer Ltd.                                       $  2,076,487
    281,867   National Australia Bank Ltd. (a)                         7,119,991
  1,740,014   Telstra Corp., Ltd. (a)                                  5,412,662
     63,800   Wesfarmers Ltd.                                          1,957,808
                                                                    ------------
              TOTAL AUSTRALIA                                         16,566,948
                                                                    ------------

BELGIUM -- 5.1%
      8,700   Electrabel                                               4,374,522
    202,500   Fortis                                                   5,872,396
                                                                    ------------
              TOTAL BELGIUM                                           10,246,918
                                                                    ------------

FINLAND -- 1.4%
    141,500   UPM-Kymmene OYJ                                          2,840,834
                                                                    ------------

FRANCE -- 8.7%
     60,300   Compagnie de Saint-Gobain (a)                            3,479,888
     54,400   Societe Generale (a)                                     6,228,294
     27,639   Total SA (a)                                             7,568,585
                                                                    ------------
              TOTAL FRANCE                                            17,276,767
                                                                    ------------

GERMANY -- 6.3%
    139,100   Bayer AG (a)                                             5,113,989
    111,817   RWE AG                                                   7,422,332
                                                                    ------------
              TOTAL GERMANY                                           12,536,321
                                                                    ------------

HONG KONG -- 1.0%
    393,500   HongKong Electric Holdings Ltd.                          1,945,446
                                                                    ------------

ITALY -- 2.7%
  1,165,600   Banca Intesa SpA                                         5,449,750
                                                                    ------------

JAPAN -- 18.3%
    121,500   Canon, Inc.                                              6,573,944
      1,393   KDDI Corp. (a)                                           7,869,014
    414,000   Matsushita Electric Industrial Co., Ltd. (a)             7,026,983
    125,100   Takeda Pharmaceutical Co., Ltd. (a)                      7,464,372
    162,600   Toyota Motor Corp. (a)                                   7,462,995
                                                                    ------------
              TOTAL JAPAN                                             36,397,308
                                                                    ------------

NETHERLANDS -- 5.3%
    231,800   ING Groep NV (a)                                         6,926,120
    261,418   Reed Elsevier NV (a)                                     3,618,700
                                                                    ------------
              TOTAL NETHERLANDS                                       10,544,820
                                                                    ------------

SINGAPORE -- 1.9%
  1,048,320   Overseas-Chinese Banking Corp., Ltd.                     3,876,350
                                                                    ------------

SOUTH KOREA -- 1.4%
     48,000   POSCO, ADR                                               2,714,880
                                                                    ------------

SPAIN -- 9.1%
    514,400   Banco Santander Central Hispano SA                       6,779,480
    176,471   Iberdrola SA                                             4,947,337
    396,156   Telefonica SA                                            6,506,068
                                                                    ------------
              TOTAL SPAIN                                             18,232,885
                                                                    ------------

UNITED KINGDOM -- 29.1%
    584,600   Aviva PLC                                                6,439,089
    155,800   Boots Group PLC                                          1,677,468
    602,300   BP PLC                                                   7,177,558
    291,146   GlaxoSmithKline PLC                                      7,428,521
    448,200   HBOS PLC                                                 6,768,644

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MONDRIAN INTERNATIONAL STOCK PORTFOLIO

September 30, 2005

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
    801,100   Lloyds TSB Group PLC                                  $  6,619,572
    175,034   Rio Tinto PLC                                            7,178,970
    242,039   Royal Dutch Shell PLC, Class A Shares (a)                8,017,136
    628,700   Unilever PLC                                             6,585,541
                                                                    ------------
              TOTAL UNITED KINGDOM                                    57,892,499
                                                                    ------------
              TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
                 (Cost -- $178,053,599)                              196,521,726
                                                                    ------------

   PAR
  AMOUNT                            SECURITY                            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 23.9%

REPURCHASE AGREEMENT -- 1.6%
$ 3,177,000   State Street Bank & Trust Co., dated 9/30/05,
                 1.700% due 10/3/05; Proceeds at maturity -
                 $3,177,450; (Fully collateralized by U.S.
                 Treasury Note, 3.375% due 10/15/09; Market
                 value - $3,243,100)                                   3,177,000
                                                                    ------------

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL -- 22.3%
 44,430,126   State Street Navigator Securities Lending Trust
                 Prime Portfolio                                     44,430,126
                                                                   ------------
              TOTAL SHORT-TERM INVESTMENTS
                 (Cost -- $47,607,126)                               47,607,126
                                                                   ------------
              TOTAL INVESTMENTS -- 122.5%
                 (Cost -- $225,660,725#)                            244,128,852
                                                                   ------------
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.5)%      (44,865,068)
                                                                   ------------
              TOTAL NET ASSETS -- 100.0%                           $199,263,784
                                                                   ============

#    Aggregate cost for federal income tax purposes is substantially the same.
(a)  All or a portion of this security is on loan.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MONDRIAN INTL STOCK PORTFOLIO

Forward Foreign Currency Contracts to Sell:

                                             Value at        In Exchange   Net Unrealized
Settlement Date   Contacts to Deliver   September 30, 2005    for U.S.$    (Depreciation)
---------------   -------------------   ------------------   -----------   --------------
  10/31/2005      7,036,500   GBP           $12,443,319       12,202,417     $(240,902)
                                                                             ---------
                                                                             $(240,902)
                                                                             =========

GBP - British Pound Sterling

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

                     MONDRAIN INTERNATIONAL STOCK PORTFOLIO

                        SUMMARY OF INVESTMENTS BY SECTOR*

--------------------------------------------------------------------------------
FINANCIALS                                                                 31.1%
ENERGY                                                                     11.4%
TELECOMMUNICATION SERVICES                                                  9.9%
UTILITIES                                                                   9.3%
CONSUMER DISCRETIONARY                                                      9.1%
MATERIALS                                                                   8.9%
HEALTH CARE                                                                 7.5%
CONSUMER STAPLES                                                            5.2%
INFORMATION TECHNOLOGY                                                      3.3%
INDUSTRIALS                                                                 2.7%
OTHER                                                                       1.6%
--------------------------------------------------------------------------------
                                                                          100.0%
--------------------------------------------------------------------------------

* As a percentage of total market value (excluding securities purchased from securities lending collateral). Please note that Fund Holdings are as of September 30, 2005 and are subject to change.

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005


   FACE
  AMOUNT                                 SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENTS --
100.4%
CERTIFICATES OF
DEPOSIT -- 4.9%
$ 16,900,000    Depfa Bank PLC, 3.770% due 11/1/05(Cost - $16,845,136)           $     16,845,136
                                                                                 ----------------
COMMERCIAL PAPER
-- 95.5%
  16,500,000    Abbott Labs, 3.820% due 10/28/05                                       16,452,727
  11,705,000    American General Finance Corp., 3.730% due 11/3/05                     11,664,979
  16,000,000    Caterpillar Financial Services Corp., 3.640% due 10/6/05               15,991,911
  15,170,000    Chesham Finance LLC, 3.760% due 10/24/05                               15,133,558
  16,900,000    Danske Corp., 3.740% due 10/24/05                                      16,859,618
  16,900,000    Foxboro Funding Ltd., 3.820% due 10/26/05                              16,855,168
  17,000,000    Gannett Co., Inc., 3.730% due 11/2/05                                  16,943,636
  16,000,000    Goldman Sachs Group, Inc., 3.760% due 11/3/05                          15,944,853
  16,900,000    HBOS Treasury Services PLC, 3.745% due 10/28/05                        16,852,530
                HSBC Finance Corp.:
  16,900,000      3.730% due 11/2/05                                                   16,843,967
  16,500,000    ING U.S. Funding LLC, 3.755% due 11/4/05                               16,441,485
  17,000,000    Jupiter Securitization Corp., 3.770% due 10/31/05                      16,946,592
  16,900,000    Morgan Stanley Dean Witter, 3.760% due 10/27/05                        16,854,107
  16,900,000    Norddeutsche Landesbank Girozentrale, NY, 3.740% due 10/28/05          16,852,596
  16,900,000    Ormond Quay Funding. LLC, 3.780% due 11/1/05                           16,844,991
  15,800,000    Saint Germain Holdings Ltd., 3.700% due 10/4/05                        15,795,128
  16,900,000    Societe Generale NA, 3.725% due 10/3/05                                16,896,503
  16,900,000    Total Fina Elf, 3.730% due 10/21/05                                    16,864,979
  16,900,000    Toyota Motor Credit Corp., 3.720% due 11/2/05                          16,844,117
  15,613,000    UBS Finance Delaware LLC, 3.860% due 10/3/05                           15,609,652
                                                                                 ----------------
                TOTAL COMMERCIAL PAPER (Cost -- $325,493,099)                         325,493,099
                                                                                 ----------------
                TOTAL INVESTMENTS -- 100.4% (Cost -- $342,338,235)                    342,338,235
                                                                                 ----------------
                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                          (1,318,883)
                                                                                 ----------------
                TOTAL NET ASSETS -- 100.0%                                       $    341,019,352
                                                                                 ================


#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER FUND PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                              SECURITY                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%

CONSUMER DISCRETIONARY -- 14.0%

AUTO COMPONENTS -- 1.0%
 6,842   Johnson Controls, Inc.                                       $  424,546
                                                                      ----------

AUTOMOBILES -- 1.0%
42,873   Ford Motor Co.                                                  422,728
                                                                      ----------

MEDIA -- 6.4%
 6,105   Gannett Co., Inc.                                               420,207
18,450   McGraw-Hill Cos., Inc.                                          886,338
 5,405   Omnicom Group, Inc.                                             452,020
26,427   Reed Elsevier NV, Sponsored ADR                                 730,707
 6,463   Walt Disney Co.                                                 155,952
                                                                      ----------
                                                                       2,645,224
                                                                      ----------

MULTILINE RETAIL -- 3.2%
 1,797   Costco Wholesale Corp.                                           77,433
 3,485   Federated Department Stores, Inc.                               233,013
 5,680   Nordstrom, Inc.                                                 194,937
15,961   Target Corp.                                                    828,855
                                                                      ----------
                                                                       1,334,238
                                                                      ----------

SPECIALTY RETAIL -- 2.1%
 3,689   Barnes & Noble, Inc.                                            139,075
 1,566   GameStop Corp., Class B Shares *                                 44,459
 7,344   Gap, Inc.                                                       128,006
 2,157   Home Depot, Inc.                                                 82,268
 6,110   Lowe's Cos., Inc.                                               393,484
 4,769   Staples, Inc.                                                   101,675
                                                                      ----------
                                                                         888,967
                                                                      ----------

TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
 2,996   Liz Claiborne, Inc.                                             117,803
                                                                      ----------
         TOTAL CONSUMER DISCRETIONARY                                  5,833,506
                                                                      ----------

CONSUMER STAPLES -- 9.3%

BEVERAGES -- 1.3%
 9,343   PepsiCo, Inc.                                                   529,842
                                                                      ----------
FOOD & DRUG RETAILING -- 2.8%
 5,129   CVS Corp.                                                       148,792
10,555   Sysco Corp.                                                     331,111
16,349   Walgreen Co.                                                    710,364
                                                                      ----------
                                                                       1,190,267
                                                                      ----------

FOOD PRODUCTS -- 3.7%
10,710   Campbell Soup Co.                                               318,622
 5,806   General Mills, Inc.                                             279,849
 9,124   H.J. Heinz Co.                                                  333,391
 6,660   Hershey Co.                                                     375,025
   965   Kellogg Co.                                                      44,515
 9,549   Sara Lee Corp.                                                  180,954
                                                                      ----------
                                                                       1,532,356
                                                                      ----------

HOUSEHOLD PRODUCTS -- 1.3%
 1,786   Clorox Co.                                                       99,194
 8,276   Colgate-Palmolive Co.                                           436,890
                                                                      ----------
                                                                         536,084
                                                                      ----------

PERSONAL PRODUCTS -- 0.2%
 2,748   Estee Lauder Companies, Inc., Class A Shares                     95,713
                                                                      ----------
         TOTAL CONSUMER STAPLES                                        3,884,262
                                                                      ----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER FUND PORTFOLIO

September 30, 2005

SHARES                             SECURITY                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

ENERGY -- 9.6%

ENERGY EQUIPMENT & SERVICES -- 0.6%
 1,804   Schlumberger Ltd.                                            $  152,222
 1,558   Weatherford International Ltd. *                                106,972
                                                                      ----------
                                                                         259,194
                                                                      ----------

OIL & GAS -- 9.0%
 3,576   Apache Corp.                                                    268,987
15,348   Chevron Corp.                                                   993,476
 8,125   ConocoPhillips                                                  568,019
16,179   Exxon Mobil Corp.                                             1,028,013
 5,290   Occidental Petroleum Corp.                                      451,925
 7,783   Pioneer Natural Resources Co.                                   427,442
                                                                      ----------
                                                                       3,737,862
                                                                      ----------
         TOTAL ENERGY                                                  3,997,056
                                                                      ----------

FINANCIALS -- 16.1%

BANKS -- 7.1%
 5,495   Bank of America Corp.                                           231,340
 4,605   First Horizon National Corp.                                    167,392
16,374   National City Corp.                                             547,547
 6,985   SunTrust Banks, Inc.                                            485,108
13,431   U.S. Bancorp                                                    377,142
 4,522   Wachovia Corp.                                                  215,202
 9,449   Washington Mutual, Inc.                                         370,590
 6,471   Wells Fargo & Co.                                               379,006
 2,691   Zions Bancorp                                                   191,626
                                                                      ----------
                                                                       2,964,953
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES -- 6.3%
 6,518   American Express Co.                                            374,394
 5,124   Bank of New York Co., Inc.                                      150,697
 5,766   Citigroup, Inc.                                                 262,468
 6,199   Federated Investors, Inc., Class B Shares                       205,993
 6,115   Merrill Lynch & Co., Inc.                                       375,155
 9,867   State Street Corp.                                              482,694
12,094   T. Rowe Price Group, Inc.                                       789,738
                                                                      ----------
                                                                       2,641,139
                                                                      ----------

INSURANCE -- 2.7%
 1,738   ACE Ltd.                                                         81,807
 3,463   Axis Capital Holdings Ltd.                                       98,730
 6,736   Chubb Corp.                                                     603,209
 1,116   Hartford Financial Services Group, Inc.                          86,122
 1,727   Montpelier Re Holdings Ltd.                                      42,916
 4,009   SAFECO Corp.                                                    214,000
                                                                      ----------
                                                                       1,126,784
                                                                      ----------
         TOTAL FINANCIALS                                              6,732,876
                                                                      ----------

HEALTH CARE -- 11.2%

BIOTECHNOLOGY -- 0.2%
 1,003   Amgen, Inc. *                                                    79,909
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
 9,363   Becton, Dickinson, & Co.                                        490,902
 4,605   Biomet, Inc.                                                    159,840
 3,196   Medtronic, Inc.                                                 171,370
 2,787   Stryker Corp.                                                   137,761
                                                                      ----------
                                                                         959,873
                                                                      ----------

PHARMACEUTICALS -- 8.7%
 8,997   Abbott Laboratories                                             381,473
 6,880   Barr Pharmaceuticals, Inc. *                                    377,850

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER FUND PORTFOLIO

September 30, 2005

SHARES                              SECURITY                             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)

 6,831   Bristol-Myers Squibb Co.                                     $  164,354
 5,842   Eli Lilly & Co.                                                 312,664
11,616   Johnson & Johnson                                               735,061
 7,944   Merck & Co., Inc.                                               216,156
 6,209   Mylan Laboratories, Inc.                                        119,585
 7,328   Novartis AG, ADR                                                373,728
 1,493   Pfizer, Inc.                                                     37,280
 4,670   Roche Holding AG, Sponsored ADR                                 325,641
23,166   Schering-Plough Corp.                                           487,644
 3,303   Teva Pharmaceutical Industries Ltd., Sponsored ADR              110,386
                                                                      ----------
                                                                       3,641,822
                                                                      ----------
         TOTAL HEALTH CARE                                             4,681,604
                                                                      ----------

INDUSTRIALS -- 12.4%

AEROSPACE & DEFENSE -- 2.4%
 3,851   General Dynamics Corp.                                          460,387
10,624   United Technologies Corp.                                       550,748
                                                                      ----------
                                                                       1,011,135
                                                                      ----------

AIRLINES -- 0.5%
13,933   Southwest Airlines Co.                                          206,905
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES -- 1.0%
 6,166   Automatic Data Processing, Inc.                                 265,385
 3,343   Fiserv, Inc. *                                                  153,343
                                                                      ----------
                                                                         418,728
                                                                      ----------

ELECTRICAL EQUIPMENT -- 0.8%
 2,731   Emerson Electric Co.                                            196,086
 2,636   Rockwell Automation, Inc.                                       139,444
                                                                      ----------
                                                                         335,530
                                                                      ----------

INDUSTRIAL CONGLOMERATES -- 0.9%
10,785   General Electric Co.                                            363,131
                                                                      ----------

MACHINERY -- 3.8%
 8,002   Caterpillar, Inc.                                               470,118
 7,944   Deere & Co.                                                     486,173
 7,551   PACCAR, Inc.                                                    512,637
 1,493   Parker Hannifin Corp.                                            96,015
                                                                      ----------
                                                                       1,564,943
                                                                      ----------

ROAD & RAIL -- 3.0%
 6,477   Burlington Northern Santa Fe Corp.                              387,325
21,507   Norfolk Southern Corp.                                          872,324
                                                                      ----------
                                                                       1,259,649
                                                                      ----------
         TOTAL INDUSTRIALS                                             5,160,021
                                                                      ----------

INFORMATION TECHNOLOGY -- 12.9%

COMMUNICATIONS EQUIPMENT -- 2.3%
26,921   Motorola, Inc.                                                  594,685
22,076   Nokia Oyj, Sponsored ADR                                        373,305
                                                                      ----------
                                                                         967,990
                                                                      ----------

COMPUTERS & PERIPHERALS -- 2.5%
11,094   Dell, Inc. *                                                    379,415
 3,356   EMC Corp. *                                                      43,427
15,308   Hewlett-Packard Co.                                             446,993
39,579   Sun Microsystems, Inc. *                                        155,150
                                                                      ----------
                                                                       1,024,985
                                                                      ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
 3,332   Diebold, Inc.                                                   114,821
                                                                      ----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER FUND PORTFOLIO

September 30, 2005

 SHARES                           SECURITY                               VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

IT SERVICES -- 0.8%
  3,441   Computer Sciences Corp. *                                   $  162,794
  3,441   DST Systems, Inc. *                                            188,670
                                                                      ----------
                                                                         351,464
                                                                      ----------

OFFICE ELECTRONICS -- 1.0%
  7,577   Canon, Inc., Sponsored ADR                                     411,128
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
 10,470   Applied Materials, Inc.                                        177,571
  2,970   Freescale Semiconductor, Inc., Class B Shares *                 70,033
 19,776   Intel Corp.                                                    487,478
 17,517   Texas Instruments, Inc.                                        593,826
                                                                      ----------
                                                                       1,328,908
                                                                      ----------

SOFTWARE -- 2.8%
 11,205   Adobe Systems, Inc.                                            334,469
 18,781   Microsoft Corp.                                                483,235
 15,006   Symantec Corp. *                                               340,036
                                                                      ----------
                                                                       1,157,740
                                                                      ----------
          TOTAL INFORMATION TECHNOLOGY                                 5,357,036
                                                                      ----------

MATERIALS -- 7.3%

CHEMICALS -- 1.8%
  3,004   Air Products & Chemicals, Inc.                                 165,641
  5,639   E.I. du Pont de Nemours & Co.                                  220,880
  3,986   Ecolab, Inc.                                                   127,273
  2,439   PPG Industries, Inc.                                           144,364
  1,795   Praxair, Inc.                                                   86,034
                                                                      ----------
                                                                         744,192
                                                                      ----------

METALS & MINING -- 5.1%
  6,108   Alcoa, Inc.                                                    149,157
  3,091   BHP Billiton Ltd., Sponsored ADR                               105,650
  8,691   Inco Ltd.                                                      411,519
  1,468   Newmont Mining Corp.                                            69,246
  4,363   Phelps Dodge Corp.                                             566,885
  5,169   Rio Tinto PLC, Sponsored ADR                                   849,267
                                                                      ----------
                                                                       2,151,724
                                                                      ----------

PAPER & FOREST PRODUCTS -- 0.4%
  5,494   MeadWestvaco Corp.                                             151,744
                                                                      ----------
          TOTAL MATERIALS                                              3,047,660
                                                                      ----------

TELECOMMUNICATION SERVICES -- 3.6%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.6%
  3,082   ALLTEL Corp.                                                   200,669
 18,648   BellSouth Corp.                                                490,442
 25,810   SBC Communications, Inc.                                       618,666
  6,026   Verizon Communications, Inc.                                   196,990
                                                                      ----------
          TOTAL TELECOMMUNICATION SERVICES                             1,506,767
                                                                      ----------

UTILITIES -- 1.8%

ELECTRIC UTILITIES -- 1.3%
  4,541   Consolidated Edison, Inc.                                      220,465
    898   Exelon Corp.                                                    47,989
  7,260   Southern Co.                                                   259,618
                                                                      ----------
                                                                         528,072
                                                                      ----------

GAS UTILITIES -- 0.3%
  3,379   KeySpan Corp.                                                  124,280
                                                                      ----------

WATER UTILITIES -- 0.2%
  2,248   Aqua America, Inc.                                              85,469
                                                                      ----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER FUND PORTFOLIO

September 30, 2005

 SHARES                            SECURITY                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

          TOTAL UTILITIES                                                737,821
                                                                     -----------
          TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
             (Cost -- $33,227,406)                                    40,938,609
                                                                     -----------

  PAR
 AMOUNT                           SECURITY                              VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.0%

REPURCHASE AGREEMENT -- 2.0%
$838,000   State Street Bank & Trust Co., 1.200% due 10/3/05,
              dated 9/30/05; Proceeds at maturity - $838,084;
              (Fully collateralized by U.S. Treasury Note, 3.625%
              due 5/15/13; Market value - $858,000)
              (Cost-- $838,000)                                     $   838,000
                                                                    -----------
           TOTAL INVESTMENTS -- 100.2% (Cost -- $34,065,406#)        41,776,609
                                                                    -----------
           LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%              (80,538)
                                                                    -----------
           TOTAL NET ASSETS -- 100.0%                               $41,696,071
                                                                    ===========

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     ADR - American Depositary Receipt

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER MID CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

SHARES                             SECURITY                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.9%

CONSUMER DISCRETIONARY -- 16.4%

HOTELS, RESTAURANTS & LEISURE -- 2.7%
 2,755   Expedia, Inc. *                                                $ 54,577
 1,035   Royal Caribbean Cruises Ltd.                                     44,712
 1,650   Ruby Tuesday, Inc.                                               35,904
                                                                        --------
                                                                         135,193
                                                                        --------

HOUSEHOLD DURABLES -- 0.5%
   350   Whirlpool Corp.                                                  26,519
                                                                        --------

LEISURE EQUIPMENT & PRODUCTS -- 1.8%
 1,950   Eastman Kodak Co.                                                47,443
 2,395   Mattel, Inc.                                                     39,949
                                                                        --------
                                                                          87,392
                                                                        --------

MEDIA -- 5.7%
 1,865   Clear Channel Communications, Inc.                               61,340
 1,630   Entercom Communications Corp. *                                  51,492
 6,210   Interpublic Group of Cos., Inc. *                                72,284
 1,910   Regal Entertainment Group, Class A Shares                        38,276
 1,695   Tribune Co.                                                      57,444
                                                                        --------
                                                                         280,836
                                                                        --------

MULTILINE RETAIL -- 0.9%
   705   Federated Department Stores, Inc.                                47,143
                                                                        --------

SPECIALTY RETAIL -- 3.7%
 5,280   Blockbuster, Inc.                                                25,080
 4,705   Foot Locker, Inc.                                               103,228
 1,390   Tiffany & Co.                                                    55,280
                                                                        --------
                                                                         183,588
                                                                        --------

TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
 1,355   Liz Claiborne, Inc.                                              53,279
                                                                        --------
         TOTAL CONSUMER DISCRETIONARY                                    813,950
                                                                        --------

CONSUMER STAPLES -- 4.6%

BEVERAGES -- 1.2%
   920   Molson Coors Brewing Co., Class B Shares                         58,889
                                                                        --------

FOOD & DRUG RETAILING -- 2.4%
 2,485   BJ's Wholesale Club, Inc. *                                      69,083
 1,785   CVS Corp.                                                        51,783
                                                                        --------
                                                                         120,866
                                                                        --------

FOOD PRODUCTS -- 1.0%
   325   Dean Foods Co.                                                   12,630
 1,025   H.J. Heinz Co.                                                   37,453
                                                                        --------
                                                                          50,083
                                                                        --------
         TOTAL CONSUMER STAPLES                                          229,838
                                                                        --------

ENERGY -- 6.8%

ENERGY EQUIPMENT & SERVICES -- 2.3%
   650   ENSCO International, Inc.                                        30,283
   395   Nabors Industries Ltd. *                                         28,373
   450   Transocean, Inc. *                                               27,589
   410   Weatherford International Ltd. *                                 28,151
                                                                        --------
                                                                         114,396
                                                                        --------

OIL & GAS -- 4.5%
 1,130   Ashland, Inc.                                                    62,421
   930   Devon Energy Corp.                                               63,836
   770   Occidental Petroleum Corp.                                       65,781
    75   Pioneer Natural Resources Co.                                     4,119

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER MID CAP VALUE PORTFOLIO

September 30, 2005

SHARES                             SECURITY                              VALUE
--------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
   375   Tesoro Corp.                                                 $   25,215
                                                                      ----------
                                                                         221,372
                                                                      ----------
         TOTAL ENERGY                                                    335,768
                                                                      ----------

FINANCIALS -- 21.3%

BANKS -- 5.8%
   685   City National Corp.                                              48,012
 2,420   Hudson City Bancorp, Inc.                                        28,798
 1,670   KeyCorp                                                          53,857
 1,040   Marshall & Ilsley Corp.                                          45,250
 1,355   North Fork Bancorporation, Inc.                                  34,553
 1,280   Sovereign Bancorp, Inc.                                          28,211
   660   Zions Bancorp                                                    46,999
                                                                      ----------
                                                                         285,680
                                                                      ----------

DIVERSIFIED FINANCIAL SERVICES -- 6.7%
 1,020   A.G. Edwards, Inc.                                               44,686
   655   Bear Stearns Cos., Inc.                                          71,886
 2,645   Federated Investors, Inc., Class B Shares                        87,893
   500   Marsh & McLennan Cos., Inc.                                      15,195
 2,360   Mellon Financial Corp.                                           75,449
 2,180   Providian Financial Corp. *                                      38,543
                                                                      ----------
                                                                         333,652
                                                                      ----------

INSURANCE -- 8.8%
 1,390   Assurant, Inc.                                                   52,903
 1,365   Platinum Underwriters Holdings Ltd.                              40,800
 2,355   PMI Group, Inc.                                                  93,894
 1,015   SAFECO Corp.                                                     54,181
 3,200   UnumProvident Corp.                                              65,600
   115   White Mountains Insurance Group Ltd.                             69,460
 1,640   Willis Group Holdings Ltd.                                       61,582
                                                                      ----------
                                                                         438,420
                                                                      ----------
         TOTAL FINANCIALS                                              1,057,752
                                                                      ----------

HEALTH CARE -- 8.5%

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
 2,740   Boston Scientific Corp. *                                        64,034
                                                                      ----------

HEALTH CARE PROVIDERS & SERVICES -- 5.3%
   715   CIGNA Corp.                                                      84,270
 1,265   Laboratory Corporation of America Holdings *                     61,618
   660   McKesson Corp.                                                   31,317
 6,520   Tenet Healthcare Corp. *                                         73,219
   300   Triad Hospitals, Inc. *                                          13,581
                                                                      ----------
                                                                         264,005
                                                                      ----------

PHARMACEUTICALS -- 1.9%
   125   Par Pharmaceutical Cos., Inc. *                                   3,327
 3,260   Perrigo Co.                                                      46,651
 1,130   Shire Pharmaceuticals Group PLC                                  41,799
                                                                      ----------
                                                                          91,777
                                                                      ----------
         TOTAL HEALTH CARE                                               419,816
                                                                      ----------

INDUSTRIALS -- 11.8%

BUILDING PRODUCTS -- 1.2%
 1,250   American Standard Cos., Inc.                                     58,188
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES -- 5.0%
 2,800   BISYS Group, Inc. *                                              37,604
   820   Dun & Bradstreet Corp. *                                         54,013
 2,130   R.R. Donnelley & Sons Co.                                        78,959

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER MID CAP VALUE PORTFOLIO

September 30, 2005

SHARES                             SECURITY                               VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
 2,230   Republic Services, Inc.                                        $ 78,697
                                                                        --------
                                                                         249,273
                                                                        --------

INDUSTRIAL CONGLOMERATES -- 2.0%
 3,870   Safeway, Inc.                                                    99,072
                                                                        --------

MACHINERY -- 1.1%
   930   Deere & Co.                                                      56,916
                                                                        --------

ROAD & RAIL -- 0.8%
   540   Canadian National Railway Co.                                    38,335
                                                                        --------

TRADING COMPANIES & DISTRIBUTORS -- 1.7%
 1,360   W. W. Grainger, Inc.                                             85,571
                                                                        --------
         TOTAL INDUSTRIALS                                               587,355
                                                                        --------

INFORMATION TECHNOLOGY -- 7.1%

COMMUNICATIONS EQUIPMENT -- 1.9%
 1,180   Scientific-Atlanta, Inc.                                         44,262
 4,780   Tellabs, Inc. *                                                  50,286
                                                                        --------
                                                                          94,548
                                                                        --------

COMPUTERS & PERIPHERALS -- 2.2%
 1,340   Imation Corp.                                                    57,446
   610   Lexmark International, Inc., Class A Shares *                    37,240
   400   NCR Corp. *                                                      12,764
                                                                        --------
                                                                         107,450
                                                                        --------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
 7,235   Symbol Technologies, Inc.                                        70,035
 4,450   Xerox Corp. *                                                    60,742
                                                                        --------
                                                                         130,777
                                                                        --------

INTERNET SOFTWARE & SERVICES -- 0.4%
   680   IAC/InterActiveCorp *                                            17,238
                                                                        --------
         TOTAL INFORMATION TECHNOLOGY                                    350,013
                                                                        --------

MATERIALS -- 7.2%

CHEMICALS -- 3.1%
 1,545   Air Products & Chemicals, Inc.                                   85,191
 1,220   PPG Industries, Inc.                                             72,212
                                                                        --------
                                                                         157,403
                                                                        --------

CONTAINERS & PACKAGING -- 1.6%
 2,125   Ball Corp.                                                       78,072
                                                                        --------

METALS & MINING -- 1.4%
   930   Freeport-McMoRan Copper & Gold, Inc., Class B Shares             45,189
 1,150   Novelis, Inc.                                                    24,656
                                                                        --------
                                                                          69,845
                                                                        --------

PAPER & FOREST PRODUCTS -- 1.1%
 1,950   MeadWestvaco Corp.                                               53,859
                                                                        --------
         TOTAL MATERIALS                                                 359,179
                                                                        --------

TELECOMMUNICATION SERVICES -- 2.0%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
 1,425   CenturyTel, Inc.                                                 49,846
11,390   Cincinnati Bell, Inc. *                                          50,230
                                                                        --------
         TOTAL TELECOMMUNICATION SERVICES                                100,076
                                                                        --------

UTILITIES -- 8.2%

ELECTRIC UTILITIES -- 6.6%
 1,090   Edison International                                             51,535

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

PIONEER MID CAP VALUE PORTFOLIO

September 30, 2005

SHARES                             SECURITY                              VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES  (CONTINUED)
   620   Entergy Corp.                                                    46,078
 1,365   NRG Energy, Inc. *                                           $   58,149
 1,640   NSTAR                                                            47,429
 1,680   PG&E Corp.                                                       65,940
 3,940   Reliant Energy, Inc. *                                           60,834
                                                                      ----------
                                                                         329,965
                                                                      ----------

GAS UTILITIES -- 0.4%
   770   Atmos Energy Corp.                                               21,753
                                                                      ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.2%
   930   Constellation Energy Group, Inc.                                 57,288
                                                                      ----------
         TOTAL UTILITIES                                                 409,006
                                                                      ----------
         TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
            (Cost -- $4,530,407)                                       4,662,753

  PAR
 AMOUNT                         SECURITY                                VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.4%

REPURCHASE AGREEMENT -- 7.4%
$370,000   State Street Bank & Trust Co., dated 9/30/05, 1.200%
              due 10/03/05; Proceeds due at maturity - $370,037;
              (Fully collateralized by U.S. Treasury Bonds, 3.625%
              due 5/15/13; Market value - $380,250)
              (Cost -- $370,000)                                        370,000
                                                                     ----------
           TOTAL INVESTMENTS -- 101.3% (Cost -- $4,900,407#)          5,032,753
                                                                     ----------
           LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3)%              (66,115)
                                                                     ----------
           TOTAL NET ASSETS -- 100.0%                                $4,966,638
                                                                     ==========

#    Aggregate cost for federal income tax purposes is substantially the same.
*    Non-income producing security.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 91.5%

CONSUMER DISCRETIONARY -- 14.7%

AUTOMOBILES -- 0.2%
       317   Thor Industries, Inc.                                  $    10,778
                                                                    -----------
DISTRIBUTORS -- 0.7%
       675   Beacon Roofing Supply, Inc. *                               22,052
       331   Navarre Corp. *                                              1,917
       311   WESCO International, Inc. *                                 10,534
                                                                    -----------
                                                                         34,503
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
       406   Alliance Gaming Corp. *                                      4,405
       480   Ambassadors Group, Inc.                                     10,704
       400   California Pizza Kitchen, Inc. *                            11,696
       820   Century Casinos, Inc. *                                      5,830
       305   Four Seasons Hotels, Inc.                                   17,507
     1,483   Great Canadian Gaming Corp. *                               22,674
       287   Jack in the Box, Inc *                                       8,584
       715   Mikohn Gaming Corp. *                                        9,502
       981   Multimedia Games, Inc. *                                     9,526
       235   Papa John's International, Inc. *                           11,778
       326   Pinnacle Entertainment, Inc.                                 5,976
       830   Shuffle Master, Inc. *                                      21,937
       316   Texas Roadhouse, Inc. *                                      4,708
                                                                    -----------
                                                                        144,827
                                                                    -----------
HOUSEHOLD DURABLES -- 0.7%
       905   Knoll, Inc.                                                 16,607
        91   Matthews International Corp., Class A Shares                 3,439
       182   Stanley Furniture Co., Inc.                                  4,766
       335   WCI Communities, Inc. *                                      9,504
                                                                    -----------
                                                                         34,316
                                                                    -----------
INTERNET & CATALOG RETAIL -- 1.7%
       180   Baby Universe, Inc. *                                        1,530
     6,635   DrugMax, Inc. *                                             12,142
       934   Insight Enterprises, Inc. *                                 17,372
       555   NetFlix, Inc. *                                             14,425
       512   Priceline.com, Inc. *                                        9,892
     2,555   ValueVision Media, Inc.*                                    28,999
                                                                    -----------
                                                                         84,360
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
       330   Build-A-Bear Workshop, Inc. *                                7,359
     1,245   K2, Inc. *                                                  14,193
     1,625   Marvel Entertainment, Inc. *                                29,039
       552   Oakley, Inc.                                                 9,571
       251   RC2 Corp. *                                                  8,474
                                                                    -----------
                                                                         68,636
                                                                    -----------
MEDIA -- 1.9%
     2,745   Harris Interactive, Inc. *                                  11,721
     4,250   Lions Gate Entertainment Corp. *                            40,545
       712   Playboy Enterprises, Inc., Class B Shares*                  10,039
     1,327   Sonic Solutions, Inc. *                                     28,531
     1,604   TiVo, Inc. *                                                 8,806
                                                                    -----------
                                                                         99,642
                                                                    -----------
SPECIALTY RETAIL -- 3.1%
       470   Aaron Rents, Inc.                                            9,940
       322   America's Car-Mart, Inc. *                                   5,777
       481   Cabela's, Inc., Class A Shares *                             8,836
       177   Charlotte Russe Holding, Inc. *                              2,358

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
SPECIALTY RETAIL  (CONTINUED)
       289   Children's Place Retail Stores, Inc. *                 $    10,300
       574   CSK Auto Corp. *                                             8,541
       254   DSW, Inc., Class A Shares *                                  5,385
       150   Guitar Center, Inc. *                                        8,281
     2,160   Gymboree Corp. (The) *                                      29,462
       330   Jos. A. Bank Clothiers, Inc. *                              14,263
       502   Restoration Hardware, Inc. *                                 3,173
       160   Rush Enterprises, Inc., Class A Shares *                     2,445
       572   Select Comfort Corp. *                                      11,428
       315   Sports Authority, Inc. *                                     9,274
       177   Talbots, Inc. (The)                                          5,296
       765   Zumiez, Inc. *                                              24,962
                                                                    -----------
                                                                        159,721
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
       842   Carter's, Inc. *                                            47,826
       304   Deckers Outdoor Corp. *                                      7,314
       186   Oxford Industries, Inc.                                      8,392
       370   Phillips-Van Heusen Corp.                                   11,477
     1,330   Quiksilver, Inc. *                                          19,219
       405   Volcom, Inc. *                                              11,344
       465   Warnaco Group, Inc. (The) *                                 10,188
                                                                    -----------
                                                                        115,760
                                                                    -----------
             TOTAL CONSUMER DISCRETIONARY                               752,543
                                                                    -----------
CONSUMER STAPLES -- 1.9%

BEVERAGES -- 0.2%
       179   Hansen Natural Corp. *                                       8,428
                                                                    -----------
FOOD & DRUG RETAILING -- 0.8%
        38   Central European Distribution Corp *                         1,618
       300   Flowers Foods, Inc.                                          8,184
       328   Longs Drug Stores Corp.                                     14,068
       302   Provide Commerce, Inc. *                                     7,330
       885   Wild Oats Markets, Inc. *                                   11,381
                                                                    -----------
                                                                         42,581
                                                                    -----------
FOOD PRODUCTS -- 0.5%
       318   Gold Kist, Inc. *                                            6,217
       665   TreeHouse Foods, Inc. *                                     17,875
                                                                    -----------
                                                                         24,092
                                                                    -----------
HOUSEHOLD PRODUCTS -- 0.2%
       860   Prestige Brands Holdings, Inc. *                            10,595
                                                                    -----------
PERSONAL PRODUCTS -- 0.2%
       508   NBTY, Inc. *                                                11,938
                                                                    -----------
             TOTAL CONSUMER STAPLES                                      97,634
                                                                    -----------
ENERGY -- 5.4%

ENERGY EQUIPMENT & SERVICES -- 2.0%
       373   Cal Dive International, Inc. *                              23,652
       173   Helmerich & Payne, Inc.                                     10,447
       715   Key Energy Services, Inc. *                                 10,546
       227   Lone Star Technologies, Inc. *                              12,619
       389   Oil States International, Inc. *                            14,125
       502   Superior Energy Services, Inc. *                            11,591
       456   TETRA Technologies, Inc. *                                  14,236
       128   W-H Energy Services, Inc. *                                  4,150
                                                                    -----------
                                                                        101,366
                                                                    -----------
OIL, GAS & CONSUMABLES FUELS -- 3.4%
       285   Bill Barrett Corp. *                                        10,494
       512   Callon Petroleum Co. *                                      10,716

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
OIL, GAS & CONSUMABLES  (CONTINUED)
       165   Carrizo Oil & Gas, Inc. *                              $     4,835
       330   Clayton Williams Energy, Inc. *                             14,256
       421   Frontier Oil Corp.                                          18,671
       665   Gasco Energy, Inc. *                                         4,422
       103   Holly Corp.                                                  6,590
       664   KCS Energy, Inc. *                                          18,280
       282   Remington Oil & Gas Corp. *                                 11,703
       239   Spinnaker Exploration Co. *                                 15,461
       326   W&T Offshore, Inc.                                          10,572
     2,049   Western Oil Sands, Inc., Class A Shares*                    48,624
                                                                    -----------
                                                                        174,624
                                                                    -----------
             TOTAL ENERGY                                               275,990
                                                                    -----------
FINANCIALS -- 10.7%

COMMERCIAL BANKS -- 3.3%
       107   Accredited Home Lenders Holding Co. *                        3,762
       126   Boston Private Financial Holdings, Inc.                      3,344
       167   Cascade Bancorp                                              3,489
       111   City Holding Co.                                             3,970
       570   Community Bancorp *                                         18,804
       130   Corus Bankshares, Inc.                                       7,128
       872   First Bancorp                                               14,754
       198   Frontier Financial Corp.                                     5,742
       318   Glacier Bancorp, Inc.                                        9,817
       334   Hanmi Financial Corp.                                        5,995
       500   iPayment Holdings, Inc. *                                   18,920
       330   Placer Sierra Bancshares                                     9,065
       120   Preferred Bank                                               4,823
       296   SVB Financial Group                                         14,398
       776   TrustCo Bank Corp NY                                         9,723
       960   Western Alliance Bancorp *                                  26,976
       624   Wilshire Bancorp, Inc.                                       9,547
                                                                    -----------
                                                                        170,257
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
       303   Advanta Corp., Class B Shares                                8,554
       210   Affiliated Managers Group, Inc. *                           15,208
       322   Asset Acceptance Capital Corp. *                             9,650
       970   Calamos Asset Management, Inc., Class A Shares              23,940
       357   CompuCredit Corp. *                                         15,858
     2,370   Euronet Worldwide, Inc. *                                   70,128
       118   First Cash Financial Services, Inc. *                        3,106
       269   Gladstone Capital Corp.                                      6,066
     1,065   International Securities Exchange, Inc. *                   24,921
       478   Jackson Hewitt Tax Service, Inc.                            11,429
       152   Portfolio Recovery Associates, Inc. *                        6,563
       175   United PanAm Financial Corp. *                               4,370
       210   Walter Industries, Inc.                                     10,273
                                                                    -----------
                                                                        210,066
                                                                    -----------
INSURANCE -- 1.1%
       540   HealthExtras, Inc. *                                        11,545
     1,120   James River Group, Inc. *                                   19,712
       138   ProAssurance Corp. *                                         6,440
       261   Selective Insurance Group, Inc.                             12,763
       447   U.S.I Holdings Corp. *                                       5,807
                                                                    -----------
                                                                         56,267
                                                                    -----------
REAL ESTATE -- 2.2%
        48   Alexandria Real Estate Equities, Inc.                        3,969
       163   American Home Mortgage Investment Corp.                      4,939
       600   Bluegreen Corp. *                                           10,590
       141   Brookfield Homes Corp.                                       7,830

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
REAL ESTATE  (CONTINUED)
        76   Corrections Corporation of America *                   $     3,017
       522   Digital Realty Trust, Inc.                                   9,396
       654   Equity One, Inc.                                            15,205
       577   Jones Lang LaSalle, Inc.                                    26,577
       357   RAIT Investment Trust                                       10,174
       203   Sovran Self Storage, Inc.                                    9,937
       284   Town & Country Trust                                         8,242
                                                                    -----------
                                                                        109,876
                                                                    -----------
             TOTAL FINANCIALS                                           546,466
                                                                    -----------
HEALTH CARE -- 18.5%

BIOTECHNOLOGY -- 4.1%
       968   Alkermes, Inc. *                                            16,262
       800   Bioenvision, Inc. *                                          6,424
       665   BioMarin Pharmaceuticals, Inc. *                             5,806
       500   Cotherix, Inc. *                                             6,975
       526   deCODE genetics, Inc. *                                      4,413
       800   Geron Corp. *                                                8,216
       670   Human Genome Sciences, Inc. *                                9,105
       171   Kos Pharmaceuticals, Inc. *                                 11,445
       794   LifeCell Corp. *                                            17,174
     1,147   Luminex Corp. *                                             11,516
       228   Momenta Pharmaceuticals, Inc. *                              6,213
       600   NeoPharm, Inc. *                                             7,440
       300   Neurocrine Biosciences, Inc. *                              14,757
       477   OraSure Technologies, Inc. *                                 4,498
       605   PRA International *                                         18,338
       284   Serologicals Corp. *                                         6,407
       737   Tanox, Inc. *                                               10,797
       185   Techne Corp. *                                              10,541
       418   United Therapeutics Corp. *                                 29,177
     1,215   ViaCell, Inc. *                                              7,047
                                                                    -----------
                                                                        212,551
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
       157   Advanced Medical Optics, Inc. *                              5,958
       727   American Medical Systems Holdings, Inc. *                   14,649
       440   AtriCure, Inc. *                                             6,116
       197   Biosite, Inc. *                                             12,186
     1,050   Conor Medsystems, Inc. *                                    24,675
       400   CryoCor, Inc. *                                              2,580
     1,208   Encore Medical Corp. *                                       5,678
       225   Foxhollow Technologies, Inc. *                              10,712
       455   Greatbatch, Inc. *                                          12,485
     1,395   I-Flow Corp. *                                              19,125
       375   Illumina, Inc. *                                             4,804
        83   Intuitive Surgical, Inc. *                                   6,083
       333   Kyphon, Inc. *                                              14,632
         3   Laserscope *                                                    85
       241   Mentor Corp.                                                13,257
       251   Molecular Devices Corp. *                                    5,243
       407   Palomar Medical Technologies, Inc. *                        10,676
     1,330   SeraCare Life Sciences, Inc. *                              23,621
       178   STERIS Corp.                                                 4,235
       357   Sybron Dental Specialties, Inc. *                           14,844
       380   Symmetry Medical, Inc. *                                     9,006
       944   Thoratec Corp. *                                            16,765
       816   TriPath Imaging, Inc. *                                      5,761
       155   Ventana Medical Systems, Inc. *                              5,901
       595   Wright Medical Group, Inc. *                                14,685
                                                                    -----------
                                                                        263,762
                                                                    -----------

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
HEALTH CARE  (CONTINUED)

HEALTH CARE PROVIDERS & SERVICES -- 6.7%
       640   Advisory Board Co. *                                   $    33,306
        64   Amedisys, Inc. *                                             2,496
       335   American Healthways, Inc. *                                 14,204
     1,141   Beverly Enterprises, Inc. *                                 13,977
     1,680   Centene Corp. *                                             42,050
       615   ev3, Inc. *                                                 11,531
       577   First Horizon Pharmaceutical Corp. *                        11,465
     1,070   Hythiam, Inc. *                                              7,083
     1,070   LHC Group, Inc. *                                           16,531
       316   Matria Healthcare, Inc. *                                   11,929
       676   Odyssey HealthCare, Inc. *                                  11,472
     2,325   Omnicell, Inc. *                                            22,622
       596   Orchid Cellmark, Inc. *                                      5,066
       618   Per-Se Technologies, Inc. *                                 12,768
     2,476   PSS World Medical, Inc. *                                   33,030
       795   Radiation Therapy Services, Inc. *                          25,329
       148   Sierra Health Services, Inc. *                              10,193
        38   Sunrise Senior Living, Inc. *                                2,536
     1,062   United Surgical Partners International, Inc. *              41,535
       476   Ventiv Health, Inc. *                                       12,476
                                                                    -----------
                                                                        341,599
                                                                    -----------
PHARMACEUTICALS -- 2.6%
       310   Adams Respiratory Therapeutics, Inc. *                      10,010
       569   Alpharma, Inc., Class A Shares                              14,151
       220   Coley Pharmaceutical Group, Inc. *                           4,004
       486   Connetics Corp. *                                            8,218
       626   Cubist Pharmaceuticals, Inc. *                              13,484
       340   Idenix Pharmaceuticals, Inc. *                               8,534
       850   K-V Pharmaceutical Co., Class A Shares*                     15,105
     1,015   MGI Pharma, Inc. *                                          23,660
       315   MWI Veterinary Supply, Inc. *                                6,284
       555   Pharmion Corp. *                                            12,105
       223   Renovis, Inc. *                                              3,017
       569   Salix Pharmaceuticals, Ltd. *                               12,091
                                                                    -----------
                                                                        130,663
                                                                    -----------
             TOTAL HEALTH CARE                                          948,575
                                                                    -----------
INDUSTRIALS -- 13.1%

AEROSPACE & DEFENSE -- 2.2%
       183   Armor Holdings, Inc. *                                       7,871
       299   Ceradyne, Inc. *                                            10,967
       235   DRS Technologies, Inc.                                      11,600
       267   Engineered Support Systems, Inc.                            10,958
       135   Hawk Corp., Class A Shares*                                  1,687
       562   Innovative Solutions & Support, Inc. *                       8,728
       825   K&F Industries Holdings, Inc. *                             13,802
     1,550   World Fuel Services Corp.                                   50,297
                                                                    -----------
                                                                        115,910
                                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.3%
       424   Hub Group, Inc., Class A Shares*                            15,565
                                                                    -----------
AIRLINES -- 0.4%
       572   SkyWest, Inc.                                               15,341
       406   WestJet Airlines Ltd. *                                      3,903
                                                                    -----------
                                                                         19,244
                                                                    -----------
BUILDING PRODUCTS -- 0.2%
        97   Lennox International, Inc.                                   2,659

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
BUILDING PRODUCTS  (CONTINUED)
       157   Simpson Manufacturing Co., Inc.                        $     6,145
                                                                    -----------
                                                                          8,804
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 6.3%
       379   Aleris Intlernational, Inc. *                               10,404
       500   American Ecology Corp.                                       9,810
       138   Arbitron, Inc.                                               5,498
       495   Barrett Business Services, Inc. *                           11,311
       208   Bright Horizons Family Solutions, Inc. *                     7,987
       320   Cenveo, Inc. *                                               3,318
       425   Cogent, Inc. *                                              10,094
       185   Consolidated Graphics, Inc. *                                7,964
       950   CoStar Group, Inc. *                                        44,384
       330   CSG Systems International, Inc. *                            7,164
       370   Duratek, Inc. *                                              6,764
       363   FTI Consulting, Inc. *                                       9,169
       253   Gevity HR, Inc.                                              6,892
       390   Headwaters, Inc. *                                          14,586
       865   Heartland Payment Systems, Inc. *                           20,639
        46   Heidrick & Struggles International, Inc. *                   1,489
       740   Huron Consulting Group, Inc. *                              19,847
       139   John H. Harland Co.                                          6,172
       960   Kforce, Inc. *                                               9,888
       600   Labor Ready, Inc. *                                         15,390
       869   LECG Corp. *                                                19,987
       140   Mobile Mini, Inc. *                                          6,069
       715   Navigant Consulting, Inc. *                                 13,699
       525   Resources Connection, Inc.                                  15,556
       728   Sotheby's Holdings, Inc., Class A Shares *                  12,172
       160   Team, Inc. *                                                 3,600
       415   Valassis Communications, Inc. *                             16,177
     2,610   Waste Services, Inc. *                                       9,657
                                                                    -----------
                                                                        325,687
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.1%
       347   Perini Corp. *                                               6,315
                                                                    -----------
ELECTRICAL EQUIPMENT -- 0.4%
       664   General Cable Corp. *                                       11,155
       258   LaBarge, Inc.                                                3,334
       313   Paxar Corp. *                                                5,274
                                                                    -----------
                                                                         19,763
                                                                    -----------
MACHINERY -- 2.0%
       357   Applied Industrial Technologies, Inc.                       12,809
       245   Bucyrus International, Inc., Class A Shares                 12,037
       217   JLG Industries, Inc.                                         7,940
        71   Joy Global, Inc.                                             3,583
       261   Lincoln Electric Holdings, Inc.                             10,283
       307   Manitowoc Co., Inc. (The)                                   15,427
       300   Reliance Steel & Aluminum Co.                               15,879
       155   Terex Corp. *                                                7,662
       555   Wabtec Corp.                                                15,140
                                                                    -----------
                                                                        100,760
                                                                    -----------
MARINE -- 0.1%
        92   Kirby Corp. *                                                4,547
                                                                    -----------
ROAD & RAIL -- 1.1%
       270   Genesee & Wyoming, Inc., Class A Shares *                    8,559
       147   Landstar System, Inc.                                        5,884
     1,209   Pacer International, Inc.                                   31,869

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
ROAD & RAIL  (CONTINUED)
     1,088   Sirva, Inc. *                                          $     8,117
                                                                    -----------
                                                                         54,429
                                                                    -----------
             TOTAL INDUSTRIALS                                          671,024
                                                                    -----------
INFORMATION TECHNOLOGY -- 23.7%

COMMUNICATIONS EQUIPMENT -- 2.7%
       520   ADTRAN, Inc.                                                16,380
       798   Arris Group, Inc. *                                          9,464
       473   Avocent Corp. *                                             14,966
     3,085   Axesstel, Inc. *                                             8,453
       594   CommScope, Inc. *                                           10,300
       271   Comtech Telecommunications Corp. *                          11,238
       583   Emulex Corp. *                                              11,782
       495   F5 Networks, Inc. *                                         21,518
     1,015   InPhonic, Inc. *                                            13,956
       545   Ixia *                                                       8,017
       429   Tekelec *                                                    8,988
     1,169   Terremark Worldwide, Inc. *                                  5,132
                                                                    -----------
                                                                        140,194
                                                                    -----------
COMPUTERS & PERIPHERALS -- 0.9%
       207   Applied Films Corp. *                                        4,347
       369   Intergraph Corp. *                                          16,498
       304   Mercury Computer Systems, Inc. *                             7,980
       274   Presstek, Inc. *                                             3,557
     1,580   TransAct Technologies, Inc. *                               12,008
                                                                    -----------
                                                                         44,390
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
       308   Anixter International, Inc. *                               12,422
       370   Hittite Microwave Corp. *                                    7,493
       285   Itron, Inc. *                                               13,013
     1,555   Optimal Group, Inc. *                                       32,157
       159   Plexus Corp. *                                               2,717
        97   ScanSource, Inc. *                                           4,728
     2,195   ThermoGenesis Corp. *                                       11,633
       700   Trimble Navigation Ltd. *                                   23,583
                                                                    -----------
                                                                        107,746
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 4.2%
        29   Arbinet-thexchange, Inc. *                                     209
       287   Blue Coat Systems, Inc. *                                   12,479
     1,249   CNET Networks, Inc. *                                       16,949
       424   Digital Insight Corp. *                                     11,049
       282   Digital River, Inc. *                                        9,828
     1,047   Digitas, Inc. *                                             11,894
       593   EarthLink, Inc. *                                            6,345
       369   eCollege.com, Inc. *                                         5,483
       235   Equinix, Inc. *                                              9,788
     1,220   GSI Commerce, Inc. *                                        24,278
     3,000   Infocrossing, Inc. *                                        27,570
       167   j2 Global Communications, Inc. *                             6,750
     5,345   LivePerson, Inc. *                                          20,205
       443   NETGEAR, Inc. *                                             10,658
       765   TechTeam Global, Inc. *                                      9,241
       419   United Online, Inc.                                          5,803
     1,000   ValueClick, Inc. *                                          17,090
       315   WebEx Communications, Inc. *                                 7,721
                                                                    -----------
                                                                        213,340
                                                                    -----------
IT SERVICES -- 1.6%
       895   Anteon International Corp. *                                38,270
       522   Covansys Corp. *                                             8,331

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
IT SERVICES  (CONTINUED)
       458   Perot Systems Corp., Class A Shares*                   $     6,481
       590   TNS, Inc. *                                                 14,308
     8,425   Workstream, Inc. *                                          14,322
                                                                    -----------
                                                                         81,712
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
       438   ADE Corp. *                                                  9,846
       443   Cymer, Inc. *                                               13,875
       287   Diodes, Inc. *                                              10,407
       477   DSP Group, Inc. *                                           12,240
       310   FormFactor, Inc. *                                           7,074
       620   Kulicke & Soffa Industries, Inc. *                           4,495
     1,109   Micrel, Inc. *                                              12,454
       648   Microsemi Corp.                                             16,550
       618   Microtune, Inc. *                                            3,850
     1,420   MIPS Technologies, Inc. *                                    9,698
       296   MKS Instruments, Inc. *                                      5,100
     2,035   ON Semiconductor Corp. *                                    10,521
       441   PortalPlayer, Inc. *                                        12,097
     1,095   Rudolph Technologies, Inc. *                                14,750
     1,002   Skyworks Solutions, Inc. *                                   7,034
       185   Supertex, Inc. *                                             5,548
       304   Varian Semiconductor Equipment Associates, Inc. *           12,880
       776   Zoran Corp. *                                               11,097
                                                                    -----------
                                                                        179,516
                                                                    -----------
SOFTWARE -- 8.7%
     1,040   American Reprographics Co. *                                17,784
     1,435   Blackbaud, Inc.                                             20,334
       198   Cerner Corp. *                                              17,212
       681   Dendrite International, Inc. *                              13,681
       655   Emageon, Inc. *                                              8,882
     1,000   Epicor Software Corp. *                                     13,000
       260   FARO Technologies, Inc. *                                    5,067
       474   Inter-Tel, Inc.                                              9,954
       440   Intervoice, Inc. *                                           3,964
       763   MapInfo Corp. *                                              9,347
       816   Mentor Graphics Corp. *                                      7,018
       421   Merge Technologies, Inc. *                                   7,195
     1,156   MICROS Systems, Inc. *                                      50,575
       163   Microstrategy, Inc., Class A Shares*                        11,457
       507   MRO Software, Inc. *                                         8,538
     1,235   Open Solutions, Inc. *                                      26,948
     1,885   Parametric Technology Corp. *                               13,139
       335   Progress Software Corp. *                                   10,643
     1,115   Quest Software, Inc. *                                      16,803
       572   Secure Computing Corp. *                                     6,492
     2,406   TALX Corp.                                                  78,893
       626   THQ, Inc. *                                                 13,346
       443   Transaction Systems Architects, Inc. *                      12,338
     2,910   Ultimate Software Group, Inc. *                             53,602
       965   Wind River Systems, Inc. *                                  12,477
                                                                    -----------
                                                                        448,689
                                                                    -----------
             TOTAL INFORMATION TECHNOLOGY                             1,215,587
                                                                    -----------
MATERIALS -- 2.6%

CHEMICALS -- 0.3%
       494   Symyx Technologies, Inc. *                                  12,903
        67   Westlake Chemical Corp.                                      1,815
                                                                    -----------
                                                                         14,718
                                                                    -----------
CONSTRUCTION MATERIALS -- 0.2%
        87   Eagle Materials, Inc.                                       10,559
                                                                    -----------

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

September 30, 2005

  SHARES                          SECURITY                              VALUE
-------------------------------------------------------------------------------
MATERIALS  (CONTINUED)

CONTAINERS & PACKAGING -- 1.4%
     1,774   Jarden Corp. *                                         $    72,858
                                                                    -----------
METALS & MINING -- 0.7%
       402   Allegheny Technologies, Inc.                                12,454
       940   Aur Resources, Inc.                                          7,141
       387   Century Aluminum Co. *                                       8,700
        66   Cleveland-Cliffs, Inc.                                       5,749
        57   Quanex Corp.                                                 3,775
                                                                    -----------
                                                                         37,819
                                                                    -----------
             TOTAL MATERIALS                                            135,954
                                                                    -----------
TELECOMMUNICATION SERVICES -- 0.8%

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
        80   Golden Telecom, Inc.                                         2,526
     1,064   Premiere Global Services, Inc. *                             8,703
                                                                    -----------
                                                                         11,229
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
       959   Dobson Communications Corp., Class A Shares *                7,365
       297   Syniverse Holdings, Inc. *                                   4,574
     2,170   UbiquiTel, Inc. *                                           18,966
                                                                    -----------
                                                                         30,905
                                                                    -----------
             TOTAL TELECOMMUNICATION SERVICES                            42,134
                                                                    -----------
UTILITIES -- 0.1%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       157   Ormat Technologies, Inc.                                     3,474
                                                                    -----------
             TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
                (Cost -- $4,343,631)                                  4,689,381
                                                                    -----------

    PAR
   AMOUNT                         SECURITY                              VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 8.7%

REPURCHASE AGREEMENT  -- 8.7%
  $447,000   State Street Bank & Trust Co., dated 9/30/05, 1.200%
                due 10/3/05; Proceeds due at maturity - $447,045;
                (Fully collateralized by U.S. Treasury Bonds,
                5.250%-7.250% due 5/15/22-2/15/29;
                Market value - $461,781)
                (Cost -- $447,000)                                      447,000
                                                                    -----------
             TOTAL INVESTMENTS-- 100.2%
                (Cost -- $4,790,631#)                                 5,136,381
                                                                    -----------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%            (12,056)
                                                                    -----------
             TOTAL NET ASSETS -- 100.0%                             $ 5,124,325
                                                                    ===========

*  Non-income producing security.
#  Aggregate cost for federal income tax purposes is substantially the same.

For information regarding the Fund's Policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

-------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
COMMON
STOCKS -- 95.5%
CONSUMER DISCRETIONARY  -- 7.5%
AUTO COMPONENTS  -- 1.0%

         565   Aftermarket Technology Corp. *                       $     10,390
         512   ArvinMeritor, Inc.                                          8,561
         147   Commercial Vehicle Group, Inc. *                            3,078
         706   Goodyear Tire & Rubber Co. *                               11,006
         268   Noble International Ltd.                                    6,475
         251   Visteon Corp. *                                             2,455
                                                                    ------------
                                                                          41,965
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE  -- 1.8%

         182   Argosy Gaming Co. *                                         8,552
       1,500   Century Casinos, Inc. *                                    10,665
         259   Dominos Pizza, Inc.                                         6,040
       2,300   Lakes Entertainment, Inc. *                                23,115
         287   Lone Star Steakhouse & Saloon, Inc.                         7,462
         864   Multimedia Games, Inc. *                                    8,389
         395   O'Charleys, Inc. *                                          5,653
         495   Sunterra Corp. *                                            6,499
                                                                    ------------
                                                                          76,375
                                                                    ------------
HOUSEHOLD DURABLES  -- 0.6%

          98   Beazer Homes USA, Inc.                                      5,750
         104   CSS Industries, Inc.                                        3,382
         219   Stanley Furniture Co., Inc.                                 5,736
         347   WCI Communities, Inc. *                                     9,844
                                                                    ------------
                                                                          24,712
                                                                    ------------

LEISURE EQUIPMENT & PRODUCTS -- 0.3%

         255   JAKKS Pacific, Inc. *                                       4,139
          74   MarineMax, Inc. *                                           1,886
         122   Nautilus, Inc.                                              2,693
         119   Oakley, Inc.                                                2,063
         120   RC2 Corp. *                                                 4,051
                                                                    ------------
                                                                          14,832
                                                                    ------------

MEDIA -- 1.0%

         540   Gray Television, Inc.                                       5,719
         832   Insight Communications Co, Inc. *                           9,676
         110   R.H. Donnelley Corp. *                                      6,959
          56   Reader's Digest Association, Inc.                             894
         300   Scholastic Corp. *                                         11,088
         521   World Wrestling Entertainment, Inc.                         6,773
                                                                    ------------
                                                                          41,109
                                                                    ------------

MULTILINE RETAIL -- 0.1%

         163   Burlington Coat Factory Warehouse Corp.                     6,201
                                                                    ------------
SPECIALTY RETAIL  -- 2.0%

         220   Buckle, Inc.                                                7,473
         397   Conn's, Inc. *                                             11,005
         372   Finish Line, Inc., Class A Shares                           5,427
         197   Genesco. Inc. *                                             7,336
         349   Group 1 Automotive, Inc. *                                  9,632
         550   Hughes Supply, Inc.                                        17,930
         270   Lithia Motors, Inc., Class A Shares                         7,825
         237   Men's Wearhouse, Inc. *                                     6,328
         191   Shoe Carnival, Inc. *                                       3,039
         281   Sports Authority, Inc. *                                    8,273
          93   United Rentals, Inc. *                                      1,833
                                                                    ------------
                                                                          86,101
                                                                    ------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY  (CONTINUED)

TEXTILES, APPAREL & LUXURY GOODS  -- 0.7%

         188   Phillips-Van Heusen Corp.                            $      5,832
         471   Russell Corp.                                               6,613
         152   Steven Madden Ltd. *                                        3,484
         618   Stride Rite Corp.                                           7,923
          90   Unifirst Corp.                                              3,156
         715   Wellman, Inc.                                               4,526
                                                                    ------------
                                                                          31,534
                                                                    ------------
               TOTAL CONSUMER DISCRETIONARY                              322,829
                                                                     -----------

CONSUMER STAPLES  -- 2.6%

FOOD & DRUG RETAILING  -- 1.0%

         600   B&G Food, Inc., EIS                                         7,590
         315   Casey's General Stores, Inc.                                7,308
          49   Longs Drug Stores Corp.                                     2,102
         140   Nash Finch Co.                                              5,907
         400   Ruddick Corp.                                               9,220
       1,296   Terra Industries, Inc. *                                    8,618
                                                                    ------------
                                                                          40,745
                                                                    ------------
FOOD PRODUCTS -- 1.3%

         140   Central Garden and Pet Co. *                                6,335
       1,198   Chiquita Brands International, Inc.                        33,484
         606   Gold Kist, Inc. *                                          11,847
          47   J&J Snack Foods Corp.                                       2,717
         199   John B. Sanfilippo & Son, Inc. *                            3,482
                                                                    ------------
                                                                          57,865
                                                                    ------------
PERSONAL PRODUCTS -- 0.2%

         401   NBTY, Inc. *                                                9,424
                                                                    ------------
TOBACCO -- 0.1%

       1,606   Alliance One International, Inc.                            5,685
                                                                    ------------
               TOTAL CONSUMER STAPLES                                    113,719
                                                                    ------------
ENERGY -- 11.8%
ENERGY EQUIPMENT & SERVICES  -- 5.5%

         300   Cal Dive International, Inc.                               19,023
         700   Grant Prideco, Inc. *                                      28,455
       3,650   Grey Wolf, Inc. *                                          30,769
         136   Helmerich & Payne, Inc.                                     8,213
          61   Lufkin Industries, Inc.                                     2,657
         600   NATCO Group, Inc. *                                        15,192
         600   NS Group, Inc. *                                           23,550
       1,000   Oil States International, Inc. *                           36,310
       1,000   Patterson-UTI Energy, Inc.                                 36,080
         900   Superior Energy Services, Inc. *                           20,781
         200   Universal Compression Holdings, Inc. *                      7,954
         324   Veritas DGC, Inc. *                                        11,865
                                                                    ------------
                                                                         240,849
                                                                    ------------

OIL & GAS -- 6.3%

         400   ATP Oil & Gas Corp.                                        13,136
       1,500   Carrizo Oil & Gas, Inc.                                    43,950
         363   Cimarex Energy Co. *                                       16,455
         300   Denbury Resources, Inc. *                                  15,132
         200   Frontier Oil Corp.                                          8,870
         400   Holly Corp.                                                25,592
       1,600   Parallel Petroleum Corp. *                                 22,400
       2,400   Petrohawk Energy Corp. *                                   34,584
       1,800   Pioneer Drilling Co. *                                     35,136
         200   Spinnaker Exploration Co. *                                12,938
         205   Stone Energy Corp. *                                       12,513

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
OIL & GAS (CONTINUED)

         270   Swift Energy Co. *                                   $     12,352
         938   TransMontaigne, Inc. *                                      7,495
         353   W&T Offshore, Inc.                                         11,448
                                                                    ------------
                                                                         272,001
                                                                    ------------
               TOTAL ENERGY                                              512,850
                                                                    ------------
FINANCIALS -- 24.0%

BANKS  -- 8.1%

          52   Accredited Home Lenders Holding Co. *                       1,828
         312   AmericanWest Bancorp *                                      7,213
         315   Anchor BanCorp Wisconsin, Inc.                              9,286
         111   BancFirst Corp.                                             9,435
         540   BankAtlantic Bancorp., Inc., Class A Shares                 9,175
         262   Berkshire Hills Bancorp, Inc.                               8,908
         879   Cardinal Financial Corp.                                    8,482
          59   Central Pacific Financial Corp.                             2,076
         255   City Holding Co.                                            9,119
          53   Corus Bankshares, Inc.                                      2,906
         595   First Bancorp                                              10,067
          71   First Citizens BancShares, Inc., Class A Shares            12,116
         221   First Community Bancorp of California                      10,570
         284   First Indiana Corp.                                         9,676
         996   First Niagara Financial Group, Inc.                        14,382
         294   First Republic Bank                                        10,358
         400   First State Bancorp                                         8,476
         163   FirstFed Financial Corp.                                    8,771
         425   Franklin Bank Corp. *                                       6,864
          72   Frontier Financial Corp.                                    2,088
         968   Hancock Holding Co.                                        33,048
         469   Hanmi Financial Corp.                                       8,419
         291   Independent Bank Corp.                                      8,461
          48   ITLA Capital Corp. *                                        2,520
         375   MainSource Financial Group, Inc.                            6,649
         174   Mercantile Bank Corp.                                       7,445
         556   Oriental Financial Group, Inc.                              6,805
         277   Placer Sierra Bancshares                                    7,609
         346   Prosperity Bancshares, Inc.                                10,466
         650   R&G Financial Corp., Class B Shares                         8,937
         402   Seacoast Banking Corp., of Florida                          9,419
         312   Simmons First National Corp. Class A Shares                 8,898
         372   Southwest Bancorp of Oklahoma, Inc.                         8,173
         600   Sterling Financial Corp. of Spokane                        13,530
         159   SVB Financial Group *                                       7,734
         346   TierOne Corp.                                               9,103
         179   UMB Financial Corp.                                        11,757
         219   Union Bankshares Corp.                                      9,150
         336   WesBanco, Inc.                                              9,240
                                                                    ------------
                                                                         349,159
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES -- 3.0%

         641   Apollo Investment Corp.                                    12,692
         101   ASTA Funding, Inc.                                          3,066
         769   CBIZ, Inc. *                                                3,922
         490   Commercial Capital Bancorp, Inc.                            8,330
         172   CompuCredit Corp. *                                         7,640
       1,400   Doral Financial Corp.                                      18,298
         416   Federal Agricultural Mortgage Corp., Class C Shares        10,125
          92   Jackson Hewitt Tax Service, Inc.                            2,200
         467   Labranche & Co., Inc. *                                     4,058
         626   MCG Capital Corp.                                          10,561
       1,767   Prospect Energy Corp.                                      23,590

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES  (CONTINUED)

         812   Tortoise Energy Infrastructure Corp.                 $     25,659
                                                                    ------------
                                                                         130,141
                                                                    ------------

INSURANCE  -- 4.1%

         600   Alfa Corp.                                                 10,008
         140   American Equity Investment Life Holding Co.                 1,589
          93   AmerUs Group Co.                                            5,335
         198   Delphi Financial Group, Class A Shares                      9,266
         650   Endurance Specialty Holdings Ltd.                          22,171
         208   FBL Financial Group, Inc., Class A Shares                   6,230
         156   Harleysville Group, Inc.                                    3,744
         550   Horace Mann Educators Corp.                                10,879
         900   Montpelier Re Holdings Ltd.                                22,365
         297   Ohio Casualty Corp.                                         8,055
          49   Philadelphia Consolidated Holding Corp. *                   4,160
         900   Phoenix, Cos., Inc.                                        10,980
          34   ProAssurance Corp. *                                        1,587
         128   RLI Corp.                                                   5,921
         450   Safety Insurance Group, Inc.                               16,016
       1,200   Specialty Underwriters' Alliance, Inc. *                    9,804
         500   Triad Guaranty, Inc. *                                     19,610
         824   U.S.I. Holdings Corp. *                                    10,704
                                                                    ------------
                                                                         178,424
                                                                    ------------

REAL ESTATE -- 8.8%

       2,900   Aames Investment Corp.                                     18,212
         273   American Home Mortgage Investment Corp.                     8,272
         243   Anthracite Capital, Inc.                                    2,814
         289   Arbor Realty Trust, Inc.                                    8,121
         527   Ashford Hospitality Trust, Inc.                             5,671
          83   BioMed Realty Trust, Inc.                                   2,059
         129   Brookfield Homes Corp.                                      7,163
         242   Colonial Properties Trust                                  10,764
         515   Commercial Net Lease Realty, Inc.                          10,300
         231   Digital Realty Trust, Inc.                                  4,158
         233   Entertainment Properties Trust                             10,399
         772   Equity Inns, Inc.                                          10,422
          46   Equity Lifestyle Properties, Inc.                           2,070
          80   Equity One, Inc.                                            1,860
         713   FelCor Lodging Trust, Inc. *                               10,802
       1,000   GMH Communities Trust                                      14,670
         376   Gramercy Capital Corp.                                      9,009
         305   Heritage Property Investment Trust                         10,675
         410   Highwoods Properties, Inc.                                 12,099
         520   Impac Mortgage Holdings, Inc.                               6,375
         700   Innkeepers USA Trust                                       10,815
       1,100   JER Investors Trust, Inc.                                  19,866
       1,100   KKR Financial Corp.                                        24,464
         314   LaSalle Hotel Properties                                   10,817
         444   Lexington Corporate Properties Trust                       10,456
       1,271   MeriStar Hospitality Corp. *                               11,604
         900   Newcastle Investment Corp.                                 25,110
       1,700   Novastar Financial, Inc.                                   56,083
         321   OMEGA Healthcare Investors, Inc.                            4,468
         256   Pennsylvania Real Estate Investment Trust                  10,798
         325   RAIT Investment Trust                                       9,263
         312   Saxon Capital, Inc.                                         3,697
         216   Sovran Self Storage, Inc.                                  10,573
         379   Sunstone Hotel Investors, Inc.                              9,244
                                                                    ------------
                                                                         383,173
                                                                    ------------
               TOTAL FINANCIALS                                        1,040,897
                                                                    ------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE  -- 6.5%

BIOTECHNOLOGY  -- 1.0%
         208   Albany Molecular Research, Inc. *                    $      2,534
         647   Applera Corp. - Celera Genomics Group *                     7,848
         350   Charles River Laboratories International, Inc. *           15,267
       1,560   Savient Pharmaceuticals, Inc. *                             5,881
         643   Tanox, Inc. *                                               9,420
          42   Techne Corp. *                                              2,393
                                                                    ------------
                                                                          43,343
                                                                    ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
       1,400   Adeza Biomedical Corp. *                                   24,374
         500   Beckman Coulter, Inc.                                      26,990
         273   DJ Orthopedics, Inc. *                                      7,901
         357   Greatbatch, Inc. *                                          9,796
       3,600   Hanger Orthopedic Group, Inc. *                            27,720
         286   Molecular Devices Corp. *                                   5,974
         172   STERIS Corp.                                                4,092
                                                                    ------------
                                                                         106,847
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
          55   Genesis HealthCare Corp. *                                  2,218
         250   Kindred Healthcare, Inc. *                                  7,450
         250   LifePoint Hospitals, Inc. *                                10,932
         123   Odyssey HealthCare, Inc. *                                  2,087
       1,600   Option Care, Inc.                                          23,424
         107   Pediatrix Medical Group, Inc. *                             8,220
         171   Radiation Therapy Services, Inc. *                          5,448
       1,352   Stewart Enterprises, Inc.                                   8,964
         250   Triad Hospitals, Inc. *                                    11,317
                                                                    ------------
                                                                          80,060
                                                                    ------------
PHARMACEUTICALS -- 1.2%
         424   Alpharma, Inc., Class A shares                             10,545
       1,300   Biovail Corp. *                                            30,381
         450   Par Pharmaceutical Cos., Inc. *                            11,979
                                                                    ------------
                                                                          52,905
                                                                    ------------
                   TOTAL HEALTH CARE                                     283,155
                                                                    ------------
INDUSTRIALS  -- 21.4%
AEROSPACE & DEFENSE  -- 3.7%
         542   AAR Corp. *                                                 9,312
       4,341   Aeroflex, Inc. *                                           40,632
       1,050   Applied Signal Technology, Inc.                            20,034
         243   Armor Holdings, Inc. *                                     10,451
         658   Curtiss-Wright Corp.                                       40,605
         667   DRS Technologies, Inc.                                     32,923
         181   Esterline Technologies Corp. *                              6,858
                                                                    ------------
                                                                         160,815
                                                                    ------------
AIRLINES -- 0.4%
       1,281   Mesa Air Group, Inc. *                                     10,568
         571   Republic Airways Holdings, Inc. *                           8,171
                                                                    ------------
                                                                          18,739
                                                                    ------------
BUILDING PRODUCTS -- 0.3%
          81   Griffon Corp. *                                             1,992
         480   Lennox International, Inc.                                 13,157
                                                                    ------------
                                                                          15,149
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES -- 7.1%
       1,000   Aleris Intlernational, Inc. *                              27,450
       1,200   Aviall, Inc. *                                             40,536

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES  (CONTINUED)

         293   CDI Corp.                                            $      8,655
         581   Central Parking Corp.                                       8,686
         589   Clark, Inc.                                                 9,913
       1,100   Covanta Holding Corp. *                                    14,773
       1,250   Duratek, Inc. *                                            22,850
         618   Electro Rent Corp. *                                        7,774
         553   Ennis, Inc.                                                 9,290
         197   Geo Group, Inc. *                                           5,221
         250   Headwaters, Inc. *                                          9,350
       5,650   HMS Holdings Corp. *                                       39,154
         278   MAXIMUS, Inc.                                               9,939
         312   MoneyGram International, Inc.                               6,774
       3,600   Nobel Learning Communities, Inc. *                         33,696
         363   PHH Corp. *                                                 9,968
         394   SOURCECORP, Inc. *                                          8,447
         213   United Stationers, Inc. *                                  10,194
       2,850   WCA Waste Corp. *                                          24,054
                                                                    ------------
                                                                         306,724
                                                                    ------------

CONSTRUCTION & ENGINEERING -- 1.6%

          37   EMCOR Group, Inc. *                                         2,194
       1,319   URS Corp. *                                                53,274
         239   Washington Group International, Inc. *                     12,880
                                                                    ------------
                                                                          68,348
                                                                    ------------

ELECTRICAL EQUIPMENT -- 2.2%

          32   AO Smith Corp.                                                912
         220   Encore Wire Corp. *                                         3,577
       4,100   General Cable Corp. *                                      68,880
         315   Regal-Beloit Corp.                                         10,219
         280   Thomas & Betts Corp. *                                      9,635
                                                                    ------------
                                                                          93,223
                                                                    ------------

INDUSTRIAL CONGLOMERATES -- 0.2%

         203   Chemed Corp.                                                8,798
                                                                    ------------
MACHINERY  -- 5.3%

       2,678   AGCO Corp. *                                               48,740
         333   Albany International Corp., Class A Shares                 12,278
         115   Applied Industrial Technologies, Inc.                       4,126
         275   Barnes Group, Inc.                                          9,862
         250   Bucyrus International, Inc., Class A Shares                12,282
         313   CIRCOR International, Inc.                                  8,592
          82   Gardner Denver, Inc. *                                      3,657
       1,900   Insteel Industries, Inc.                                   29,051
         339   Lincoln Electric Holdings, Inc.                            13,357
          29   NACCO Industries Inc., Class A Shares                       3,319
         700   Oshkosh Truck Corp.                                        30,212
         200   Reliance Steel & Aluminum Co.                              10,586
         191   Terex Corp.                                                 9,441
         188   Trinity Industries, Inc.                                    7,612
         900   Watts Water Technologies, Inc., Class A Shares             25,965
                                                                    ------------
                                                                         229,080
                                                                    ------------

MARINE -- 0.2%

         138   Overseas Shipholding Group, Inc.                            8,050
                                                                    ------------
ROAD & RAIL  -- 0.4%

          55   Dollar Thrifty Automotive Group *                           1,852
         208   Laidlaw International, Inc.                                 5,027
         338   RailAmerica, Inc. *                                         4,022
         850   Sirva, Inc. *                                               6,341
                                                                    ------------
                                                                          17,242
                                                                    ------------
               TOTAL INDUSTRIALS                                         926,168
                                                                    ------------

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005


  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)

INFORMATION TECHNOLOGY  -- 8.9%

COMMUNICATIONS EQUIPMENT  -- 1.1%

         273   Avocent Corp. *                                      $      8,638
          83   Black Box Corp.                                             3,483
         548   CommScope, Inc. *                                           9,502
         622   Emulex Corp. *                                             12,570
         657   McData Corp. *                                              3,443
         752   Powerwave Technologies, Inc. *                              9,768
         134   UTStarcom, Inc. *                                           1,095
                                                                    ------------
                                                                          48,499
                                                                    ------------

COMPUTERS & PERIPHERALS -- 1.5%

         305   Imation Corp.                                              13,075
         249   Intergraph Corp. *                                         11,133
       1,313   Komag, Inc. *                                              41,964
                                                                    ------------
                                                                          66,172
                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%

       1,006   Anixter International, Inc. *                              40,572
         266   Checkpoint Systems, Inc. *                                  6,310
         262   Coherent, Inc. *                                            7,671
          94   MTS System Corp.                                            3,550
         356   Park Electrochemical Corp.                                  9,487
       1,650   PerkinElmer, Inc.                                          33,611
         500   ScanSource, Inc. *                                         24,370
         167   Veeco Instruments, Inc. *                                   2,679
                                                                    ------------
                                                                         128,250
                                                                    ------------

INTERNET SOFTWARE & SERVICES  -- 1.2%

         416   Keynote Systems, Inc. *                                     5,400
       1,268   SonicWALL, Inc. *                                           8,052
       2,876   United Online, Inc.                                        39,832
                                                                    ------------
                                                                          53,284
                                                                    ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 1.4%

         339   Cohu, Inc.                                                  8,017
       2,207   Conexant System, Inc. *                                     3,950
         909   Credence Systems Corp. *                                    7,254
         556   Entegris, Inc. *                                            6,283
         969   Integrated Silicon Solutions, Inc. *                        8,140
         537   MKS Instruments, Inc. *                                     9,252
         146   PortalPlayer, Inc. *                                        4,005
         177   Standard Microsystems Corp. *                               5,294
         626   Zoran Corp. *                                               8,952
                                                                    ------------
                                                                          61,147
                                                                    ------------

SOFTWARE -- 0.7%

         550   Mediware Information System, Inc. *                         4,378
          93   Open Solutions, Inc. *                                      2,029
          76   Progress Software Corp. *                                   2,415
       1,583   ScanSoft, Inc. *                                            8,437
         314   TALX Corp.                                                 10,296
         109   THQ, Inc. *                                                 2,324
                                                                    ------------
                                                                          29,879
                                                                    ------------

               TOTAL INFORMATION TECHNOLOGY                              387,231
                                                                    ------------
MATERIALS -- 6.9%

CHEMICALS  -- 0.8%

         154   FMC Corp. *                                                 8,812
         354   H.B. Fuller Co.                                            11,002
         312   NewMarket Corp. *                                           5,410
         150   Octel Corp.                                                 2,501

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
CHEMICALS  (CONTINUED)

       1,189   PolyOne Corp. *                                      $      7,205
          56   Silgan Holdings, Inc.                                       1,863
                                                                    ------------
                                                                          36,793

                                                                    ------------
CONSTRUCTION MATERIALS -- 0.3%

         209   Texas Industries, Inc.                                     11,369
                                                                    ------------
CONTAINERS & PACKAGING -- 0.5%

         163   Crown Holdings, Inc. *                                      2,598
         238   Jarden Corp. *                                              9,775
         703   Myers Industrials, Inc.                                     8,183
                                                                    ------------
                                                                          20,556
                                                                    ------------

METALS & MINING -- 5.0%

         900   AM Castle & Co.                                            15,750
         900   Cameco Corp.                                               48,150
         104   Carpenter Technology Corp.                                  6,095
         132   Commercial Metals Co.                                       4,454
         279   Foundation Coal Holdings, Inc.                             10,728
       1,450   Goldcorp, Inc.                                             29,058
         900   Northwest Pipe Co. *                                       23,301
       1,600   Oregon Steel Mills, Inc. *                                 44,640
         105   Quanex Corp.                                                6,953
         497   Ryerson Tull, Inc.                                         10,586
      25,300   Uranium Resources, Inc. *                                  19,481
                                                                    ------------
                                                                         219,196

                                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%

         641   Glatfelter                                                  9,032
         126   Schweitzer-Mauduit International, Inc.                      2,812
                                                                    ------------
                                                                          11,844
                                                                    ------------
               TOTAL MATERIALS                                           299,758
                                                                    ------------

TELECOMMUNICATION SERVICES -- 1.0%

DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.6%

       2,021   Cincinnati Bell, Inc. *                                     8,913
         312   Golden Telecom, Inc.                                        9,850
         401   RCN Corp *                                                  8,509
                                                                    ------------
                                                                          27,272
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES  -- 0.4%

         646   Price Communications Corp. *                               10,627
         138   USA Mobility, Inc. *                                        3,723
                                                                    ------------
                                                                          14,350
                                                                    ------------
               TOTAL TELECOMMUNICATION SERVICES                           41,622
                                                                    ------------

UTILITIES  -- 4.9%

ELECTRIC UTILITIES  -- 3.2%

       1,200   Allegheny Energy, Inc. *                                   36,864
         601   Avista Corp.                                               11,659
         296   Black Hills Corp.                                          12,837
         501   Cleco Corp.                                                11,814
         340   El Paso Electric Co. *                                      7,089
       1,008   NGP Capital Resources Co.                                  15,180
         230   NorthWestern Corp.                                          6,944
         374   Otter Tail Corp.                                           11,572
         427   PNM Resources, Inc.                                        12,242
         854   Sierra Pacific Resources *                                 12,682
                                                                    ------------
                                                                         138,883
                                                                    ------------

GAS UTILITIES  -- 1.7%

         217   Energen Corp.                                               9,387
          53   Northwest Natural Gas Co.                                   1,973

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

September 30, 2005

  SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
GAS UTILITIES  (CONTINUED)

         333   South Jersey Industries, Inc.                        $      9,704
       1,775   Southern Union Co. *                                       45,742
         157   WGL Holdings, Inc.                                          5,044
                                                                    ------------
                                                                          71,850
                                                                    ------------
               TOTAL UTILITIES                                           210,733
                                                                    ------------
               TOTAL COMMON STOCKS(Cost -- $3,794,595)                 4,138,962
                                                                    ------------
MUTUAL FUND -- 0.9%

       1,700   Tortoise Energy Capital Corp.                              40,290
                 (Cost-- $42,483)
                                                                    ------------
               TOTAL INVESTMENTS BEFORE SHORT-TERM
                 INVESTMENTS(Cost--$3,837,078)                         4,179,252
                                                                    ------------

  PAR
  AMOUNT                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM
INVESTMENT -- 2.8%
REPURCHASE AGREEMENT  -- 2.8%

$    122,000   State Street Bank & Trust Co., dated 9/30/05, 1.200%
               due 10/3/05, Proceeds due at maturity - $4,595,342;
               (Fully collateralized by U.S. Treasury Notes & Bonds,
               3.750% to 8.750% due 5/15/08 to 8/15/20; Market Value
               - $4,692,984)(Cost-- $122,000)                            122,000
                                                                    ------------
               TOTAL INVESTMENTS-- 99.3% (Cost-- $3,959,078#)          4,301,252
                                                                    ------------
               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.7%               32,434
                                                                    ------------
               TOTAL NET ASSETS-- 100.0%                            $  4,333,686
                                                                    ============

*    Non-income producing security.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS QUALITY BOND PORTFOLIO

September 30, 2005

   FACE
  AMOUNT     RATING++                   SECURITY                        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$  700,000      A+         4.125% due 9/10/09                        $   684,452
   700,000      A+         4.250% due 2/8/10                             684,990
   700,000      A+         5.000% due 1/15/15                            697,486
                                                                     -----------
                        TOTAL DIVERSIFIED FINANCIAL SERVICES          23,027,651
                                                                     -----------

ELECTRIC -- 4.9%
   700,000     BBB+     Dominion Resources, Inc., Series F,
                           5.250% due 8/1/33                             697,133
 2,800,000      BBB     Pepco Holdings, Inc., 5.500% due 8/15/07       2,836,307
   750,000      BB-     PSEG Energy Holdings LLC, 8.625%
                        due 2/15/08                                      787,500
 1,700,000      AA      SP PowerAssets Ltd., 5.000% due
                           10/22/13 (b)                                1,717,005
   800,000     BBB-     TransAlta Corp., 5.750% due 12/15/13             819,708
 2,200,000     BBB-     Xcel Energy, Inc., 3.400% due 7/1/08           2,124,232
                                                                     -----------
                        TOTAL ELECTRIC                                 8,981,885
                                                                     -----------

FOOD -- 1.8%
   300,000      BB+     Delhaize America, Inc., 9.000%
                           due 4/15/31                                   347,802
 1,300,000     BBB-     Fred Meyer, Inc., 7.450% due 3/1/08            1,371,362
 1,400,000     BBB-     Safeway, Inc., 6.500% due 3/1/11               1,462,009
                                                                     -----------
                        TOTAL FOOD                                     3,181,173
                                                                     -----------

FOREST PRODUCTS & PAPER -- 0.4%
   700,000      BBB     International Paper Co., 5.300%
                           due 4/1/15                                    684,446
                                                                     -----------

GAS -- 0.4%
   700,000      A+      Southern California Gas Co., First
                           Mortgage Bonds, Series II, 4.375%
                           due 1/15/11                                   690,428
                                                                     -----------

HEALTHCARE-SERVICES -- 0.4%
   700,000     BBB+     WellPoint, Inc., 6.800% due 8/1/12               773,044
                                                                     -----------

HOME BUILDERS -- 0.3%
   600,000      BB+     D.R. Horton, Inc., 5.250% due 2/15/15            564,626
                                                                     -----------

INDUSTRIAL CONG LOMERATES -- 2.4%
 2,400,000      AAA     General Electric Co., 5.000% due 2/1/13        2,423,633
 1,800,000     BBB+     Tyco International Group SA, 6.125%
                           due 11/1/08                                 1,865,783
                                                                     -----------
                        TOTAL INDUSTRIAL CONGLOMERATES                 4,289,416
                                                                     -----------

INSURANCE -- 0.8%
                        Berkshire Hathaway Finance Corp:
   300,000      AAA        3.850% due 5/16/08 (a)                        300,158
   700,000      AAA        4.750% due 5/15/12                            696,198
   400,000     BBB+     GE Global Insurance Holding Corp., 7.000%
                           due 2/15/26                                   412,447
                                                                     -----------
                        TOTAL INSURANCE                                1,408,803
                                                                     -----------

MEDIA -- 4.2%
   400,000     BBB-     Clear Channel Communications, Inc.,
                           4.400% due 5/15/11                            375,249
   900,000     BBB+     Comcast Cable Communications, Inc.,
                           8.500% due 5/1/27                           1,145,119
 1,500,000     BBB-     COX Communications, Inc., 7.125%
                           due 10/1/12                                 1,633,939
   879,000      BB+     Liberty Media Corp., 5.370% due
                           9/17/06 (a)                                   886,533
 3,600,000     BBB+     Time Warner, Inc., 6.150% due 5/1/07           3,680,809
                                                                     -----------
                        TOTAL MEDIA                                    7,721,649
                                                                     -----------

MINING -- 0.4%
   600,000      BBB     Phelps Dodge Corp., 8.750% due 6/1/11            703,090
                                                                     -----------

OIL & GAS -- 1.0%
   700,000     BBB+     Anadarko Finance Co., Series B, 6.750%
                           due 5/1/11                                    761,444

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS QUALITY BOND PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

   FACE
  AMOUNT     RATING++                     SECURITY                      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 46.1%

AEROSPACE/DEFENSE -- 0.8%
                        Northrop Grumman Corp.:
$  400,000     BBB+     7.125% due 2/15/11                           $   442,552
 1,100,000     BBB+     4.079% due 11/16/06                            1,094,583
                                                                     -----------
                        TOTAL AEROSPACE/DEFENSE                        1,537,135
                                                                     -----------

AGRICULTURE -- 1.0%
 1,700,000      BBB     Altria Group, Inc., 5.625% due 11/4/08         1,744,317
                                                                     -----------

AUTO MANUFACTURERS -- 0.9%
 1,300,000      BBB     DaimlerChrysler North America Holding
                           Corp., 7.300% due 1/15/12                   1,413,559
   200,000      BB+     Ford Motor Co., 7.450% due 7/16/31               157,000
                                                                     -----------
                        TOTAL AUTOMOTIVE                               1,570,559
                                                                     -----------

BANKS -- 6.2%
 1,720,000      AA-     ABN AMRO Bank NV, 3.840% due 5/11/07 (a)       1,722,669
 1,000,000      AA-     Bank of America Corp., 5.375% due 6/15/14      1,031,898
   700,000      A+      HSBC Bank USA, 5.875% due 11/1/34                720,798
   700,000      A-      Huntington National Bank, 4.650%
                           due 6/30/09                                   698,186
   300,000      AA      Rabobank Capital Funding Trust III,
                           5.254% due 12/31/16 (a)(b)                    299,516
   500,000      A       RBS Capital Trust I, 4.709% due
                           12/29/49 (a)                                  483,156
   800,000      A+      Royal Bank of Scotland Group PLC, 5.050%
                           due 1/8/15 U.S. Bank North America:           807,086
 1,800,000      AA-        2.870% due 2/1/07                           1,762,267
 1,000,000      A+         4.950% due 10/30/14                         1,002,872
                        Wachovia Bank North America:
   500,000      A+         4.800% due 11/1/14                            491,834
 1,400,000      A+         4.090% due 11/3/14 (a)                      1,413,805
   900,000      A-      Washington Mutual Bank FA, 5.125%
                           due 1/15/15                                   892,534
                                                                     -----------
                        TOTAL BANKS                                   11,326,621
                                                                     -----------

BEVERAGES -- 1.0%
   700,000      A+      Bottling Group LLC, 4.625% due 11/15/12          693,020
 1,200,000       A      PepsiAmericas, Inc., 4.875% due 1/15/15        1,188,296
                                                                     -----------
                        TOTAL BEVERAGES                                1,881,316
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES -- 12.7%
 1,000,000      AA+     AIG SunAmerica Global Financing VII,
                           5.850% due 8/1/08 (b)                       1,029,932
 1,700,000      A+     American General Finance Corp., 3.875%
                           due 10/1/09                                 1,640,860
 1,170,000      BBB     Capital One Bank, 5.000% due 6/15/09           1,176,417
   500,000     BBB-     Capital One Financial Corp., 5.500%
                           due 6/1/15                                    503,867
 1,500,000      A       Caterpillar Financial Services, 4.700%
                           due 3/15/12                                 1,492,200
   900,000      A       Countrywide Financial Corp., Series A,
                           4.500% due 6/15/10                            882,148
 1,330,000      A       Countrywide Home Loans, Inc., Series L,
                           4.000% due 3/22/11                          1,265,007
                        Credit Suisse First Boston USA, Inc.:
 1,100,000      A+         3.875% due 1/15/09                          1,073,253
   600,000      A+         6.125% due 11/15/11                           638,253
                        Ford Motor Credit Co.:
   200,000      BB+        5.700% due 1/15/10                            181,850
 1,900,000      BB+        Global Landmark Securities, 6.875%
                              due 2/1/06                               1,907,927
   600,000      BBB-    Glencore Funding LLC, 6.000% due
                           4/15/14 (b)                                   569,316
 2,100,000      A+      Goldman Sachs Group, Inc., 5.250%
                           due 10/15/13                                2,122,401
 2,600,000       A      HSBC Finance Corp., 6.375% due 10/15/11        2,784,564
   800,000       A      JPMorgan Chase & Co., 5.250% due 5/1/15          806,506
 1,300,000       A      Lehman Brothers Holdings, Inc., Series G,
                           4.800% due 3/13/14                          1,279,307
 1,700,000      AAA     MassMutual Global Funding II, 2.550% due
                           7/15/08 (b)                                 1,606,915
                        Merrill Lynch & Co., Inc., Series C:

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS QUALITY BOND PORTFOLIO

September 30, 2005

   FACE
  AMOUNT     RATING++                    SECURITY                       VALUE
--------------------------------------------------------------------------------
OIL & GAS (CONTINUED)

$1,000,000      BBB     Devon Financing Corp. ULC, 6.875% due
                           9/30/11                                   $ 1,100,576
                                                                     -----------
                        TOTAL OIL & GAS                                1,862,020
                                                                     -----------

OIL & GAS SERVICES -- 0.2%
   400,000     BBB+     Cooper Cameron Corp., 2.650% due 4/15/07         386,760
                                                                     -----------

PHARMACEUTICALS -- 1.2%
 2,200,000      A       Wyeth, 5.500% due 2/1/14                       2,258,150
                                                                     -----------

PIPELINES -- 0.7%
   300,000     BBB+     Consolidated Natural Gas Co., 5.000% due
                           12/1/14                                       296,232
   700,000     BBB-     Duke Capital LLC, 4.331% due 11/16/06            696,569
   300,000     BBB+     Kinder Morgan Energy Partners LP, 5.125%
                           due 11/15/14                                  296,334
                                                                     -----------
                        TOTAL PIPELINES                                1,289,135
                                                                     -----------

REAL ESTATE -- 0.3%
  500,000      BBB-     Colonial Realty LP, 4.750% due 2/1/10            489,738
                                                                     -----------

REAL ESTATE INVESTMENT TRUST -- 1.3%
   100,000     BBB+     AvalonBay Communities, Inc., 4.950% due
                           3/15/13                                        98,358
   500,000     BBB      HRPT Properties Trust, 6.250% due 8/15/16        525,879
   660,000     BBB-     iStar Financial, Inc., 6.000% due 12/15/10       678,238
   200,000      A-      Kimco Realty Corp., Series C, 3.893% due
                           8/1/06 (a)                                    200,247
   250,000     BBB-     Nationwide Health Properties, Inc.,
                           Medium-Term Notes, Series C, 6.900% due
                           10/1/37                                       268,099
                        Simon Property Group LP:
   300,000     BBB+        4.600% due 6/15/10                            296,144
   300,000     BBB+        5.100% due 6/15/15                            294,612
                                                                     -----------
                        TOTAL REAL ESTATE INVESTMENT TRUST             2,361,577
                                                                     -----------

SOFTWARE -- 0.8%
 1,500,000     BBB-  Computer Associates International, Inc.,
                        4.750% due 12/1/09 (b)                         1,473,045
                                                                     -----------

TELECOMMUNICATIONS -- 2.0%
   600,000      A-      Deutsche Telekom International Finance BV,
                           8.750% due 6/15/30                            776,951
   700,000      A       SBC Communications, Inc., 6.450% due
                           6/15/34                                       742,395
 1,350,000      A-      Sprint Capital Corp., 6.125% due 11/15/08      1,402,861
   700,000     BBB+     Telecom Italia Capital SA, 4.000% due
                           1/15/10 (b)                                   672,802
                                                                     -----------
                        TOTAL TELECOMMUNICATIONS                       3,595,009
                                                                     -----------
                        TOTAL CORPORATE BONDS & NOTES
                           (Cost -- $83,772,634)                      83,801,593
                                                                     -----------

ASSET-BACKED SECURITIES -- 2.2%

AUTOMOBILE -- 0.0%
    26,123      AAA     Toyota Auto Receivables Owner Trust,
                           Series 2002-C, Class A3, 2.650% due
                           11/15/06                                       26,125
                                                                     -----------

CREDIT CARD -- 1.3%
   750,000      AAA     Chase Issuance Trust, 4.230% due 1/15/13         744,963
 1,700,000      AAA     Discover Card Master Trust I, Series
                           1996-3, Class A, 6.050% due 8/18/08         1,712,259
                                                                     -----------
                        TOTAL CREDIT CARD                              2,457,222
                                                                     -----------

HOME EQUITY -- 0.6%
 1,000,000      AAA     Chase Funding Mortgage Loan Asset-Backed
                           Certificates, Series 2002-2, Class 1A5,
                           5.833% due 4/25/32                          1,014,775
                                                                     -----------

OTHER ABS -- 0.3%
   562,621      AAA     California Infrastructure PG&E-1, Series
                           1997-1, Class A7, 6.420% due 9/25/08          569,552
                                                                     -----------

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS QUALITY BOND PORTFOLIO

September 30, 2005

                        TOTAL ASSET-BACKED SECURITIES
                           (Cost -- $4,180,807)                        4,067,674
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.4%
$2,800,000      AAA     Banc of America Commercial Mortgage, Inc.,
                           Series 2004-6, Class AJ, 4.870% due
                           12/10/42                                  $ 2,756,114
 3,200,000      AAA     Commercial Mortgage Pass Through
                           Certificates, 5.167% due 6/10/44            3,217,718
                        JP Morgan Chase Commercial Mortgage
                           Securities Corp:
   850,000      AAA         4.996% due 8/15/42                           842,941
   950,000                  4.999% due 10/15/42                          954,728
 3,000,000    Aaa(c)    JP Morgan Chase Commercial Mortgage
                           Securities Corp., Series 2004-C3, Class
                           AJ, 4.922% due 1/15/42                      2,961,357
   900,000      AAA     LB-UBS Commercial  Mortgage Trust, Series
                           2005-C1, Class AJ, 4.806% due 2/15/40         881,699
                                                                     -----------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (Cost -- $11,757,448)                      11,614,557
                                                                     -----------

   PAR
  AMOUNT                           SECURITY                            VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 42.0%

U.S. GOVERNMENT AGENCIES -- 3.4%
 1,200,000   FHLMC, step bond to yield 2.900% due 2/27/19             1,192,628
             FNMA:
 2,400,000      1.750% due 6/16/06                                    2,358,425
 2,600,000      step bond to yield 1.011%  due 2/9/07                 2,587,759
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCIES                           6,138,812
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 38.6%

 1,100,000   U.S. Treasury Bonds, 5.250% due 2/15/29                  1,199,473
             U.S. Treasury Notes:
21,000,000      2.875% due 11/30/06                                  20,705,517
 2,600,000      2.750% due 8/15/07                                    2,535,205
12,000,000      4.000% due 8/31/07                                   11,962,980
24,550,000      4.125% due 8/15/08-5/15/15                           24,476,717
 6,520,000      3.375% due 11/15/08                                   6,366,428
   200,000      3.875% due 5/15/10                                      197,164
   200,000      3.625% due 6/15/10                                      195,000
 2,700,000      4.250% due 8/15/15                                    2,683,970
                                                                   ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                       70,322,454
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost -- $76,909,341)                                76,461,266
                                                                   ------------
             TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
                (Cost -- $176,620,230)                              175,945,090

SHORT-TERM INVESTMENT -- 4.5%

REPURCHASE AGREEMENT -- 4.5%
 8,227,000   State Street Bank & Trust Co., dated 9/30/05,
                2.450% due 10/3/05, Proceeds due at maturity -
                $8,228,680; (Fully collateralized by U.S.
                Treasury Bond, 3.625% due 5/15/13; Market value
                - $8,394,750)
                (Cost -- $8,227,000)                                  8,227,000
                                                                   ------------
             TOTAL INVESTMENTS -- 101.2% (Cost -- $184,847,230#)    184,172,090
                                                                   ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%         (2,190,847)
                                                                   ------------
             TOTAL NET ASSETS -- 100.0%                            $181,981,243
                                                                   ============

#    Aggregate cost for federal income tax purposes is substantially the same.
++ All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

TRAVELERS QUALITY BOND PORTFOLIO

September 30, 2005

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)  Rating by Moody's Investors Service, Inc.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

U.S. GOVERNMENT SECURITIES PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005

    FACE
   AMOUNT                           SECURITY                            VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 38.7%

FHLMC -- 8.0%
              FHLMC:
$   208,953      4.000% due 5/1/19                                  $    200,863
  3,240,075      5.000% due 8/1/19                                     3,233,753
     40,277      8.000% due 9/1/30                                        42,981
    419,631      7.500% due 5/1/32                                       445,020
  4,223,263      4.500% due 4/1/33-4/1/35                              4,023,985
    334,172      8.500% due 6/15/21                                      334,641
 10,000,000      5.000% due 12/1/99(a)(b)                              9,787,500
  2,800,000      5.500% due 12/1/99(a)(b)                              2,800,874
--------------------------------------------------------------------------------
                                                                      20,869,617
--------------------------------------------------------------------------------
FNMA -- 25.4%
              FNMA:
    337,758      7.500% due 2/1/16-11/1/29                               357,516
  5,399,759      4.500% due 5/1/19-9/1/19                              5,293,100
  1,058,962      4.000% due 8/1/19-5/1/33                                981,877
  4,939,519      5.500% due 9/1/24                                     4,970,730
    809,114      6.500% due 12/1/27-5/1/32                               834,063
 19,936,220      5.000% due 8/1/35-12/1/99(a)(b)                      19,579,565
  1,476,494      4.000% due 12/1/99(a)(b)                              1,420,665
    650,000      4.500% due 12/1/99(a)(b)                                636,594
 19,748,956      5.500% due 12/1/99(a)(b)                             19,742,794
 12,400,000      6.000% due 12/1/99(a)(b)                             12,609,250
--------------------------------------------------------------------------------
                                                                      66,426,154
--------------------------------------------------------------------------------
GNMA -- 4.0%
              GNMA:
    222,584      9.000% due 8/15/08-9/15/09                              234,506
     56,192      8.500% due 3/15/18-5/15/18                               61,328
 10,000,000      5.500% due due 12/1/99(a)(b)                         10,093,750
--------------------------------------------------------------------------------
                                                                      10,389,584
--------------------------------------------------------------------------------
              TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost -- $101,408,176)                              101,225,319
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.8%
  2,680,000   Credit Suisse First Boston Mortgage Securities
                 Corp., Series 2004-C5, Class AJ, 4.889%
                 due 11/15/37                                          2,639,020
              JP Morgan Chase Commercial Mortgage Securities
                 Corp,:
  6,350,000      4.948% due 9/12/37                                    6,286,211
  1,250,000      4.999% due 10/15/42                                   1,256,221
  4,950,000   JP Morgan Chase Commercial Mortgage Securities
                 Corp., Series 2004-CBX, Class AJ, 4.951%
                 due 1/12/37                                           4,900,072
  5,500,000   LB-UBS Commercial Mortgage Trust, Series
                 2004-C8, Class AJ, 4.858% due 12/15/39                5,412,452
--------------------------------------------------------------------------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost -- $20,826,413)                                20,493,976
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 51.9%

U.S. GOVERNMENT AGENCIES -- 15.8%
  3,000,000   FNMA, 6.250% due 5/15/29                                 3,539,964
 13,949,000   Financing Corp. (FICO) Strips, Series 13,
                 zero coupon bond to yield 5.191% due 6/27/11         10,789,133

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

U.S. GOVERNMENT SECURITIES PORTFOLIO

September 30, 2005

    FACE
   AMOUNT                           SECURITY                            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES  (CONTINUED)
$ 5,442,361   National Archives Facility Trust, COP, 8.500%
                 due 9/1/19                                        $  6,523,894
  3,902,353   Residential Funding Mtg Sec I, 4.750%
                 due 12/25/18                                         3,834,062
 10,000,000   Resolution Funding Corp. Strips, zero
                 coupon bond to yield 3.429% due 1/15/21              4,808,760
  9,000,000   Tennessee Valley Authority, Global Power
                 Bonds 2000, Series G, 7.125% due 5/1/30             11,836,152
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCIES                         41,331,965
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 37.5%
              U.S. Treasury Bonds:
  8,000,000      8.875% due 8/15/17                                  11,219,376
 22,500,000      6.250% due 8/15/23                                  26,911,237
  1,500,000      6.875% due 8/15/25                                   1,934,181
 11,000,000      5.250% due 11/15/28-2/15/29                         11,986,530
 28,800,000   U.S. Treasury Notes, 4.125% due 5/15/15                28,312,877
              U.S. Treasury Strips:
  7,500,000      zero coupon bond to yield 3.709% due 11/15/09        6,296,948
 28,000,000      zero coupon bond to yield 3.212% due 2/15/27        10,398,668
  3,000,000      zero coupon bond to yield 2.935% due 11/15/27        1,080,732
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS                      98,140,549
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (Cost -- $132,057,040)                             135,932,550
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS
                 (Cost -- $254,291,629)                             257,651,845
SHORT-TERM INVESTMENT -- 24.3%

REPURCHASE AGREEMENT -- 24.3%
 63,680,000   State Street Bank & Trust Co., dated 9/30/05,
                 2.4500% due 10/3/05; Proceeds due at maturity -
                 $63,693,001; (Fully collateralized by U.S.
                 Treasury Bond, 3.625% due 5/15/13; Market value
                 - $64,954,500) (Cost -- $63,680,000)                63,680,000
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 122.8%
                 (Cost -- $317,971,629#)                            321,331,845
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.8)%      (59,564,470)
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                           $261,767,375
--------------------------------------------------------------------------------

(a)  This security is trade on a "to-be-announced" basis.
(b) All or a portion of this security is acquired under mortgage dollar roll agreement.
#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

     Abbreviations used in this schedule:
     COP - Certificate of Participation
     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association
     GNMA - Government National Mortgage Association

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

ZERO COUPON BOND FUND PORTFOLIO SERIES 2005

Schedule of Investments (unaudited)
September 30, 2005

  FACE
 AMOUNT                             SECURITY                            VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.2%

U.S. GOVERNMENT OBLIGATIONS -- 97.2%
            United States Treasury Note:
1,375,000   Stripped Interest Payment only, to yield
               5.844% due 11/15/05                                  $ 1,369,376
1,800,000   Stripped Interest Payment only, to yield
               3.746% due 5/15/07                                     1,685,153
            United States Treasury Bills:
2,025,000   2.131% due 12/15/05                                       2,010,614
                                                                    -----------
            TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS           5,065,143
              (Cost -- $5,064,460)                                  -----------
SHORT-TERM INVESTMENT -- 3.2%

REPURCHASE AGREEMENT -- 3.2%
  167,000   State Street Bank & Trust Co., 1.200% due
               10/3/05, dated 09/30/05, Proceeds due at
               maturity - $167,017; (Fully collateralized by
               U.S. Treasury Bond, 7.250% due 8/15/22;
               Market value - $171,763)                                 167,000
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENTS -- 3.2%
               (Cost -- $167,000#)                                      167,000
                                                                    -----------
            TOTAL INVESTMENTS -- 100.4% (Cost -- $5,231,460#)         5,232,143
            Other Assets In Excess of Liabilities -- (0.4)%             (18,683)
                                                                    -----------
            TOTAL NET ASSETS -- 100.0%                              $ 5,213,460
                                                                    ===========

#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                      SEE NOTES TO SCHEDULE OF INVESTMENTS.

BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S RATINGS SERVICE ("STANDARD & POOR'S") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE ("MOODY'S") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

                        Notes to Schedule of Investments

At September 30, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                           GROSS           GROSS       NET UNREALIZED
                                                    FEDERAL INCOME      UNREALIZED      UNREALIZED      APPRECIATION/
PORTFOLIO                                              TAX COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
---------                                          ---------------    --------------  ---------------  --------------
Capital Appreciation Fund                              700,110,754      390,276,524        3,401,495      386,875,029
Convertible Securities Portfolio                       101,806,113        3,882,198        2,088,679        1,793,519
Disciplined Mid Cap Stock Portfolio                    176,615,587       31,347,015        3,373,297       27,973,718
Equity Income Portfolio                                348,372,236       32,704,038       10,716,157       21,987,881
Federated High Yield Portfolio                          83,262,516        3,159,903        2,467,096          692,807
Federated Stock Portfolio                               25,879,180        1,185,009        4,139,886        2,954,877
High Yield Bond Trust                                  111,528,912        3,611,929        2,308,596        1,303,333
Large Cap Portfolio                                    251,661,313       18,214,597        9,103,785        9,110,812
Managed Allocation Series: Aggressive Portfolio          3,437,520          163,842                0          163,842
Managed Allocation Series: Conservative Portfolio        3,156,761           34,695            4,074           30,621
Managed Allocation Series: Moderate Portfolio           11,515,573          261,086           10,494          250,592
Managed Allocation Series: Moderate-Aggressive
 Portfolio                                              14,283,542          474,431            4,489          469,942
Managed Allocation Series: Moderate-Conservative
 Portfolio                                               2,964,531           75,209              904           74,305
Managed Assets Trust                                   251,932,372       38,907,240       13,470,082       25,437,158
Mercury Large Cap Core Portfolio                       109,554,422       24,882,392        3,184,201       21,698,191
MFS Mid Cap Growth Portfolio                           300,152,280       52,599,330        9,509,814       43,089,516
MFS Value Portfolio                                     65,908,176          994,062        2,148,445        7,845,617
Mondrian International Stock Portfolio                 225,660,725       20,455,430        1,987,303       18,468,127
Money Market Portfolio                                 359,190,765                -                -                -
Pioneer Fund                                            34,065,406        8,357,480          646,277        7,711,203
Pioneer Mid Cap Value Portfolio                          4,900,407          272,502          140,156          132,346
Style Focus Series: Small Cap Growth Portfolio           4,790,631          483,775          138,025          345,750
Style Focus Series: Small Cap Value Portfolio            3,959,078          117,550          459,724         (342,174)
Travelers Quality Bond Portfolio                       184,847,230        1,122,238        1,797,378         (675,140)
U.S. Government Securities Portfolio                   317,971,629        5,957,795        2,597,579        3,360,216
Zero Coupon Bond Fund Portfolio 2005                     5,231,460            3,960            4,643             (683)

As of September 30, 2005, the market value of 144A securities for each portfolio was as follows:

                                                                      % OF TOTAL
PORTFOLIO                                      MARKET VALUE           NET ASSETS
---------                                      ------------           ----------
Convertible Securities Portfolio                 18,022,842                17.12
Federated High Yield Portfolio                   12,306,486                14.45
High Yield Bond Trust                            13,848,077                12.03
Managed Assets Trust                              6,501,726                 2.33
Travelers Quality Bond Portfolio                  7,368,531                 4.05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Effective July 1, 2005, certain changes were made to the registrant's internal control over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Prior to July 1, 2005, Travelers Life & Annuity legal and Citigroup Asset Management finance departments were directly responsible for registrant's internal control over financial reporting, including those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the registrant; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the registrant are being made only in accordance with authorizations of management and directors of the registrant; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the registrant's assets that could have a material effect on the financial statements. Beginning July 1, 2005, the responsibilities for the registrant's internal control of financial reporting, including those policies and procedures discussed above, were delegated to the sub-administrator to the registrant, subject to the supervision and oversight of the registrant, including its principal executive and principal financial officers, other officers of the registrant, and officers and employees of the registrant's adviser.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TRAVELERS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: November 29, 2005


By: /s/ Peter Duffy
    -------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: November 29, 2005